United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/22

Date of Reporting Period: Six months ended 01/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2022

Ticker FRFXX

Federated Hermes Capital Reserves Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	44.1%
Bank Instruments	21.7%
Other Repurchase Agreements and Repurchase Agreements	17.0%
Variable Rate Instruments	16.4%
U.S. Treasury	0.2%
Investment Company	0.6%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100%
At January 31, 2022, the Fund’s effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.6%[5]
8-30 Days	23.4%
31-90 Days	27.7%
91-180 Days	7.5%
181 Days or more	2.8%
Other Assets and Liabilities—Net[2]	0.0%[3]
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Represents less than 0.1%.
4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5
Overnight securities comprised 19.5% of the Fund’s portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—44.1%
		Aerospace/Auto—1.9%
$87,000,000		American Honda Finance Corp., (Honda Motor Co., Ltd. Support Agreement), 0.290%—0.390%, 3/10/2022 - 4/13/2022	$86,969,382
		Banking—7.7%
104,000,000		Collateralized Commercial Paper V Co. LLC, 0.160%, 2/14/2022 - 4/1/2022	103,983,662
50,000,000		Landesbank Hessen-Thuringen, 0.270%, 3/14/2022	49,984,625
150,000,000		Ridgefield Funding Company, LLC Series A, 0.150%—0.160%, 2/7/2022 - 3/9/2022	149,983,784
25,000,000		Royal Bank of Canada, 0.210%, 7/13/2022	24,976,375
15,000,000		Toronto Dominion Bank, 0.240%, 5/3/2022	14,990,900
		TOTAL	343,919,346
		Chemicals—8.3%
225,000,000		BASF SE, 0.140%—0.240%, 2/10/2022 - 3/25/2022	224,929,792
35,000,000		DuPont de Nemours, Inc., 0.310%, 2/11/2022	34,996,986
110,000,000		PPG Industries, Inc., 0.250%, 2/8/2022 - 2/15/2022	109,993,021
		TOTAL	369,919,799
		Electric Power—6.6%
40,000,000		Avangrid, Inc., 0.120%—0.140%, 2/1/2022	40,000,000
155,000,000		Duke Energy Corp., 0.100%, 2/1/2022	155,000,000
100,000,000		EverSource Energy, 0.140%—0.180%, 2/2/2022 - 2/16/2022	99,996,055
		TOTAL	294,996,055
		Finance - Banking—1.3%
59,000,000		Landesbank Baden-Wurttemberg, 0.070%, 2/1/2022	59,000,000
		Finance - Commercial—1.1%
50,000,000		Atlantic Asset Securitization LLC, 0.260%, 4/4/2022	49,977,611
		Finance - Retail—5.6%
175,000,000		Barton Capital S.A., 0.160%—0.622%, 2/17/2022 - 7/20/2022	174,748,597
75,000,000		Sheffield Receivables Company LLC, 0.270%, 4/20/2022	74,956,125
		TOTAL	249,704,722
		Food & Beverage—0.9%
40,000,000		Mondelez International, Inc., 0.130%, 2/1/2022	40,000,000
		Insurance—3.4%
150,000,000		PRICOA Short Term Funding, LLC, 0.160%—0.310%, 3/16/2022 - 6/6/2022	149,925,514
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Mining—2.4%
$105,000,000		Nutrien Ltd., 0.230%—0.250%, 2/4/2022 - 2/25/2022	$104,990,667
		Telecommunications—4.9%
190,000,000		Bell Canada, 0.220%—0.240%, 2/15/2022 - 2/23/2022	189,974,356
29,650,000		Verizon Communications, Inc., 0.230%, 3/9/2022	29,643,180
		TOTAL	219,617,536
		TOTAL COMMERCIAL PAPER	1,969,020,632
		CERTIFICATES OF DEPOSIT—21.7%
		Banking—21.7%
35,000,000		Bank of Montreal, 0.240%, 5/5/2022	35,000,000
110,000,000		Canadian Imperial Bank of Commerce, 0.240%—0.350%, 5/4/2022 - 11/2/2022	110,000,000
150,000,000		Landesbank Baden-Wurttemberg, 0.130%—0.140%, 2/4/2022 - 2/16/2022	150,000,000
80,000,000		Landesbank Hessen-Thuringen, 0.160%—0.250%, 2/9/2022 - 3/14/2022	80,000,000
75,000,000		Mizuho Bank Ltd., 0.200%—0.220%, 3/2/2022 - 3/15/2022	75,000,000
100,000,000		MUFG Bank Ltd., 0.180%—0.270%, 2/18/2022 - 5/31/2022	100,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 0.180%—0.230%, 2/14/2022 - 4/25/2022	150,000,000
130,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150%—0.220%, 2/8/2022 - 3/11/2022	130,000,000
100,000,000		Toronto Dominion Bank, 0.240%, 4/1/2022	100,000,000
40,000,000		Westpac Banking Corp. Ltd., Sydney, 0.270%, 10/13/2022	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	970,000,000
	[2]	NOTES-VARIABLE—16.4%
		Banking—12.0%
50,000,000		Bank of Montreal, 0.220% (Secured Overnight Financing Rate +0.170%), 2/1/2022	50,000,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 0.170%, 2/3/2022	9,200,000
67,210,000		Byron H. Rubin as Trustee of the Gerald J. Rubin Special Trust No. 1, UAD June 23, 2016, (Comerica Bank LOC), 0.150%, 2/3/2022	67,210,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 0.267%, 2/3/2022	35,080,000
13,225,000		Catholic Health Initiatives, Taxable Municipal Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	13,225,000
2,095,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.430%, 2/3/2022	2,095,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$23,600,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 0.180%, 2/3/2022	$23,600,000
11,300,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.350%, 2/2/2022	11,300,000
6,750,000		CT 2019 Irrevocable Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	6,750,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	9,590,000
2,090,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo LOC), 0.460%, 2/4/2022	2,090,000
5,040,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 0.299%, 2/3/2022	5,040,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 0.299%, 2/3/2022	23,445,000
15,000,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets plc LOC), 0.110%, 2/2/2022	15,000,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	11,255,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 0.120%, 2/3/2022	30,565,000
11,240,000		Richard F. Wilks Spousal Gifting Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	11,240,000
25,000,000		Royal Bank of Canada, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	25,000,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.150%, 2/3/2022	13,875,000
2,800,000		Taxable Muni Funding Trust 2021-007, (Series 2021-007) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	2,800,000
50,000,000		Taxable Muni Funding Trust 2021-010, (Series 2021-010) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	50,000,000
6,145,000		Taxable Municipal Funding Trust 2020-001, Barclays Taxable Muni Funding Trust (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	6,145,000
24,820,000		Taxable Municipal Funding Trust 2020-011, (Series 2020-011) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	24,820,000
2,300,000		Taxable Municipal Funding Trust 2021-002, Barclays Taxable Muni Funding Trust (Series 2021-002) VRDNs, (Barclays Bank plc LOC), 0.290%, 2/3/2022	2,300,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$6,000,000		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	$6,000,000
5,940,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	5,940,000
20,000,000		Taxable Tender Option Bond Trust2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	20,000,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.170%, 2/3/2022	9,825,000
7,145,000		The Raymon Lee Ince Irrevocable Trust, (BOKF, N.A. LOC), 0.170%, 2/3/2022	7,145,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.170%, 2/3/2022	7,305,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxable (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 0.150%, 2/3/2022	13,000,000
		TOTAL	537,210,000
		Electric Power—0.7%
32,000,000		West Jefferson, AL IDB PCRBs (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.140%, 2/3/2022	32,000,000
		Forest Products—0.9%
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 0.100%, 2/2/2022	14,200,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.100%, 2/3/2022	25,000,000
		TOTAL	39,200,000
		Government Agency—0.4%
3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 0.120%, 2/3/2022	3,935,000
7,365,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 0.150%, 2/3/2022	7,365,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 0.120%, 2/3/2022	6,060,000
		TOTAL	17,360,000
		Metals—1.0%
45,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 0.110%, 2/2/2022	45,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Miscellaneous—0.5%
$20,000,000		Iowa Finance Authority (Cargill, Inc.), (Series 2021) Weekly VRDNs, 0.130%, 2/3/2022	$20,000,000
		Municipal—0.9%
38,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022	38,500,000
		TOTAL NOTES-VARIABLE	729,270,000
		OTHER REPURCHASE AGREEMENTS—9.5%
165,000,000		Repurchase agreement, 0.12% dated 1/31/2022 under which BofA Securities, Inc will repurchase the securities provided as collateral for $165,000,550 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds and medium-term notes with various maturities to 4/22/2032 and the market value of those underlying securities was $168,300,000.	165,000,000
10,000,000		Repurchase agreement, 0.40% dated 9/7/2021 under which Citigroup Global Markets, Inc will repurchase the securities provided as collateral for $10,020,111 on 3/7/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were sovereign debt securities with various maturities to 4/29/2053 and the market value of those underlying securities was $10,359,820.	10,000,000
50,000,000		Repurchase agreement, 0.45% dated 9/7/2021 under which Citigroup Global Markets, Inc will repurchase the securities provided as collateral for $50,113,125 on 3/7/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities, collateralized mortgage-backed obligations and sovereign debt securities with various maturities to 7/26/2066 and the market value of those underlying securities was $51,018,489.	50,000,000
100,000,000		Repurchase agreement, 0.17% dated 1/31/2022 under which HSBC Securities (USA), Inc will repurchase the securities provided as collateral for $100,000,472 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were corporate bonds, medium-term notes and sovereign debt securities with various maturities to 6/15/2052 and the market value of those underlying securities was $102,000,359.	100,000,000
50,000,000		Repurchase agreement, 0.73% dated 1/27/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,090,236 on 4/26/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 12/31/2099 and the market value of those underlying securities was $51,006,016.	50,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
$25,000,000	Repurchase agreement, 0.73% dated 4/27/2021 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,185,035 on 4/27/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 5/17/2042 and the market value of those underlying securities was $25,502,884.	$25,000,000
25,000,000	Repurchase agreement, 0.57% dated 1/28/2022 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $25,011,083 on 2/25/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were convertible bonds with various maturities to 1/1/2999 and the market value of those underlying securities was $25,501,906.	25,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	425,000,000
	REPURCHASE AGREEMENTS—7.5%
50,000,000	Interest in $200,000,000 joint repurchase agreement, 0.055% dated 1/31/2022 under which BMO Harris Bank will repurchase the securities provided as collateral for $200,000,306 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. government agency with various maturities to 2/25/2036 and the market value of those underlying securities was $205,659,961.	50,000,000
20,000,000	Interest in $40,000,000 joint repurchase agreement, 0.42% dated 9/1/2021 under which Mizuho Securities USA LLC will repurchase the securities provided as collateral for $40,072,333 on 2/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were asset-backed securities with various maturities to 10/21/2047 and the market value of those underlying securities was $40,828,561.	20,000,000
262,000,000	Interest in $600,000,000 joint repurchase agreement, 0.055% dated 1/31/2022 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,000,917 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 11/15/2051 and the market value of those underlying securities was $612,000,961.	262,000,000
	TOTAL REPURCHASE AGREEMENTS	332,000,000
	U.S. TREASURY—0.2%
10,000,000	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	10,001,006
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	INVESTMENT COMPANY—0.6%
$26,997,300	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	$27,000,102
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[4]	4,462,291,740
	OTHER ASSETS AND LIABILITIES—0.0%[5]	1,110,328
	TOTAL NET ASSETS—100%	$4,463,402,068
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.8% of the Fund’s portfolio as calculated based upon total market value.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2021	$27,000,102
Purchases at Cost	$—
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$N/A
Net Realized Gain/(Loss)	$N/A
Value as of 01/31/2022	$27,000,102
Shares Held as of 01/31/2022	26,997,300
Dividend Income	$4,371
1
Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
5
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$1,969,020,632	$—	$1,969,020,632
Certificates of Deposit	—	970,000,000	—	970,000,000
Notes-Variable	—	729,270,000	—	729,270,000
Repurchase Agreements	—	332,000,000	—	332,000,000
Other Repurchase Agreements	—	425,000,000	—	425,000,000
U.S. Treasury	—	10,001,006	—	10,001,006
Investment Company	27,000,102	—	—	27,000,102
TOTAL SECURITIES	$27,000,102	$4,435,291,638	$—	$4,462,291,740
The following acronym(s) are used throughout this portfolio:
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRBs	—Pollution Control Revenue Bonds
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.016	0.007	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.007	0.016	0.007	0.001
Less Distributions:
Distributions from net income	(0.000)[1]	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.016)	(0.007)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.68%	1.58%	0.75%	0.10%
Ratios to Average Net Assets:
Net expenses[4,5]	0.16%[6]	0.23%	0.94%	1.02%	1.02%	0.92%
Net investment income	0.01%[6]	0.01%	0.65%	1.58%	0.70%	0.08%
Expense waiver/reimbursement[7]	1.04%[6]	0.97%	0.28%	0.19%	0.19%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,463,402	$4,295,924	$4,312,748	$4,030,191	$4,220,884	$6,951,890
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.23%, 0.94%, 1.02%, 1.02% and 0.92% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2022 (unaudited)
Assets:
Investment in securities, at value including $27,000,102 of investment in an affiliated holding*	$3,705,291,740
Investments in other repurchase agreements and repurchase agreements	757,000,000
Investment in securities, at amortized cost and fair value		$4,462,291,740
Income receivable		850,956
Cash		459,764
Receivable for shares sold		47,996
Prepaid expenses		37,991
Income receivable from affiliated holding		1,230
TOTAL ASSETS		4,463,689,677
Liabilities:
Payable for shares redeemed	49,066
Payable for share registration costs	87,495
Payable for other service fees (Notes 2 and 5)	49,961
Payable for portfolio accounting fees	43,703
Payable for custodian fees	34,043
Payable for investment adviser fee (Note 5)	12,407
Payable for administrative fee (Note 5)	9,724
Payable for Directors’/Trustees’ fees (Note 5)	1,210
TOTAL LIABILITIES		287,609
Net assets for 4,463,402,361 shares outstanding		$4,463,402,068
Net Assets Consists of:
Paid-in capital		$4,463,389,804
Total distributable earnings (loss)		12,264
TOTAL NET ASSETS		$4,463,402,068
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,463,402,068 ÷ 4,463,402,361 shares outstanding, no par value, unlimited shares authorized		$1.00
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2022 (unaudited)
Investment Income:
Interest			$3,730,529
Dividends received from an affiliated holding*			4,371
TOTAL INCOME			3,734,900
Expenses:
Investment adviser fee (Note 5)		$4,289,094
Administrative fee (Note 5)		1,677,242
Custodian fees		75,788
Transfer agent fees (Note 2)		2,152,403
Directors’/Trustees’ fees (Note 5)		11,494
Auditing fees		11,292
Legal fees		4,591
Distribution services fee (Note 5)		11,795,008
Other service fees (Notes 2 and 5)		5,361,367
Portfolio accounting fees		88,417
Share registration costs		281,243
Printing and postage		146,932
Miscellaneous (Note 5)		18,171
TOTAL EXPENSES		25,913,042
Waivers and Reimbursements:
Waivers/reimbursements of investment adviser fee (Note 5)	$(3,089,018)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(19,300,482)
TOTAL WAIVERS AND REIMBURSEMENTS		(22,389,500)
Net expenses			3,523,542
Net investment income			211,358
Net realized gain on investments			13,198
Change in net assets resulting from operations			$224,556
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$211,358	$449,256
Net realized gain	13,198	7,910
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	224,556	457,166
Distributions to Shareholders:	(214,459)	(446,155)
Share Transactions:
Proceeds from sale of shares	974,984,617	1,667,943,463
Net asset value of shares issued to shareholders in payment of distributions declared	210,559	436,441
Cost of shares redeemed	(807,727,432)	(1,685,214,367)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	167,467,744	(16,834,463)
Change in net assets	167,477,841	(16,823,452)
Net Assets:
Beginning of period	4,295,924,227	4,312,747,679
End of period	$4,463,402,068	$4,295,924,227
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and
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Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursement of $22,389,500 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2022, unaffiliated third-party financial intermediaries waived $4,412,540 of other service fees and $2,144,107 of transfer agent fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In
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some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2022	Year Ended 7/31/2021
Shares sold	974,984,617	1,667,943,463
Shares issued to shareholders in payment of distributions declared	210,559	436,441
Shares redeemed	(807,727,432)	(1,685,214,367)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	167,467,744	(16,834,463)
4. FEDERAL TAX INFORMATION
As of July 31, 2021, the Fund had a capital loss carryforward of $934 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$934	$—	$934
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the Adviser voluntarily waived $3,067,935 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $21,083.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, FSC waived $11,795,008 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $948,827 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next
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effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.81[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.40	$0.82[2]
1
Expenses are equal to the Fund’s annualized net expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Capital Reserves Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report
26

The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
Semi-Annual Shareholder Report
27

performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily
Semi-Annual Shareholder Report
28

than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
29

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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34

Federated Hermes Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Hermes Government Reserves Fund
Fund Established 2005

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	64.0%
U.S. Treasury Securities	23.3%
U.S. Government Agency Securities	12.9%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%
At January 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.1%[4]
8-30 Days	1.6%
31-90 Days	1.4%
91-180 Days	6.9%
181 Days or more	8.2%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4
Overnight Securities Comprised 74.9% of the Fund’s portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—64.0%
$182,500,000	Interest in $250,000,000 joint repurchase agreement, 0.055% dated 1/31/2022 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $250,000,382 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 12/16/2062 and the market value of those underlying securities was $255,604,632.	$182,500,000
50,000,000	Repurchase agreement, 0.120% dated 1/18/2022 under which Bank Of Montreal will repurchase the securities provided as collateral for $50,012,167 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2051 and the market value of those underlying securities was $51,012,454.	50,000,000
25,000,000	Repurchase agreement, 0.050% dated 1/31/2022 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $25,000,035 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2027 and the market value of those underlying securities was $25,500,108.	25,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 0.055% dated 1/31/2022 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,000,306 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,659,961.	150,000,000
117,000,000	Repurchase agreement, 0.050% dated 1/31/2022 under which BNP Paribas SA will repurchase the securities provided as collateral for $117,000,163 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/15/2024 and the market value of those underlying securities was $119,340,240.	117,000,000
115,829,000	Interest in $1,750,000,000 joint repurchase agreement, 0.050% dated 1/31/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $1,750,002,431 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 9/20/2071 and the market value of those underlying securities was $1,796,669,227.	115,829,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$150,000,000	Repurchase agreement, 0.050% dated 1/31/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $150,000,208 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2024 and the market value of those underlying securities was $153,000,311.	$150,000,000
550,000,000	Repurchase agreement, 0.050% dated 1/31/2022 under which Bank Of America Securities, Inc. will repurchase the securities provided as collateral for $550,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 8/15/2050 and the market value of those underlying securities was $561,000,795.	550,000,000
500,000,000	Repurchase agreement, 0.070% dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,687,361 on 2/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/20/2050 and the market value of those underlying securities was $512,866,455.	500,000,000
250,000,000	Repurchase agreement, 0.060% dated 1/26/2022 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $250,013,750 on 2/28/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 1/15/2030 and the market value of those underlying securities was $255,002,620.	250,000,000
4,750,000,000	Repurchase agreement, 0.050% dated 1/31/2022 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $4,750,006,597 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 5/15/2044 and the market value of those underlying securities was $4,750,006,597.	4,750,000,000
500,000,000	Repurchase agreement, 0.055% dated 1/31/2022 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $500,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 3/31/2026 and the market value of those underlying securities was $510,000,007.	500,000,000
50,000,000	Repurchase agreement, 0.055% dated 1/31/2022 under which HSBC Securities (USA), Inc. will repurchase the securities provided as collateral for $50,000,076 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency Securities with various maturities to 8/1/2051 and the market value of those underlying securities was $51,000,001.	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$191,000,000		Interest in $600,000,000 joint repurchase agreement, 0.055% dated 1/31/2022 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $600,000,917 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury Securities with various maturities to 11/15/2051 and the market value of those underlying securities was $612,000,961.	$191,000,000
200,000,000		Repurchase agreement, 0.055% dated 1/31/2022 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,000,306 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury Securities with various maturities to 5/16/2063 and the market value of those underlying securities was $204,286,389.	200,000,000
		TOTAL REPURCHASE AGREEMENTS	7,781,329,000
		U.S. TREASURY—23.3%
75,000,000	[1]	United States Treasury Bill, 0.055%, 2/3/2022	74,999,771
60,000,000	[1]	United States Treasury Bill, 0.055%, 2/22/2022	59,998,075
130,000,000	[1]	United States Treasury Bill, 0.055%, 3/1/2022	129,994,439
75,000,000	[1]	United States Treasury Bill, 0.060%, 4/21/2022	74,990,125
45,000,000	[1]	United States Treasury Bill, 0.060%, 4/28/2022	44,993,550
28,000,000	[1]	United States Treasury Bill, 0.065%, 5/5/2022	27,995,298
175,000,000	[1]	United States Treasury Bill, 0.065%, 5/12/2022	174,968,402
50,000,000	[1]	United States Treasury Bill, 0.070%, 3/29/2022	49,994,555
50,000,000	[1]	United States Treasury Bill, 0.074%, 9/8/2022	49,977,188
200,000,000	[1]	United States Treasury Bill, 0.080%, 8/11/2022	199,915,111
135,000,000	[1]	United States Treasury Bill, 0.160%, 6/23/2022	134,914,800
75,500,000	[1]	United States Treasury Bill, 0.160%, 11/3/2022	75,407,722
155,000,000	[1]	United States Treasury Bill, 0.210%, 6/30/2022	154,865,279
85,000,000	[1]	United States Treasury Bill, 0.220%, 7/7/2022	84,918,967
28,000,000	[1]	United States Treasury Bill, 0.240%, 12/1/2022	27,943,440
25,000,000	[1]	United States Treasury Bill, 0.280%, 5/31/2022	24,976,861
50,000,000	[1]	United States Treasury Bill, 0.630%, 1/26/2023	49,685,875
115,000,000	[1]	United States Treasury Bills, 0.073%—0.075%, 7/14/2022	114,961,367
167,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	167,004,099
117,760,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	117,762,779
81,000,000	[2]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill +0.035%), 2/1/2022	80,997,083
65,000,000	[2]	United States Treasury Floating Rate Notes, 0.175% (91-day T-Bill -0.015%), 2/1/2022	65,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$165,150,000	[2]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	$165,159,257
75,500,000	[2]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	75,499,999
28,000,000	[1]	United States Treasury Note, 0.125%, 9/30/2022	27,989,433
85,000,000	[1]	United States Treasury Note, 0.125%, 11/30/2022	84,981,002
30,000,000		United States Treasury Note, 1.500%, 9/15/2022	30,262,288
13,600,000		United States Treasury Note, 1.625%, 8/15/2022	13,710,870
15,000,000		United States Treasury Note, 1.625%, 11/15/2022	15,178,228
15,750,000		United States Treasury Note, 1.750%, 5/15/2022	15,824,623
28,000,000		United States Treasury Note, 2.125%, 12/31/2022	28,457,441
57,000,000		United States Treasury Notes, 0.125%—1.875%, 5/31/2022	57,123,990
170,000,000		United States Treasury Notes, 0.125%—2.000%, 10/31/2022	170,795,184
165,000,000		United States Treasury Notes, 1.625%—1.875%, 8/31/2022	166,602,745
		TOTAL U.S. TREASURY	2,837,849,846
		GOVERNMENT AGENCIES—12.9%
33,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 2/1/2022	33,000,000
23,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	22,998,904
66,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	65,998,692
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	8,000,000
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	9,999,269
36,800,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 2/1/2022	36,800,000
28,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	27,998,403
51,875,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.050%), 2/1/2022	51,875,000
63,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	62,997,804
42,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	42,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	20,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 2/1/2022	25,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 2/1/2022	20,000,000
34,000,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	33,997,822
Semi-Annual Shareholder Report
5

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$27,850,000		Federal Farm Credit System Notes, 0.160%—0.260%, 6/22/2022 - 12/5/2022	$27,853,799
25,000,000		Federal Home Loan Bank System Discount Notes, 0.170%, 6/24/2022	24,983,118
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	35,000,000
48,100,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 2/1/2022	48,100,000
90,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	90,000,000
62,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	62,500,000
198,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	198,000,000
27,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	27,000,000
63,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 2/1/2022	63,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 2/1/2022	25,000,000
44,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 2/1/2022	44,600,000
17,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.115%), 2/1/2022	17,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 2/1/2022	60,000,000
23,000,000		Federal Home Loan Bank System Notes, 0.055%, 5/23/2022	22,999,937
70,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	70,000,000
21,300,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 2/1/2022	21,300,000
13,250,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	13,250,000
26,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.220% (Secured Overnight Financing Rate +0.170%), 2/1/2022	26,000,000
25,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.240% (Secured Overnight Financing Rate +0.190%), 2/1/2022	24,999,202
26,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	26,000,000
20,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.270% (Secured Overnight Financing Rate +0.220%), 2/1/2022	20,800,000
30,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.280% (Secured Overnight Financing Rate +0.230%), 2/1/2022	30,000,000
53,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.320% (Secured Overnight Financing Rate +0.270%), 2/1/2022	53,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$50,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.370% (Secured Overnight Financing Rate +0.320%), 2/1/2022	$50,000,000
28,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.440% (Secured Overnight Financing Rate +0.390%), 2/1/2022	28,000,000
		TOTAL GOVERNMENT AGENCIES	1,570,051,950
		TOTAL INVESTMENT IN SECURITIES—100.2% (AT AMORTIZED COST)[3]	12,189,230,796
		OTHER ASSETS AND LIABILITIES—NET—(0.2)%[4]	(22,544,179)
		TOTAL NET ASSETS—100%	$12,166,686,617
1
Discount rate at time of purchase.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.61%	1.47%	0.56%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%[6]	0.64%[6]	0.87%[6]	0.87%[6]	0.65%[6]
Net investment income	0.00%[3,5]	0.01%	0.54%	1.48%	0.54%	0.02%
Expense waiver/reimbursement[7]	0.96%[5]	0.92%	0.41%	0.14%	0.15%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,323	$133,442	$150,878	$103,120	$73,428	$87,623
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.64%, 0.87%, 0.87% and 0.65% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.011	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.011	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.36%	1.07%	0.23%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%[6]	0.95%[6]	1.27%[6]	1.19%[6]	0.65%[6]
Net investment income	0.00%[3,5]	0.01%	0.40%	1.07%	0.20%	0.00%
Expense waiver/reimbursement[7]	1.30%[5]	1.26%	0.43%	0.11%	0.17%	0.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$598	$843	$1,139	$1,682	$2,024	$3,252
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.95%, 1.27%, 1.19% and 0.65% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.011	0.002	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.011	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.011)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.38%	1.08%	0.23%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.10%[6]	0.69%[6]	1.26%[6]	1.20%[6]	0.68%[6]
Net investment income	0.00%[3,5]	0.01%	0.22%	1.09%	0.19%	0.00%
Expense waiver/reimbursement[7]	1.25%[5]	1.23%	0.65%	0.08%	0.16%	0.69%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,401	$5,677	$8,299	$4,505	$6,007	$9,963
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.69%, 1.26%, 1.20% and 0.68% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.61%	1.47%	0.56%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%[6]	0.62%[6]	0.87%[6]	0.87%[6]	0.62%[6]
Net investment income	0.00%[3,5]	0.01%	0.53%	1.49%	0.54%	0.02%
Expense waiver/reimbursement[7]	0.88%[5]	0.89%	0.42%	0.16%	0.16%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,412	$1,609	$1,743	$1,556	$1,071	$1,524
1
Represents less than $0.001.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.62%, 0.87%, 0.87% and 0.62% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.52%	1.32%	0.41%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%[6]	0.72%[6]	1.02%[6]	1.02%[6]	0.66%[6]
Net investment income	0.00%[3,5]	0.01%	0.47%	1.31%	0.40%	0.00%
Expense waiver/ reimbursement[7]	1.12%[5]	1.09%	0.48%	0.18%	0.18%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,025,953	$11,417,910	$10,706,195	$8,069,420	$8,626,983	$10,580,501
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods less than one year are not annualized.
3
Represents less than 0.01%.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11%, 0.72%, 1.02%, 1.02% and 0.66% for the years ended July 31, 2021, 2020, 2019, 2018 and 2017, respectively, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities	$4,407,901,796
Investments in repurchase agreements	7,781,329,000
Investment in securities, at amortized cost and fair value		$12,189,230,796
Cash		568,715
Income receivable		2,465,325
Receivable for shares sold		134,967
TOTAL ASSETS		12,192,399,803
Liabilities:
Payable for investments purchased	24,976,861
Payable for shares redeemed	298,294
Payable for investment adviser fee (Note 4)	89,530
Payable for administrative fee (Note 4)	26,507
Payable for other service fees (Notes 2 and 4)	297
Accrued expenses (Note 4)	321,697
TOTAL LIABILITIES		25,713,186
Net assets for 12,166,689,505 shares outstanding		$12,166,686,617
Net Assets Consists of:
Paid-in capital		$12,166,688,369
Total distributable earnings (loss)		(1,752)
TOTAL NET ASSETS		$12,166,686,617
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$132,323,024 ÷ 132,323,263 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$597,770 ÷ 597,771 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$6,400,856 ÷ 6,400,857 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,411,544 ÷ 1,411,545 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$12,025,953,423 ÷ 12,025,956,069 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1
Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest			$4,308,365
Expenses:
Investment adviser fee (Note 4)		$11,496,578
Administrative fee (Note 4)		4,494,976
Custodian fees		167,085
Transfer agent fees (Notes 2 and 4)		5,765,788
Directors’/Trustees’ fees (Note 4)		29,557
Auditing fees		11,292
Legal fees		4,591
Distribution services fee (Note 4)		31,555,216
Other service fees (Notes 2 and 4)		14,282,043
Portfolio accounting fees		97,491
Share registration costs		373,842
Printing and postage		340,983
Miscellaneous (Notes 2 and 4)		23,202
TOTAL EXPENSES		68,642,644
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(11,496,578)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(52,999,034)
TOTAL WAIVERS AND REIMBURSEMENTS		(64,495,612)
Net expenses			4,147,032
Net investment income			161,333
Net realized loss on investments			(1,748)
Change in net assets resulting from operations			$159,585
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$161,333	$1,370,207
Net realized gain (loss)	(1,748)	14,886
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	159,585	1,385,093
Distributions to Shareholders:
Class A Shares	(5,635)	(13,570)
Class B Shares	(34)	(92)
Class C Shares	(249)	(895)
Class F Shares	(68)	(168)
Class P Shares	(480,227)	(1,067,900)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(486,213)	(1,082,625)
Share Transactions:
Proceeds from sale of shares	4,980,993,657	8,148,572,146
Net asset value of shares issued to shareholders in payment of distributions declared	456,910	1,049,111
Cost of shares redeemed	(4,373,917,924)	(7,458,696,904)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	607,532,643	690,924,353
Change in net assets	607,206,015	691,226,821
Net Assets:
Beginning of period	11,559,480,602	10,868,253,781
End of period	$12,166,686,617	$11,559,480,602
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $64,495,612 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$24,243	$(5,010)	$(18,078)
Class B Shares	247	(242)	—
Class C Shares	915	—	(866)
Class F Shares	161	(62)	(85)
Class P Shares	5,740,222	—	(5,642,042)
TOTAL	$5,765,788	$(5,314)	$(5,661,071)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees waived by Unaffiliated Third Parties
Class A Shares	$162,396	$(27,546)	$(134,850)
Class B Shares	846	(846)	—
Class C Shares	6,981	(1,223)	(5,758)
Class F Shares	1,433	(302)	(1,131)
Class P Shares	14,110,387	(2,562,722)	(11,547,665)
TOTAL	$14,282,043	$(2,592,639)	$(11,689,404)
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	25,658,588	$25,658,588	81,657,832	$81,657,832
Shares issued to shareholders in payment of distributions declared	5,029	5,029	13,091	13,091
Shares redeemed	(26,778,813)	(26,778,813)	(99,109,836)	(99,109,836)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,115,196)	$(1,115,196)	(17,438,913)	$(17,438,913)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	324,777	$324,777
Shares issued to shareholders in payment of distributions declared	27	27	87	87
Shares redeemed	(244,735)	(244,735)	(621,739)	(621,739)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(244,708)	$(244,708)	(296,875)	$(296,875)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,120,943	$3,120,943	15,818,992	$15,818,992
Shares issued to shareholders in payment of distributions declared	235	235	889	889
Shares redeemed	(2,396,894)	(2,396,894)	(18,442,707)	(18,442,707)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	724,284	$724,284	(2,622,826)	$(2,622,826)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	601,358	$601,358
Shares issued to shareholders in payment of distributions declared	40	40	119	119
Shares redeemed	(197,481)	(197,481)	(735,128)	(735,128)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(197,441)	$(197,441)	(133,651)	$(133,651)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	4,952,214,126	$4,952,214,126	8,050,169,194	$8,050,169,187
Shares issued to shareholders in payment of distributions declared	451,579	451,579	1,034,925	1,034,925
Shares redeemed	(4,344,300,001)	(4,344,300,001)	(7,339,787,494)	(7,339,787,494)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	608,365,704	$608,365,704	711,416,625	$711,416,618
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	607,532,643	$607,532,643	690,924,360	$690,924,353
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived all of its fee, reimbursed $1,495,390 of operating expenses and voluntarily reimbursed $5,314 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Class A Shares	$296,791	(263,814)	$(32,977)
Class B Shares	2,539	(2,539)	—
Class C Shares	21,263	(21,263)	—
Class F Shares	3,457	(3,073)	(384)
Class P Shares	31,231,166	(25,552,772)	(5,678,394)
TOTAL	$31,555,216	$(25,843,461)	$(5,711,755)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period ended January 31, 2022, FSC retained $412 and $922 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the period ended January 31, 2022, FSSC received $846 and reimbursed $2,592,639 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
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6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$0.35[2]
Class B Shares	$1,000.00	$1,000.00	$0.35[3]
Class C Shares	$1,000.00	$1,000.00	$0.35[4]
Class F Shares	$1,000.00	$1,000.00	$0.35[5]
Class P Shares	$1,000.00	$1,000.00	$0.35[6]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,024.85	$0.36[2]
Class B Shares	$1,000.00	$1,024.85	$0.36[3]
Class C Shares	$1,000.00	$1,024.85	$0.36[4]
Class F Shares	$1,000.00	$1,024.85	$0.36[5]
Class P Shares	$1,000.00	$1,024.85	$0.36[6]
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.07%
Class B Shares	0.07%
Class C Shares	0.07%
Class F Shares	0.07%
Class P Shares	0.07%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.40 and $6.46, respectively.
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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.39 and $4.43, respectively.
6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Reserves Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily
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than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Select | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX

Federated Hermes Government Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	62.0%
U.S. Treasury Securities	24.2%
U.S. Government Agency Securities	13.1%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.7%
8-30 Days	2.5%
31-90 Days	3.3%
91-180 Days	7.3%
181 Days or more	7.5%
Other Assets and Liabilities—Net[2]	0.7%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES— 13.1%
$ 160,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 2/1/2022	$ 159,997,428
20,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.068% (Secured Overnight Financing Rate +0.017%), 2/1/2022	19,990,464
595,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.070% (Secured Overnight Financing Rate +0.020%), 2/1/2022	594,986,181
1,509,550,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	1,509,535,156
285,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	284,986,399
627,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	626,854,955
350,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.083% (Secured Overnight Financing Rate +0.032%), 2/1/2022	349,989,931
1,766,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	1,765,979,419
481,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 2/1/2022	481,000,000
377,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	376,985,976
592,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.100% (Secured Overnight Financing Rate +0.050%), 2/1/2022	592,900,000
479,600,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	479,599,227
735,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	735,700,000
65,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	65,000,000
100,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 2/1/2022	100,000,000
395,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 2/1/2022	395,000,000
389,000,000		Federal Farm Credit System Notes, 0.100%, 10/19/2022	388,975,081
309,000,000		Federal Farm Credit System, 0.160%, 10/13/2022 - 12/5/2022	308,942,815
323,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.170%, 6/24/2022	322,781,885
360,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 2/1/2022	360,000,000
95,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	95,000,000
742,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	742,000,000
280,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	280,000,000
650,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 2/1/2022	650,500,000
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Principal Amount			Value
		GOVERNMENT AGENCIES— continued
$ 333,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 2/1/2022	$ 333,700,000
575,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 2/1/2022	575,000,000
197,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.165% (Secured Overnight Financing Rate +0.115%), 2/1/2022	197,750,000
679,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 2/1/2022	679,400,000
2,297,440,000		Federal Home Loan Bank System, 2.000%, 2/22/2022 - 9/9/2022	2,297,862,729
627,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	627,000,000
304,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.140% (Secured Overnight Financing Rate +0.090%), 2/1/2022	304,000,000
144,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	143,996,282
518,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 2/1/2022	518,000,000
333,800,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	333,800,000
260,545,000	[1]	Housing and Urban Development Floating Rate Notes, 0.435% (91-day T-Bill +0.350%), 2/1/2022	260,545,000
		TOTAL GOVERNMENT AGENCIES	17,957,758,928
		U.S. TREASURIES— 24.2%
		U.S. Treasury Bills—12.1%
57,600,000	[2]	United States Treasury Bills, 0.050%, 3/17/2022	57,596,480
724,000,000	[2]	United States Treasury Bills, 0.055%, 2/22/2022	723,976,793
1,518,400,000	[2]	United States Treasury Bills, 0.055%, 3/1/2022	1,518,335,045
222,600,000	[2]	United States Treasury Bills, 0.055%, 3/3/2022	222,589,797
880,000,000	[2]	United States Treasury Bills, 0.060%, 4/21/2022	879,884,135
535,000,000	[2]	United States Treasury Bills, 0.060%, 4/28/2022	534,923,318
315,000,000	[2]	United States Treasury Bills, 0.065%, 5/5/2022	314,947,106
2,083,000,000	[2]	United States Treasury Bills, 0.065%, 5/12/2022	2,082,623,898
330,000,000	[2]	United States Treasury Bills, 0.070%, 3/24/2022	329,967,276
495,000,000	[2]	United States Treasury Bills, 0.070%, 3/29/2022	494,946,100
942,000,000	[2]	United States Treasury Bills, 0.075%, 7/14/2022	941,680,114
530,700,000	[2]	United States Treasury Bills, 0.075%, 9/8/2022	530,457,869
1,500,000,000	[2]	United States Treasury Bills, 0.080%, 8/11/2022	1,499,363,333
1,596,000,000	[2]	United States Treasury Bills, 0.160%, 6/23/2022	1,594,992,745
811,000,000	[2]	United States Treasury Bills, 0.160%, 11/3/2022	810,008,776
1,981,000,000	[2]	United States Treasury Bills, 0.210%, 6/30/2022	1,979,278,175
1,096,000,000	[2]	United States Treasury Bills, 0.220%, 7/7/2022	1,094,955,149
242,900,000	[2]	United States Treasury Bills, 0.240%, 12/1/2022	242,409,341
250,000,000	[2]	United States Treasury Bills, 0.280%, 5/31/2022	249,768,611
512,000,000	[2]	United States Treasury Bills, 0.630%, 1/26/2023	508,783,360
		TOTAL	16,611,487,421
Semi-Annual Shareholder Report
3

Principal Amount			Value
		U.S. TREASURIES— continued
		U.S. Treasury Notes—12.1%
$ 1,415,500,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	$ 1,415,544,124
2,149,000,000	[1]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	2,149,077,243
976,200,000	[1]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill +0.035%), 2/1/2022	976,164,219
720,440,000	[1]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill -0.015%), 2/1/2022	720,440,000
1,635,920,000	[1]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	1,636,021,993
1,111,000,000	[1]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	1,111,002,075
260,000,000	[1]	United States Treasury Floating Rate Notes, 0.304% (91-day T-Bill +0.114%), 2/1/2022	260,059,716
390,000,000		United States Treasury Notes, 0.125%, 4/30/2022	390,040,911
154,000,000		United States Treasury Notes, 1.375%, 10/15/2022	155,382,690
144,000,000		United States Treasury Notes, 1.625%, 8/15/2022	145,173,919
658,700,000		United States Treasury Notes, 1.625%, 11/15/2022	666,510,117
112,000,000		United States Treasury Notes, 1.750%, 2/28/2022	112,137,402
553,000,000		United States Treasury Notes, 1.750%, 5/15/2022	555,624,395
383,000,000		United States Treasury Notes, 1.750%, 6/30/2022	384,378,613
867,850,000		United States Treasury Notes, 1.750%, 9/30/2022	871,316,626
600,000,000		United States Treasury Notes, 1.875%, 3/31/2022	601,626,041
251,000,000		United States Treasury Notes, 1.875%, 5/31/2022	252,475,636
350,000,000		United States Treasury Notes, 1.875%, 7/31/2022	353,107,648
542,250,000		United States Treasury Notes, 1.875%, 8/31/2022	547,505,011
1,697,600,000		United States Treasury Notes, 2.000%, 10/31/2022	1,701,216,362
1,090,350,000		United States Treasury Notes, 2.000%, 11/30/2022	1,098,912,750
441,800,000		United States Treasury Notes, 2.125%, 12/31/2022	448,562,270
		TOTAL	16,552,279,761
		TOTAL U.S. TREASURIES	33,163,767,182
		REPURCHASE AGREEMENTS— 62.0%
993,000,000		Interest in $1,125,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,125,001,719 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/16/2063 and the market value of those underlying securities was $1,151,612,956.	993,000,000
500,000,000		Repurchase agreement 0.06%, dated 1/31/2022 under which Australia & New Zealand Banking Group, Melbourne, will repurchase securities provided as collateral for $500,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $510,810,032.	500,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,669,851,000
Interest in $1,980,000,000 joint repurchase agreement 0.05%, dated 1/31/2022 under which Bank of America, N.A. will
repurchase securities provided as collateral for $1,980,002,750 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
4/20/2050 and the market value of those underlying securities was $2,019,602,805.
		$ 1,669,851,000
200,000,000	Interest in $250,000,000 joint repurchase agreement 0.06%, dated 12/6/2021 under which Bank of Montreal will repurchase securities provided as collateral for $250,026,250 on 2/7/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2071 and the market value of those underlying securities was $256,793,341.	200,000,000
100,000,000	Repurchase agreement 0.06%, dated 1/10/2022 under which Bank of Montreal will repurchase securities provided as collateral for $100,005,333 on 2/11/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2063 and the market value of those underlying securities was $102,003,740.	100,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 1/19/2022 under which Bank of Montreal will repurchase securities provided as collateral for $500,029,167 on 2/23/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2069 and the market value of those underlying securities was $512,012,300.	400,000,000
100,000,000	Repurchase agreement 0.06%, dated 1/24/2022 under which Bank of Montreal will repurchase securities provided as collateral for $100,008,667 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2052 and the market value of those underlying securities was $102,417,325.	100,000,000
250,000,000	Repurchase agreement 0.06%, dated 1/25/2022 under which Bank of Montreal will repurchase securities provided as collateral for $250,020,833 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2069 and the market value of those underlying securities was $256,641,253.	250,000,000
600,000,000	Interest in $950,000,000 joint repurchase agreement 0.12%, dated 1/18/2022 under which Bank of Montreal will repurchase securities provided as collateral for $950,231,167 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $969,045,224.	600,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,400,000,000
Repurchase agreement 0.06%, dated 1/31/2022 under which
BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,400,002,139 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 1/20/2072 and the market value of those underlying securities was $1,441,962,865.
		$ 1,400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 1/11/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $500,051,667 on 3/14/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2071 and the market value of those underlying securities was $514,016,428.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 0.06%, dated 1/21/2022 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,043,333 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2064 and the market value of those underlying securities was $510,080,387.	400,000,000
575,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $575,000,878 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2031 and the market value of those underlying securities was $586,749,337.	575,000,000
700,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $700,001,069 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2030 and the market value of those underlying securities was $714,001,127.	700,000,000
800,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $800,001,333 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2071 and the market value of those underlying securities was $816,034,452.	800,000,000
730,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.06%, dated 1/26/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,068,750 on 2/28/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $1,275,093,265.	730,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,250,000,000
Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 3/4/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,750,023,819 on 2/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
7/20/2065 and the market value of those underlying securities was $1,788,772,685.
		$ 1,250,000,000
54,250,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $54,250,075,347 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $54,250,075,356.	54,250,000,000
500,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,000,036.	500,000,000
1,825,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,825,003,042 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $1,885,400,051.	1,825,000,000
980,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $980,001,633 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/15/2063 and the market value of those underlying securities was $999,600,005.	980,000,000
1,000,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,001,389 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2024 and the market value of those underlying securities was $1,020,486,061.	1,000,000,000
1,500,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,500,002,292 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $1,530,000,082.	1,500,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 2,000,000,000
Repurchase agreement 0.06%, dated 1/31/2022 under which
Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,000,003,056 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Government Agency
securities with various maturities to 2/1/2052 and the market value of those underlying securities was $2,060,000,000.
		$ 2,000,000,000
75,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,000,125 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2051 and the market value of those underlying securities was $76,500,000.	75,000,000
500,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $512,238,171.	500,000,000
450,001,562	Repurchase agreement 0.06%, dated 1/31/2022 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,002,312 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $459,567,968.	450,001,562
504,238,000	Interest in $650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $650,001,083 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2052 and the market value of those underlying securities was $663,001,106.	504,238,000
1,093,241,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215.	1,093,241,000
1,729,000,000	Interest in $2,275,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,275,003,476 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $2,320,503,552.	1,729,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 700,000,000
Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 11/15/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,153,333 on 2/15/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities
was $1,020,132,615.
		$ 700,000,000
800,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 10/19/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,200,000 on 2/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/16/2063 and the market value of those underlying securities was $1,021,608,710.	800,000,000
208,985,568	Repurchase agreement 0.07%, dated 1/31/2022 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $208,985,974 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $213,342,617.	208,985,568
87,618,750	Repurchase agreement 0.06%, dated 1/31/2022 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $87,618,896 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2031 and the market value of those underlying securities was $89,380,200.	87,618,750
1,500,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.06%, dated 1/24/2022 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,000,173,333 on 3/17/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2052 and the market value of those underlying securities was $2,042,195,604.	1,500,000,000
2,350,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $3,060,004,676.	2,350,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 1,732,000,000
Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were
U.S. Government Agency securities with various maturities to
10/1/2051 and the market value of those underlying securities was $3,060,315,432.
		$ 1,732,000,000
	TOTAL REPURCHASE AGREEMENTS	84,852,935,880
	TOTAL INVESTMENT IN SECURITIES—99.3% (AT AMORTIZED COST)[3]	135,974,461,990
	OTHER ASSETS AND LIABILITIES - NET—0.7%[4]	952,941,454
	TOTAL NET ASSETS—100%	$136,927,403,444

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.012	0.012	0.003	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	(0.001)	(0.000)[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.000[2]	0.000[2]	0.011	0.012	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.011)	(0.012)	(0.003)	(0.001)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.000)[2]	(0.000)[2]	(0.011)	(0.012)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	1.12%	1.23%	0.31%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.05%[5]	0.11%	0.17%	1.15%	1.11%	0.68%
Net investment income	0.02%[5]	0.02%	0.74%	1.21%	0.24%	0.01%
Expense waiver/reimbursement[6]	0.25%[5]	0.20%	0.14%	0.13%	0.17%	0.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,439,214	$8,073,883	$7,328,261	$3,307	$2,365	$5,259

1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.021	0.013	0.001
Net realized gain (loss)	0.000[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.011	0.021	0.013	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	1.09%	2.17%	1.26%	0.47%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.10%	0.19%	0.19%	0.19%	0.18%
Net investment income	0.02%[4]	0.02%	0.97%	2.15%	1.24%	0.47%
Expense waiver/ reimbursement[5]	0.28%[4]	0.23%	0.15%	0.14%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,064,187	$31,176,397	$29,928,127	$23,667,498	$23,308,693	$26,390,917

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.009	0.019	0.010	0.001
Net realized gain (loss)	0.000[1]	—	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.009	0.019	0.010	0.001[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.91%	1.94%	1.03%	0.23%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.11%	0.38%	0.42%	0.41%	0.42%
Net investment income	0.02%[4]	0.01%	0.83%	1.93%	1.02%	0.23%
Expense waiver/ reimbursement[5]	0.50%[4]	0.43%	0.17%	0.13%	0.13%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,811,599	$13,157,890	$12,300,069	$10,249,258	$7,828,028	$8,078,425

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,			Period Ended 7/31/2018[1]
		2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.024	0.009	0.019	0.009
Net realized gain (loss)	(0.019)	(0.024)	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.000	0.000	0.009	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.009)	(0.019)	(0.009)
Distributions from net realized gain	(0.000)[2]	—	(0.000)[2]	—	—
Total Distributions	(0.000)[2]	(0.000)[2]	(0.009)	(0.019)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%	0.88%	1.90%	0.91%
Ratios to Average Net Assets:
Net Expenses[4]	0.05%[5]	0.19%	0.41%	0.45%	0.45%[5]
Net investment income	0.02%[5]	0.01%	0.89%	1.97%	1.23%[5]
Expense waiver/reimbursement[6]	0.52%[5]	0.39%	0.18%	0.13%	0.15%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$123	$219	$253,981	$176,438	$12,413

1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.006	0.015	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.63%	1.51%	0.60%	0.03%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.11%	0.64%	0.84%	0.84%	0.60%
Net investment income	0.02%[4]	0.01%	0.61%	1.51%	0.60%	0.03%
Expense waiver/reimbursement[5]	0.92%[4]	0.86%	0.34%	0.13%	0.13%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$622,467	$625,477	$599,710	$534,565	$494,899	$474,014

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.54%	1.35%	0.39%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.11%	0.71%	1.00%	1.05%	0.59%
Net investment income	0.02%[4]	0.01%	0.48%	1.35%	0.31%	0.01%
Expense waiver/reimbursement[5]	1.16%[4]	1.07%	0.47%	0.18%	0.18%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$331,694	$526,713	$349,935	$259,284	$96,724	$203,670

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.010	0.020	0.011	0.001
Net realized gain (loss)	0.000[1]	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.010	0.020	0.011	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.010)	(0.020)	(0.011)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.99%	2.05%	1.14%	0.36%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.12%	0.30%	0.30%	0.30%	0.29%
Net investment income	0.02%[4]	0.01%	0.94%	2.04%	1.15%	0.38%
Expense waiver/reimbursement[5]	0.39%[4]	0.32%	0.14%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,877,432	$3,044,642	$3,454,165	$3,399,696	$3,078,850	$2,568,978

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.017	0.008	0.000[1]
Net realized gain (loss)	0.000[1]	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.007	0.017	0.008	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.73%	1.67%	0.76%	0.09%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.12%	0.54%	0.69%	0.68%	0.56%
Net investment income	0.02%[4]	0.01%	0.66%	1.71%	0.74%	0.09%
Expense waiver/reimbursement[5]	0.78%[4]	0.71%	0.29%	0.13%	0.13%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,811,124	$2,658,370	$3,303,066	$2,472,153	$597,348	$1,255,471

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.022	0.013	0.001
Net realized gain (loss)	0.000[1]	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.011	0.022	0.013	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)
Distributions from net realized gain	(0.000)[1]	—	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.03%	1.14%	2.21%	1.29%	0.51%
Ratios to Average Net Assets:
Net expenses[3]	0.05%[4]	0.10%	0.15%	0.15%	0.15%	0.14%
Net investment income	0.02%[4]	0.02%	0.96%	2.20%	1.28%	0.52%
Expense waiver/ reimbursement[5]	0.24%[4]	0.18%	0.14%	0.13%	0.13%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,439,900	$69,590,226	$76,682,858	$42,873,211	$29,053,580	$27,271,620

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,		Period Ended 7/31/2019[1]
		2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.011	0.012
Net realized gain (loss)	0.000[2]	—	0.000[2]	(0.000)[2]
Total From Investment Operations	0.000[2]	0.000[2]	0.011	0.012
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.011)	(0.012)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.000)[2]	(0.011)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.03%	1.14%	1.24%
Ratios to Average Net Assets:
Net expenses[4]	0.05%[5]	0.11%	0.15%	0.15%[5]
Net investment income	0.02%[5]	0.03%	0.81%	2.29%[5]
Expense waiver/reimbursement[6]	0.24%[5]	0.17%	0.14%	0.13%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$529,662	$571,121	$1,089	$356

1	Reflects operations for the period from January 18, 2019 (commencement of operations) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements	$84,852,935,880
Investment in securities	51,121,526,110
Investment in securities, at amortized cost	135,974,461,990
Cash	1,185,881,648
Income receivable	26,980,058
Receivable for shares sold	84,648,750
Total Assets	137,271,972,446
Liabilities:
Payable for investments purchased	249,768,611
Payable for shares redeemed	89,925,046
Income distribution payable	1,719,806
Payable to adviser (Note 4)	1,082,550
Payable for administrative fee (Note 4)	293,375
Accrued expenses (Note 4)	1,779,614
Total Liabilities	344,569,002
Net assets for 136,927,294,121 shares outstanding	$136,927,403,444
Net Assets Consist of:
Paid-in capital	$136,927,471,731
Total distributable earnings (loss)	(68,287)
Total Net Assets	$136,927,403,444
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$8,439,214,030 ÷ 8,439,207,293 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$33,064,187,275 ÷ 33,064,160,878 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$11,811,598,800 ÷ 11,811,589,353 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$123,372 ÷ 123,372 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$622,466,650 ÷ 622,466,153 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$331,694,400 ÷ 331,694,135 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,877,432,364 ÷ 3,877,429,265 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,811,123,905 ÷ 2,811,121,659 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$75,439,900,150 ÷ 75,439,839,936 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$529,662,498 ÷ 529,662,077 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$45,999,937
Expenses:
Investment adviser fee (Note 4)	132,742,065
Administrative fee (Note 4)	51,892,688
Custodian fees	1,862,220
Transfer agent fees (Note 2)	2,294,840
Directors’/Trustees’ fees (Note 4)	351,168
Auditing fees	10,841
Legal fees	4,760
Portfolio accounting fees	172,663
Distribution services fee (Note 4)	5,776,946
Other service fees (Notes 2 and 4)	31,490,765
Share registration costs	176,007
Printing and postage	388,314
Miscellaneous (Note 4)	296,994
TOTAL EXPENSES	227,460,271
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(132,742,065)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(62,485,054)
TOTAL WAIVERS AND REIMBURSEMENTS	(195,227,119)
Net expenses	32,233,152
Net investment income	13,766,785
Net realized loss on investments	(60,245)
Change in net assets resulting from operations	$13,706,540
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,766,785	$24,909,877
Net realized gain (loss)	(60,245)	9,077,458
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,706,540	33,987,335
Distributions to Shareholders:
Select Shares	(1,147,994)	(1,828,331)
Institutional Shares	(4,143,160)	(5,856,051)
Service Shares	(1,538,087)	(2,296,400)
Administrative Shares	(29)	(6,621)
Cash II Shares	(78,107)	(115,528)
Cash Series Shares	(52,996)	(68,462)
Capital Shares	(451,498)	(570,369)
Trust Shares	(341,848)	(554,628)
Premier Shares	(8,796,890)	(20,496,173)
Advisor Shares	(69,130)	(245,060)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,619,739)	(32,037,623)
Share Transactions:
Proceeds from sale of shares	424,608,300,307	746,976,858,957
Net asset value of shares issued to shareholders in payment of distributions declared	6,854,002	12,956,511
Cost of shares redeemed	(417,109,776,708)	(752,855,672,951)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,505,377,601	(5,865,857,483)
Change in net assets	7,502,464,402	(5,863,907,771)
Net Assets:
Beginning of period	129,424,939,042	135,288,846,813
End of period	$136,927,403,444	$129,424,939,042
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transacts at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized
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the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $195,227,119 is disclosed in various locations in this Note 2 and Note 4.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Select Shares	$28,630	$—	$—
Institutional Shares	103,375	—	(213)
Service Shares	913,191	—	(874,688)
Administrative Shares	1	—	—
Cash II Shares	265,560	—	(263,611)
Cash Series Shares	164,084	(1,669)	(161,079)
Capital Shares	11,227	—	—
Trust Shares	587,766	—	(579,238)
Premier Shares	219,275	(405)	—
Advisor Shares	1,731	—	—
TOTAL	$2,294,840	$(2,074)	$(1,878,829)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Select Shares	$799,089	$(799,089)
Institutional Shares	7,905,307	(7,905,307)
Service Shares	15,358,784	(15,358,784)
Administrative Shares	40	(40)
Cash II Shares	780,072	(780,072)
Cash Series Shares	529,354	(529,354)
Capital Shares	2,704,414	(2,704,414)
Trust Shares	3,413,705	(3,413,705)
TOTAL	$31,490,765	$(31,490,765)
For the six months ended January 31, 2022, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	7,578,993,344	$7,578,993,344	11,534,377,670	$11,534,389,592
Shares issued to shareholders in payment of distributions declared	83,546	83,546	57,230	57,230
Shares redeemed	(7,213,564,244)	(7,213,564,244)	(10,788,951,388)	(10,788,951,388)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	365,512,646	$365,512,646	745,483,512	$745,495,434
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,531,946,921	$121,531,946,921	180,086,920,529	$180,086,956,684
Shares issued to shareholders in payment of distributions declared	1,485,622	1,485,622	2,026,188	2,026,188
Shares redeemed	(119,644,940,848)	(119,644,940,848)	(178,841,202,810)	(178,841,202,810)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,888,491,695	$1,888,491,695	1,247,743,907	$1,247,780,062
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	15,443,598,762	$15,443,598,762	33,550,470,325	$33,550,489,325
Shares issued to shareholders in payment of distributions declared	657,214	657,214	754,237	754,237
Shares redeemed	(16,790,249,535)	(16,790,249,535)	(32,693,627,797)	(32,693,627,797)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,345,993,559)	$(1,345,993,559)	857,596,765	$857,615,765
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	483,492	$483,492	154,066,827	$154,066,827
Shares issued to shareholders in payment of distributions declared	19	19	1,024	1,024
Shares redeemed	(579,003)	(579,003)	(407,828,140)	(407,828,140)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(95,492)	$(95,492)	(253,760,289)	$(253,760,289)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	207,286,926	$207,286,926	1,108,325,759	$1,108,326,840
Shares issued to shareholders in payment of distributions declared	76,806	76,806	113,869	113,869
Shares redeemed	(210,359,747)	(210,359,747)	(1,082,683,108)	(1,082,683,108)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(2,996,015)	$(2,996,015)	25,756,520	$25,757,601
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	649,443,068	$649,443,068	1,974,548,300	$1,974,548,756
Shares issued to shareholders in payment of distributions declared	52,754	52,754	68,051	68,051
Shares redeemed	(844,502,857)	(844,502,857)	(1,797,848,066)	(1,797,848,066)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(195,007,035)	$(195,007,035)	176,768,285	$176,768,741
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,079,327,972	$6,079,327,972	10,680,533,074	$10,680,537,870
Shares issued to shareholders in payment of distributions declared	319,460	319,460	395,798	395,798
Shares redeemed	(5,246,788,870)	(5,246,788,870)	(11,090,499,803)	(11,090,499,803)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	832,858,562	$832,858,562	(409,570,931)	$(409,566,135)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,490,460,269	$1,490,460,269	5,919,821,773	$5,919,827,230
Shares issued to shareholders in payment of distributions declared	288,168	288,168	481,041	481,041
Shares redeemed	(1,337,934,768)	(1,337,934,768)	(6,565,038,268)	(6,565,038,268)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	152,813,669	$152,813,669	(644,735,454)	$(644,729,997)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	271,399,377,972	$271,399,377,972	501,565,158,244	$501,565,237,176
Shares issued to shareholders in payment of distributions declared	3,821,663	3,821,663	8,814,730	8,814,730
Shares redeemed	(265,551,961,401)	(265,551,961,401)	(508,667,711,171)	(508,667,711,171)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	5,851,238,234	$5,851,238,234	(7,093,738,197)	$(7,093,659,265)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	227,381,581	$227,381,581	402,477,521	$402,478,657
Shares issued to shareholders in payment of distributions declared	68,750	68,750	244,343	244,343
Shares redeemed	(268,895,435)	(268,895,435)	(920,282,400)	(920,282,400)
NET CHANGE RESULTING FROM ADVISOR SHARES TRANSACTIONS	(41,445,104)	$(41,445,104)	(517,560,536)	$(517,559,400)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,505,377,601	$7,505,377,601	(5,866,016,418)	$(5,865,857,483)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for
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competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Fund’s Adviser voluntarily waived $132,742,065 of its fee. In addition, the Adviser voluntarily reimbursed $2,074 and $23,336,440 of transfer agent fees and other operating expenses, respectively.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$278	$(278)
Cash II Shares	1,092,244	(1,092,244)
Cash Series Shares	1,270,450	(1,270,450)
Trust Shares	3,413,974	(3,413,974)
TOTAL	$5,776,946	$(5,776,946)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2022, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC did not receive or reimburse other service fees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers /reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
7. SUBSEQUENT EVENT
The Fund’s SDG Shares are anticipated to commence operations on or about March 30, 2022.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,000.10	$0.25[2]
Institutional Shares	$1,000	$1,000.10	$0.25[3]
Service Shares	$1,000	$1,000.10	$0.25[4]
Administrative Shares	$1,000	$1,000.10	$0.25[5]
Cash II Shares	$1,000	$1,000.10	$0.25[6]
Cash Series Shares	$1,000	$1,000.10	$0.25[7]
Capital Shares	$1,000	$1,000.10	$0.25[8]
Trust Shares	$1,000	$1,000.10	$0.25[9]
Premier Shares	$1,000	$1,000.10	$0.25[10]
Advisor Shares	$1,000	$1,000.10	$0.25[11]
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.95	$0.26[2]
Institutional Shares	$1,000	$1,024.95	$0.26[3]
Service Shares	$1,000	$1,024.95	$0.26[4]
Administrative Shares	$1,000	$1,024.95	$0.26[5]
Cash II Shares	$1,000	$1,024.95	$0.26[6]
Cash Series Shares	$1,000	$1,024.95	$0.26[7]
Capital Shares	$1,000	$1,024.95	$0.26[8]
Trust Shares	$1,000	$1,024.95	$0.26[9]
Premier Shares	$1,000	$1,024.95	$0.26[10]
Advisor Shares	$1,000	$1,024.95	$0.26[11]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.05%
Institutional Shares	0.05%
Service Shares	0.05%
Administrative Shares	0.05%
Cash II Shares	0.05%
Cash Series Shares	0.05%
Capital Shares	0.05%
Trust Shares	0.05%
Premier Shares	0.05%
Advisor Shares	0.05%
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36

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Select Shares current Fee Limit of 0.17% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.86 and $0.87, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Administrative
Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.29 and $4.33, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

9
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

10
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Premier Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.

11
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Advisor Shares current Fee Limit of 0.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.76 and $0.77, respectively.

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37

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report
39

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450196 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	81.2%
U.S. Government Agency Securities	24.8%
Other Assets and Liabilities—Net[2]	(6.0)%
TOTAL	100%
At January 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.5%
8-30 Days	38.8%
31-90 Days	35.6%
91-180 Days	5.3%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	(6.0)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
		U.S. TREASURY—81.2%
$128,000,000		United States Treasury Bill, 0.035%, 3/1/2022	$127,996,516
800,000,000		United States Treasury Bill, 0.040%, 2/22/2022	799,981,333
33,000,000		United States Treasury Bill, 0.045%, 3/15/2022	32,998,268
350,000,000		United States Treasury Bill, 0.050%, 2/8/2022	349,996,597
225,000,000		United States Treasury Bill, 0.050%, 3/3/2022	224,990,625
150,000,000		United States Treasury Bill, 0.055%, 3/8/2022	149,991,979
250,000,000		United States Treasury Bill, 0.075%, 3/24/2022	249,973,438
25,000,000		United States Treasury Bill, 0.075%, 7/14/2022	24,991,510
44,000,000		United States Treasury Bill, 0.080%, 8/11/2022	43,981,324
125,000,000		United States Treasury Bill, 0.120%, 4/14/2022	124,970,000
300,000,000		United States Treasury Bill, 0.140%, 3/29/2022	299,934,667
25,000,000		United States Treasury Bill, 0.160%, 6/23/2022	24,984,222
100,000,000		United States Treasury Bill, 0.170%, 4/21/2022	99,962,695
150,000,000		United States Treasury Bill, 0.190%, 4/28/2022	149,931,916
75,000,000		United States Treasury Bill, 0.210%, 6/30/2022	74,934,812
45,980,000		United States Treasury Bill, 0.220%, 7/7/2022	45,936,166
75,000,000		United States Treasury Bill, 0.240%, 5/5/2022	74,954,500
284,000,000		United States Treasury Bills, 0.030%—0.040%, 2/15/2022	283,995,909
448,519,000		United States Treasury Bills, 0.030%—0.045%, 2/10/2022	448,514,296
225,000,000		United States Treasury Bills, 0.038%—0.070%, 3/10/2022	224,987,795
328,000,000		United States Treasury Bills, 0.040%—0.055%, 2/1/2022	328,000,000
450,000,000		United States Treasury Bills, 0.041%—0.085%, 3/31/2022	449,941,919
450,000,000		United States Treasury Bills, 0.045%—0.050%, 2/17/2022	449,990,889
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	34,999,471
120,000,000	[1]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	120,004,024
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill -0.015%), 2/1/2022	35,000,000
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	25,000,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	34,999,850
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$25,000,000		United States Treasury Note, 0.125%, 11/30/2022	$24,994,412
200,000,000		United States Treasury Note, 0.375%, 3/31/2022	200,097,717
10,000,000		United States Treasury Note, 1.625%, 11/15/2022	10,118,832
12,000,000		United States Treasury Note, 1.750%, 5/15/2022	12,056,856
12,000,000		United States Treasury Note, 1.875%, 5/31/2022	12,070,548
35,000,000		United States Treasury Note, 2.375%, 3/15/2022	35,092,683
35,000,000		United States Treasury Notes, 0.125%—1.875%, 4/30/2022	35,110,626
		TOTAL U.S. TREASURY	5,665,486,395
		GOVERNMENT AGENCIES—24.8%
171,000,000	[2]	Federal Farm Credit System Discount Notes, 0.050%—0.110%, 2/8/2022 - 9/22/2022	170,943,909
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	71,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	70,000,000
34,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 2/1/2022	34,000,000
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	34,998,538
33,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	32,999,122
39,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	39,198,536
16,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	16,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 2/1/2022	25,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 2/1/2022	15,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.130%), 2/1/2022	89,000,000
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.135%), 2/1/2022	2,232,789
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 2/1/2022	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 2/1/2022	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	$40,000,000
8,200,000		Federal Farm Credit System, 0.375%—2.200%, 2/28/2022 - 4/8/2022	8,209,585
528,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.031%—0.179%, 2/2/2022 - 6/24/2022	527,945,734
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 2/1/2022	85,000,000
5,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	5,000,000
14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	14,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	35,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	17,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 2/1/2022	25,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 2/1/2022	15,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 2/1/2022	50,000,000
125,555,000		Federal Home Loan Bank System, 0.050%—2.250%, 2/15/2022 - 3/11/2022	125,613,384
		TOTAL GOVERNMENT AGENCIES	1,728,141,597
		TOTAL INVESTMENT IN SECURITIES—106.0% (AT AMORTIZED COST)[3]	7,393,627,992
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[4]	(421,184,669)
		TOTAL NET ASSETS—100%	$6,972,443,323
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.008	0.018	0.009	0.001
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.008	0.018	0.009	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.008)	(0.018)	(0.009)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.83%	1.81%	0.93%	0.14%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.10%	0.47%[5]	0.52%[5]	0.51%[5]	0.50%[5]
Net investment income	0.00%[4,6]	0.02%	0.84%	1.79%	0.93%	0.14%
Expense waiver/reimbursement[7]	0.55%[4]	0.52%	0.15%	0.09%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,754	$141,092	$154,561	$182,939	$176,028	$177,555
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.47%, 0.52%, 0.51% and 0.50% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.10%	2.13%	1.23%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.10%	0.20%[5]	0.20%[5]	0.20%[5]	0.20%[5]
Net investment income	0.00%[4,6]	0.02%	0.95%	2.11%	1.21%	0.43%
Expense waiver/reimbursement[7]	0.23%[4]	0.19%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,681,896	$3,805,176	$4,366,142	$3,019,468	$2,739,607	$3,074,463
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.009	0.019	0.010	0.002
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.009	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.89%	1.88%	0.98%	0.19%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.10%	0.41%[5]	0.45%[5]	0.45%[5]	0.45%[5]
Net investment income	0.00%[4,6]	0.02%	0.86%	1.86%	0.96%	0.20%
Expense waiver/reimbursement[7]	0.48%[4]	0.43%	0.13%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,138,793	$2,825,555	$2,950,794	$2,698,641	$2,651,637	$3,010,073
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.41%, 0.45%, 0.45% and 0.45% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at amortized cost and fair value		$7,393,627,992
Cash		2,647,038
Income receivable		1,285,776
Receivable for shares sold		114,949
TOTAL ASSETS		7,397,675,755
Liabilities:
Payable for investments purchased	$424,887,805
Payable for shares redeemed	98,272
Income distribution payable	26,090
Payable to adviser (Note 4)	83,578
Payable for administrative fee (Note 4)	15,171
Accrued expenses (Note 4)	121,516
TOTAL LIABILITIES		425,232,432
Net assets for 6,972,427,284 shares outstanding		$6,972,443,323
Net Assets Consists of:
Paid-in capital		$6,972,436,659
Total distributable earnings (loss)		6,664
TOTAL NET ASSETS		$6,972,443,323
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$151,754,253 ÷ 151,754,107 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,681,895,987 ÷ 3,681,883,125 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,138,793,083 ÷ 3,138,790,052 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest			$2,147,716
Expenses:
Investment adviser fee (Note 4)		$7,080,388
Administrative fee (Note 4)		2,768,540
Custodian fees		105,049
Transfer agent fees (Note 2)		86,186
Directors’/Trustees’ fees (Note 4)		19,133
Auditing fees		12,079
Legal fees		4,591
Other service fees (Notes 2 and 4)		3,862,294
Portfolio accounting fees		91,442
Share registration costs		34,004
Printing and postage		18,734
Miscellaneous (Note 4)		51,860
TOTAL EXPENSES		14,134,300
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(7,080,388)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(5,009,422)
TOTAL WAIVERS AND REIMBURSEMENT		(12,089,810)
Net expenses			2,044,490
Net investment income			103,226
Net realized gain on investments			11,494
Change in net assets resulting from operations			$114,720
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$103,226	$1,199,172
Net realized gain	11,494	51,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	114,720	1,250,756
Distributions to Shareholders:
Automated Shares	(12,631)	(19,918)
Institutional Shares	(331,301)	(618,743)
Service Shares	(246,138)	(393,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(590,070)	(1,031,887)
Share Transactions:
Proceeds from sale of shares	8,312,856,309	18,391,229,782
Net asset value of shares issued to shareholders in payment of distributions declared	141,660	277,007
Cost of shares redeemed	(8,111,902,598)	(19,091,398,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	201,095,371	(699,892,194)
Change in net assets	200,620,021	(699,673,325)
Net Assets:
Beginning of period	6,771,823,302	7,471,496,627
End of period	$6,972,443,323	$6,771,823,302
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report
12

The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $12,089,810 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$52,653	$(51,949)
Institutional Shares	19,230	—
Service Shares	14,303	—
TOTAL	$86,186	$(51,949)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$181,729	$(181,729)
Service Shares	3,680,565	(3,680,565)
TOTAL	$3,862,294	$(3,862,294)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	114,622,716	$114,622,716	235,508,877	$235,508,876
Shares issued to shareholders in payment of distributions declared	10,848	10,848	18,691	18,691
Shares redeemed	(103,960,928)	(103,960,928)	(249,001,474)	(249,001,474)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	10,672,636	$10,672,636	(13,473,906)	$(13,473,907)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,675,206,963	$5,675,206,963	11,095,755,149	$11,095,755,148
Shares issued to shareholders in payment of distributions declared	117,128	117,128	233,374	233,374
Shares redeemed	(5,798,337,476)	(5,798,337,476)	(11,657,069,766)	(11,657,069,766)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,013,385)	$(123,013,385)	(561,081,243)	$(561,081,244)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,523,026,630	$2,523,026,630	7,059,965,758	$7,059,965,758
Shares issued to shareholders in payment of distributions declared	13,684	13,684	24,942	24,942
Shares redeemed	(2,209,604,194)	(2,209,604,194)	(7,185,327,743)	(7,185,327,743)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	313,436,120	$313,436,120	(125,337,043)	$(125,337,043)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	201,095,371	$201,095,371	(699,892,192)	$(699,892,194)
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4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived its entire fee of $7,080,388 and reimbursed $1,095,179 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Other Service Fees
For the six months ended January 31, 2022, FSSC did not receive or reimburse any of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
6. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$0.30[2]
Institutional Shares	$1,000	$1,000.10	$0.30[3]
Service Shares	$1,000	$1,000.10	$0.30[4]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.90	$0.31[2]
Institutional Shares	$1,000	$1,024.90	$0.31[3]
Service Shares	$1,000	$1,024.90	$0.31[4]
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Automated Shares	0.06%
Institutional Shares	0.06%
Service Shares	0.06%
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report
27

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
28

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
30

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | GOTXX

Federated Hermes Government Obligations Tax-Managed Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	81.2%
U.S. Government Agency Securities	24.8%
Other Assets and Liabilities—Net[2]	(6.0)%
TOTAL	100%
At January 31, 2022, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	24.5%
8-30 Days	38.8%
31-90 Days	35.6%
91-180 Days	5.3%
181 Days or more	1.8%
Other Assets and Liabilities—Net[2]	(6.0)%
TOTAL	100%
1
See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
		U.S. TREASURY—81.2%
$128,000,000		United States Treasury Bill, 0.035%, 3/1/2022	$127,996,516
800,000,000		United States Treasury Bill, 0.040%, 2/22/2022	799,981,333
33,000,000		United States Treasury Bill, 0.045%, 3/15/2022	32,998,268
350,000,000		United States Treasury Bill, 0.050%, 2/8/2022	349,996,597
225,000,000		United States Treasury Bill, 0.050%, 3/3/2022	224,990,625
150,000,000		United States Treasury Bill, 0.055%, 3/8/2022	149,991,979
250,000,000		United States Treasury Bill, 0.075%, 3/24/2022	249,973,438
25,000,000		United States Treasury Bill, 0.075%, 7/14/2022	24,991,510
44,000,000		United States Treasury Bill, 0.080%, 8/11/2022	43,981,324
125,000,000		United States Treasury Bill, 0.120%, 4/14/2022	124,970,000
300,000,000		United States Treasury Bill, 0.140%, 3/29/2022	299,934,667
25,000,000		United States Treasury Bill, 0.160%, 6/23/2022	24,984,222
100,000,000		United States Treasury Bill, 0.170%, 4/21/2022	99,962,695
150,000,000		United States Treasury Bill, 0.190%, 4/28/2022	149,931,916
75,000,000		United States Treasury Bill, 0.210%, 6/30/2022	74,934,812
45,980,000		United States Treasury Bill, 0.220%, 7/7/2022	45,936,166
75,000,000		United States Treasury Bill, 0.240%, 5/5/2022	74,954,500
284,000,000		United States Treasury Bills, 0.030%—0.040%, 2/15/2022	283,995,909
448,519,000		United States Treasury Bills, 0.030%—0.045%, 2/10/2022	448,514,296
225,000,000		United States Treasury Bills, 0.038%—0.070%, 3/10/2022	224,987,795
328,000,000		United States Treasury Bills, 0.040%—0.055%, 2/1/2022	328,000,000
450,000,000		United States Treasury Bills, 0.041%—0.085%, 3/31/2022	449,941,919
450,000,000		United States Treasury Bills, 0.045%—0.050%, 2/17/2022	449,990,889
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	34,999,471
120,000,000	[1]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	120,004,024
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill -0.015%), 2/1/2022	35,000,000
25,000,000	[1]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	25,000,000
35,000,000	[1]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	34,999,850
Semi-Annual Shareholder Report
2

Principal Amount			Value
		U.S. TREASURY—continued
$25,000,000		United States Treasury Note, 0.125%, 11/30/2022	$24,994,412
200,000,000		United States Treasury Note, 0.375%, 3/31/2022	200,097,717
10,000,000		United States Treasury Note, 1.625%, 11/15/2022	10,118,832
12,000,000		United States Treasury Note, 1.750%, 5/15/2022	12,056,856
12,000,000		United States Treasury Note, 1.875%, 5/31/2022	12,070,548
35,000,000		United States Treasury Note, 2.375%, 3/15/2022	35,092,683
35,000,000		United States Treasury Notes, 0.125%—1.875%, 4/30/2022	35,110,626
		TOTAL U.S. TREASURY	5,665,486,395
		GOVERNMENT AGENCIES—24.8%
171,000,000	[2]	Federal Farm Credit System Discount Notes, 0.050%—0.110%, 2/8/2022 - 9/22/2022	170,943,909
71,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.075% (Secured Overnight Financing Rate +0.025%), 2/1/2022	71,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	25,000,000
70,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	70,000,000
34,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.090% (Secured Overnight Financing Rate +0.040%), 2/1/2022	34,000,000
35,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	34,998,538
33,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	32,999,122
39,198,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	39,198,536
16,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	16,000,000
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120% (Secured Overnight Financing Rate +0.070%), 2/1/2022	25,000,000
15,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.125% (Secured Overnight Financing Rate +0.075%), 2/1/2022	15,000,000
89,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.180% (Secured Overnight Financing Rate +0.130%), 2/1/2022	89,000,000
2,230,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.185% (Secured Overnight Financing Rate +0.135%), 2/1/2022	2,232,789
25,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.195% (Secured Overnight Financing Rate +0.145%), 2/1/2022	25,000,000
50,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.230% (Secured Overnight Financing Rate +0.180%), 2/1/2022	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$40,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	$40,000,000
8,200,000		Federal Farm Credit System, 0.375%—2.200%, 2/28/2022 - 4/8/2022	8,209,585
528,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.031%—0.179%, 2/2/2022 - 6/24/2022	527,945,734
85,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.060% (Secured Overnight Financing Rate +0.010%), 2/1/2022	85,000,000
5,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.080% (Secured Overnight Financing Rate +0.030%), 2/1/2022	5,000,000
14,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.085% (Secured Overnight Financing Rate +0.035%), 2/1/2022	14,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.095% (Secured Overnight Financing Rate +0.045%), 2/1/2022	25,000,000
35,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.105% (Secured Overnight Financing Rate +0.055%), 2/1/2022	35,000,000
55,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.110% (Secured Overnight Financing Rate +0.060%), 2/1/2022	55,000,000
17,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.115% (Secured Overnight Financing Rate +0.065%), 2/1/2022	17,000,000
25,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.130% (Secured Overnight Financing Rate +0.080%), 2/1/2022	25,000,000
15,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.135% (Secured Overnight Financing Rate +0.085%), 2/1/2022	15,000,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.170% (Secured Overnight Financing Rate +0.120%), 2/1/2022	50,000,000
125,555,000		Federal Home Loan Bank System, 0.050%—2.250%, 2/15/2022 - 3/11/2022	125,613,384
		TOTAL GOVERNMENT AGENCIES	1,728,141,597
		TOTAL INVESTMENT IN SECURITIES—106.0% (AT AMORTIZED COST)[3]	7,393,627,992
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[4]	(421,184,669)
		TOTAL NET ASSETS—100%	$6,972,443,323
1
Floating/variable note with current rate and current maturity or next reset date shown.
2
Discount rate at time of purchase.
3
Also represents cost for federal tax purposes.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.10%	2.13%	1.23%	0.44%
Ratios to Average Net Assets:
Net expenses[3]	0.06%[4]	0.10%	0.20%[5]	0.20%[5]	0.20%[5]	0.20%[5]
Net investment income	0.00%[4,6]	0.02%	0.95%	2.11%	1.21%	0.43%
Expense waiver/reimbursement[7]	0.23%[4]	0.19%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,681,896	$3,805,176	$4,366,142	$3,019,468	$2,739,607	$3,074,463
1
Represents less than $0.001.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.20%, 0.20% and 0.20% for the years ended July 31, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
6
Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Assets and Liabilities
January 31, 2022 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$7,393,627,992
Cash		2,647,038
Income receivable		1,285,776
Receivable for shares sold		114,949
TOTAL ASSETS		7,397,675,755
Liabilities:
Payable for investments purchased	$424,887,805
Payable for shares redeemed	98,272
Income distribution payable	26,090
Payable to adviser (Note 4)	83,578
Payable for administrative fee (Note 4)	15,171
Accrued expenses (Note 4)	121,516
TOTAL LIABILITIES		425,232,432
Net assets for 6,972,427,284 shares outstanding		$6,972,443,323
Net Assets Consists of:
Paid-in capital		$6,972,436,659
Total distributable earnings (loss)		6,664
TOTAL NET ASSETS		$6,972,443,323
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$151,754,253 ÷ 151,754,107 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,681,895,987 ÷ 3,681,883,125 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,138,793,083 ÷ 3,138,790,052 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)
Investment Income:
Interest			$2,147,716
Expenses:
Investment adviser fee (Note 4)		$7,080,388
Administrative fee (Note 4)		2,768,540
Custodian fees		105,049
Transfer agent fees (Note 2)		86,186
Directors’/Trustees’ fees (Note 4)		19,133
Auditing fees		12,079
Legal fees		4,591
Other service fees (Notes 2 and 4)		3,862,294
Portfolio accounting fees		91,442
Share registration costs		34,004
Printing and postage		18,734
Miscellaneous (Note 4)		51,860
TOTAL EXPENSES		14,134,300
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(7,080,388)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(5,009,422)
TOTAL WAIVERS AND REIMBURSEMENT		(12,089,810)
Net expenses			2,044,490
Net investment income			103,226
Net realized gain on investments			11,494
Change in net assets resulting from operations			$114,720
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$103,226	$1,199,172
Net realized gain	11,494	51,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	114,720	1,250,756
Distributions to Shareholders:
Automated Shares	(12,631)	(19,918)
Institutional Shares	(331,301)	(618,743)
Service Shares	(246,138)	(393,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(590,070)	(1,031,887)
Share Transactions:
Proceeds from sale of shares	8,312,856,309	18,391,229,782
Net asset value of shares issued to shareholders in payment of distributions declared	141,660	277,007
Cost of shares redeemed	(8,111,902,598)	(19,091,398,983)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	201,095,371	(699,892,194)
Change in net assets	200,620,021	(699,673,325)
Net Assets:
Beginning of period	6,771,823,302	7,471,496,627
End of period	$6,972,443,323	$6,771,823,302
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. The financial highlights of the Automated Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $12,089,810 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$52,653	$(51,949)
Institutional Shares	19,230	—
Service Shares	14,303	—
TOTAL	$86,186	$(51,949)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$181,729	$(181,729)
Service Shares	3,680,565	(3,680,565)
TOTAL	$3,862,294	$(3,862,294)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Automated Shares	Shares	Amount	Shares	Amount
Shares sold	114,622,716	$114,622,716	235,508,877	$235,508,876
Shares issued to shareholders in payment of distributions declared	10,848	10,848	18,691	18,691
Shares redeemed	(103,960,928)	(103,960,928)	(249,001,474)	(249,001,474)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	10,672,636	$10,672,636	(13,473,906)	$(13,473,907)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,675,206,963	$5,675,206,963	11,095,755,149	$11,095,755,148
Shares issued to shareholders in payment of distributions declared	117,128	117,128	233,374	233,374
Shares redeemed	(5,798,337,476)	(5,798,337,476)	(11,657,069,766)	(11,657,069,766)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(123,013,385)	$(123,013,385)	(561,081,243)	$(561,081,244)

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,523,026,630	$2,523,026,630	7,059,965,758	$7,059,965,758
Shares issued to shareholders in payment of distributions declared	13,684	13,684	24,942	24,942
Shares redeemed	(2,209,604,194)	(2,209,604,194)	(7,185,327,743)	(7,185,327,743)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	313,436,120	$313,436,120	(125,337,043)	$(125,337,043)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	201,095,371	$201,095,371	(699,892,192)	$(699,892,194)
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4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived its entire fee of $7,080,388 and reimbursed $1,095,179 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Other Service Fees
For the six months ended January 31, 2022, FSSC did not receive or reimburse any of the other service fees disclosed in Note 2.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
6. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:	$1,000	$1,000.10	$0.30[2]
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.90	$0.31[2]
1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
24

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report
25

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
26

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
29

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Hermes Institutional Money Market Management
Fund Established 1974

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	54.1%
Certificates of Deposit	17.2%
Time Deposit	4.8%
Variable Instruments	2.0%
Municipal Bond	0.2%
Other Repurchase Agreements and Repurchase Agreement	21.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.2%[2]
8-30 Days	18.7%
31-90 Days	30.2%
91-180 Days	5.5%
181 Days or more	3.4%
Other Assets and Liabilities—Net[3,4]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 18.4% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 54.1%
		Finance - Banking— 31.1%
$ 5,000,000		Bank of Montreal, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	$ 5,000,798
17,500,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 5/5/2022 - 9/1/2022	17,466,769
20,000,000		BPCE SA, 0.145%, 3/10/2022	19,997,019
5,000,000		Canadian Imperial Bank of Commerce, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	5,000,996
1,000,000		Canadian Imperial Bank of Commerce, 0.503%, 12/1/2022	992,527
10,000,000		Commonwealth Bank of Australia, 0.160%, 4/7/2022	9,997,360
10,000,000		Credit Industriel et Commercial, 0.130%, 2/28/2022	9,999,025
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	50,000,000
12,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.150% - 0.160%, 2/10/2022 - 3/1/2022	12,498,925
10,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	9,999,694
26,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.200% - 0.270%, 2/24/2022 - 4/1/2022	26,493,115
51,000,000		Nationwide Building Society, 0.100% - 0.110%, 2/14/2022 - 2/25/2022	50,997,136
5,000,000		Royal Bank of Canada, 0.210% - 0.251%, 7/12/2022 - 10/14/2022	4,992,715
5,000,000		Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	4,998,245
21,000,000		Royal Bank of Canada, New York Branch, 0.210% - 0.402%, 3/18/2022 - 11/15/2022	20,942,261
32,500,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.205%, 3/2/2022 - 3/3/2022	32,494,521
40,500,000		Toronto Dominion Bank, 0.210% - 0.251%, 4/20/2022 - 6/23/2022	40,472,817
		TOTAL	322,343,923
		Finance - Commercial— 3.5%
2,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	2,000,000
26,500,000		Anglesea Funding LLC, 0.170% - 0.250%, 2/3/2022 - 3/18/2022	26,496,390
7,500,000		Atlantic Asset Securitization LLC, 0.120% - 0.120%, 2/16/2022 - 2/25/2022	7,499,475
		TOTAL	35,995,865
		Finance - Retail— 4.7%
4,000,000		CAFCO, LLC, 0.451%, 6/10/2022	3,995,190
10,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	9,999,700
3,000,000		Old Line Funding, LLC, 0.280% (Secured Overnight Financing Rate +0.240%), 6/27/2022	3,000,906
7,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	7,002,114
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— continued
$14,500,000		Sheffield Receivables Company LLC, 0.160% - 0.240%, 2/7/2022 - 3/18/2022	$ 14,497,256
5,000,000		Starbird Funding Corp., 0.260%, 4/1/2022	4,997,869
5,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	4,996,787
		TOTAL	48,489,822
		Finance - Securities— 5.9%
15,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150% - 0.200%, 2/1/2022 - 3/4/2022	14,999,354
10,000,000		Chesham Finance LLC Series VII, (Citibank N.A., New York COL), 0.180%, 2/11/2022	9,999,500
21,000,000		Collateralized Commercial Paper V Co. LLC, 0.170% - 0.320%, 3/2/2022 - 5/18/2022	20,993,520
10,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	10,000,000
5,000,000		Ridgefield Funding Company, LLC Series A, (BNP Paribas SA COL), 0.150%, 3/8/2022	4,999,271
		TOTAL	60,991,645
		Insurance— 4.3%
45,014,000		MetLife Short Term Funding LLC, 0.110% - 0.140%, 3/11/2022 - 3/15/2022	45,006,923
		Sovereign— 4.6%
20,000,000		Export Development Canada, (Canada, Government of SUB), 0.090%, 3/7/2022	19,998,300
27,500,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	27,498,989
		TOTAL	47,497,289
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $560,378,094)	560,325,467
		CERTIFICATES OF DEPOSIT— 17.2%
		Finance - Banking— 17.2%
2,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	1,999,271
29,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	28,995,171
10,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	9,996,108
7,500,000	[2]	Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	7,502,520
23,500,000		Canadian Imperial Bank of Commerce, 0.240% - 0.350%, 4/6/2022 - 11/10/2022	23,428,330
15,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	15,005,948
20,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	20,000,000
10,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/18/2022 - 3/21/2022	10,000,000
5,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	5,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$17,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	$ 17,000,000
36,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	36,000,000
3,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 10/14/2022 - 11/23/2022	2,988,137
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $178,000,000)	177,915,485
		TIME DEPOSIT— 4.8%
		Finance - Banking— 4.8%
50,000,000		ABN Amro Bank NV, 0.080%, 2/7/2022 (IDENTIFIED COST $50,000,000)	50,000,000
	[2]	NOTE - VARIABLE— 2.0%
		Finance - Banking— 2.0%
21,000,000		Taxable Tender Option Bond Trust 2021-MIZ9080TX, (Series 2021-MIZ9080TX) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022 (IDENTIFIED COST $21,000,000)	21,000,000
		MUNICIPAL BOND— 0.2%
		Municipal— 0.2%
2,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022 (IDENTIFIED COST $2,500,000)	2,500,180
		OTHER REPURCHASE AGREEMENTS— 18.1%
		Finance - Banking— 18.1%
15,000,000		BMO Capital Markets Corp., 0.20%, dated 1/31/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,000,500 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $91,801,067 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
35,000,000		Bofa Securities, Inc., 0.12%, dated 1/31/2022, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral $35,000,117 on 2/1/2022, in which corporate bonds, medium-term notes and municipal bonds with a market value of $35,700,269 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
50,000,000		Credit Agricole S.A., 0.13%, 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, commercial paper, treasury notes, treasury bills, medium-term notes and sovereign debt with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$20,000,000
HSBC Securities (USA), Inc., 0.27%, dated 1/31/2022, interest in a
$80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,000,600 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and sovereign debt with a market value of $81,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 20,000,000
28,500,000	J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with a market value of $255,000,000 have been received as collateral and held with JPMorgan Chase as tri-party agent.	28,500,000
15,000,000	Pershing LLC, 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, common stocks, corporate bonds, commercial paper, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as collateral and held with BNY Mellon as tri-party agent.	15,000,000
24,000,000	Societe Generale, Paris, 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign debt with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $187,500,000)	187,500,000
	REPURCHASE AGREEMENT— 3.6%
	Finance - Banking— 3.6%
36,692,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215. (IDENTIFIED COST $36,692,000)	36,692,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,036,070,094)[3]	1,035,933,132
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(30,410)
	TOTAL NET ASSETS—100%	$1,035,902,722

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
5

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
GANs	—Grant Anticipation Notes
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0001	0.0006	0.0141	0.0238	0.0157	0.0067
Net realized and unrealized gain (loss)	(0.0002)	(0.0002)	0.0002	0.0001	(0.0004)	0.0001
Total From Investment Operations	(0.0001)	0.0004	0.0143	0.0239	0.0153	0.0068
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0006)	(0.0141)	(0.0238)	(0.0157)	(0.0067)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0006)	(0.0141)	(0.0238)	(0.0157)	(0.0067)
Net Asset Value, End of Period	$0.9996	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	(0.01)%	0.04%	1.44%	2.42%	1.54%	0.68%
Ratios to Average Net Assets:
Net expenses[3]	0.14%[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.02%[4]	0.07%	1.20%	2.39%	1.47%	0.43%
Expense waiver/reimbursement[5]	0.20%[4]	0.17%	0.21%	1.02%	0.81%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,030,179	$1,033,664	$1,353,697	$66,410	$34,986	$59,661

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$0.9998	$0.9999	$0.9997	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0002	0.0001	0.0115	0.0213	0.0133	0.0043
Net realized and unrealized gain (loss)	(0.0004)	(0.0001)	0.0003	0.0000[1]	(0.0005)	0.0000[1]
Total From Investment Operations	(0.0002)	0.0000[1]	0.0118	0.0213	0.0128	0.0043
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0001)	(0.0116)	(0.0213)	(0.0132)	(0.0042)
Net Asset Value, End of Period	$0.9995	$0.9998	$0.9999	$0.9997	$0.9997	$1.0001
Total Return[2]	(0.02)%	0.00%[3]	1.18%	2.15%	1.28%	0.43%
Ratios to Average Net Assets:
Net expenses[4]	0.14%[5]	0.20%	0.40%	0.40%	0.40%	0.40%
Net investment income	0.01%[5]	0.01%	0.98%	2.16%	1.25%	0.18%
Expense waiver/reimbursement[6]	0.44%[5]	0.38%	0.27%	1.02%	0.85%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$549	$1,138	$781	$560	$499	$1,017

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0001	0.0002	0.0131	0.0228	0.0147	0.0058
Net realized and unrealized gain (loss)	(0.0002)	(0.0002)	0.0002	0.0001	(0.0004)	(0.0000)[1]
Total From Investment Operations	(0.0001)	0.0000[1]	0.0133	0.0229	0.0143	0.0058
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0002)	(0.0131)	(0.0228)	(0.0147)	(0.0057)
Net Asset Value, End of Period	$0.9996	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	(0.01)%	0.00%[3]	1.33%	2.32%	1.44%	0.58%
Ratios to Average Net Assets:
Net expenses[4]	0.14%[5]	0.20%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.01%[5]	0.02%	1.31%	2.28%	1.44%	0.28%
Expense waiver/reimbursement[6]	0.29%[5]	0.23%	0.28%	1.04%	0.86%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$178	$178	$181	$178	$174	$172

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001	$1.0000
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0122	0.0218	0.0137	0.0044
Net realized and unrealized gain (loss)	(0.0002)	(0.0002)	0.0001	0.0001	(0.0004)	0.0001
Total From Investment Operations	(0.0001)	(0.0001)	0.0123	0.0219	0.0133	0.0045
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0001)	(0.0001)	(0.0121)	(0.0218)	(0.0137)	(0.0044)
Net Asset Value, End of Period	$0.9996	$0.9998	$1.0000	$0.9998	$0.9997	$1.0001
Total Return[2]	(0.01)%	(0.01)%	1.23%	2.21%	1.33%	0.46%
Ratios to Average Net Assets:
Net expenses[3]	0.14%[4]	0.20%	0.35%	0.35%	0.35%	0.38%
Net investment income	0.01%[4]	0.01%	1.21%	2.18%	1.32%	0.43%
Expense waiver/reimbursement[5]	0.44%[4]	0.37%	0.29%	1.04%	0.85%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,996	$4,781	$4,918	$5,216	$6,275	$7,418

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$224,192,000
Investment in securities	811,741,132
Investment in securities, at value (identified cost $1,036,070,094)	1,035,933,132
Income receivable	158,784
Prepaid expenses	12,325
Total Assets	1,036,104,241
Liabilities:
Payable to bank	22,011
Income distribution payable	24,347
Payable for investment adviser fee (Note 5)	503
Payable for administrative fee (Note 5)	2,219
Payable for custodian fees	20,668
Payable for transfer agent fees	27,996
Payable for auditing fees	10,233
Payable for portfolio accounting fees	71,892
Payable for share registration costs	13,720
Accrued expenses (Note 5)	7,930
Total Liabilities	201,519
Net assets for 1,036,312,129 shares outstanding	$1,035,902,722
Net Assets Consist of:
Paid-in capital	$1,036,037,871
Total distributable earnings (loss)	(135,149)
Total Net Assets	$1,035,902,722
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,030,179,057 ÷ 1,030,586,240 shares outstanding, no par value, unlimited shares authorized	$0.9996
Service Shares:
$549,128 ÷ 549,394 shares outstanding, no par value, unlimited shares authorized	$0.9995
Capital Shares:
$178,196 ÷ 178,268 shares outstanding, no par value, unlimited shares authorized	$0.9996
Eagle Shares:
$4,996,341 ÷ 4,998,227 shares outstanding, no par value, unlimited shares authorized	$0.9996
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$816,933
Expenses:
Investment adviser fee (Note 5)	1,055,140
Administrative fee (Note 5)	412,831
Custodian fees	25,156
Transfer agent fees	84,950
Directors’/Trustees’ fees (Note 5)	3,026
Auditing fees	10,233
Legal fees	4,537
Portfolio accounting fees	106,890
Other service fees (Notes 2 and 5)	7,233
Share registration costs	38,090
Printing and postage	9,942
Miscellaneous (Note 5)	28,443
TOTAL EXPENSES	1,786,471
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	(1,015,795)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(33,151)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,048,946)
Net expenses	737,525
Net investment income	79,408
Net change in unrealized appreciation of investments	(223,345)
Change in net assets resulting from operations	$(143,937)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$79,408	$758,730
Net realized gain (loss)	—	630
Net change in unrealized appreciation/depreciation	(223,345)	(301,143)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(143,937)	458,217
Distributions to Shareholders:
Institutional Shares	(79,346)	(760,505)
Service Shares	(52)	(129)
Capital Shares	(9)	(36)
Eagle Shares	(212)	(439)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(79,619)	(761,109)
Share Transactions:
Proceeds from sale of shares	49,138,872	549,730,962
Net asset value of shares issued to shareholders in payment of distributions declared	1,108	99,962
Cost of shares redeemed	(52,774,695)	(869,343,957)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,634,715)	(319,513,033)
Change in net assets	(3,858,271)	(319,815,925)
Net Assets:
Beginning of period	1,039,760,993	1,359,576,918
End of period	$1,035,902,722	$1,039,760,993
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
14

■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Semi-Annual Shareholder Report
15

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Semi-Annual Shareholder Report
16

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $1,048,946 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,227	$(22)	$(1,185)
Capital Shares	90	—	(85)
Eagle Shares	5,916	(28)	(5,765)
TOTAL	$7,233	$(50)	$(7,035)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
17

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	45,194,499	$45,185,339	540,618,930	$540,592,436
Shares issued to shareholders in payment of distributions declared	886	885	99,498	99,485
Shares redeemed	(48,459,703)	(48,448,932)	(860,513,380)	(860,423,549)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,264,318)	$(3,262,708)	(319,794,952)	$(319,731,628)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,448,299	$3,447,159	8,490,909	$8,488,527
Shares issued to shareholders in payment of distributions declared	2	2	4	4
Shares redeemed	(4,037,091)	(4,035,751)	(8,133,990)	(8,131,632)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(588,790)	$(588,590)	356,923	$356,899
Semi-Annual Shareholder Report
18

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	9	9	36	36
Shares redeemed	—	—	(2,451)	(2,451)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9	$9	(2,415)	$(2,415)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	506,519	$506,374	650,122	$649,999
Shares issued to shareholders in payment of distributions declared	212	212	437	437
Shares redeemed	(290,082)	(290,012)	(786,474)	(786,325)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	216,649	$216,574	(135,915)	$(135,889)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,636,450)	$(3,634,715)	(319,576,359)	$(319,513,033)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $1,036,070,094. The net unrealized depreciation of investments for federal tax purposes was $136,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,563 and net unrealized depreciation from investments for those securities having an excess of cost over value of $152,525.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $1,015,795 of its fee and voluntarily reimbursed $26,066 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $147 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$999.90	$0.71
Service Shares	$1,000	$999.80	$0.71[2]
Capital Shares	$1,000	$999.90	$0.71[3]
Eagle Shares	$1,000	$999.90	$0.71[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.50	$0.71
Service Shares	$1,000	$1,024.50	$0.71[2]
Capital Shares	$1,000	$1,024.50	$0.71[3]
Eagle Shares	$1,000	$1,024.50	$0.71[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.14%
Service Shares	0.14%
Capital Shares	0.14%
Eagle Shares	0.14%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Money Market Management (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
33

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
34

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
35

Federated Hermes Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	36.3%
Bank Instruments	31.2%
Other Repurchase Agreements and Repurchase Agreements	18.1%
Variable Rate Instruments	3.0%
Municipal Bond	0.6%
U.S. Treasury Securities	0.3%
Cash Equivalent[2]	8.5%
Other Assets and Liabilities—Net[3]	2.0%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	15.4%
31-90 Days	20.0%
91-180 Days	6.1%
181 Days or more	5.4%
Other Assets and Liabilities—Net[3]	2.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 16.52% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 36.3%
		Aerospace/Auto— 0.3%
$ 50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.150%, 2/7/2022	$ 49,998,750
		Finance - Banking— 17.7%
186,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/16/2022	185,787,325
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/12/2022 - 7/5/2022	194,796,167
55,000,000		BPCE SA, 0.145%, 3/10/2022	54,991,803
125,000,000		Canadian Imperial Bank of Commerce, 0.502%, 12/1/2022	124,473,958
100,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	99,727,778
45,000,000		Credit Industriel et Commercial, 0.130%, 2/28/2022	44,995,612
30,000,000		DNB Bank ASA, 0.100%, 2/8/2022	29,999,417
54,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	54,000,000
124,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.150% - 0.160%, 2/10/2022 - 3/1/2022	124,491,992
257,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.110% - 0.270%, 2/4/2022 - 4/4/2022	257,417,706
881,565,000		Nationwide Building Society, 0.100% - 0.110%, 2/14/2022 - 2/25/2022	881,520,149
125,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 6/21/2022	124,914,750
65,000,000		Royal Bank of Canada, 0.251%, 10/14/2022	64,884,896
247,000,000		Royal Bank of Canada, New York Branch, 0.220% - 0.402%, 3/18/2022 - 11/15/2022	246,476,238
196,500,000		Sumitomo Mitsui Banking Corp., 0.190% - 0.260%, 2/23/2022 - 3/15/2022	196,467,675
369,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	368,754,038
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231%, 3/11/2022	49,987,861
		TOTAL	3,103,687,365
		Finance - Commercial— 2.2%
107,000,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/25/2022 - 3/9/2022	106,989,440
105,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150% - 0.200%, 2/1/2022 - 3/4/2022	104,987,083
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	20,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 135,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	$ 135,000,000
		TOTAL	386,976,523
		Finance - Retail— 4.6%
26,000,000		CAFCO, LLC, 0.451%, 6/10/2022	25,958,075
70,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	69,997,900
50,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	49,999,555
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,985,556
58,000,000		Old Line Funding, LLC, 0.210%, 7/29/2022	58,000,000
20,000,000		Old Line Funding, LLC, 0.210%, 8/2/2022	20,000,000
50,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	50,000,000
267,500,000		Sheffield Receivables Company LLC, 0.160% - 0.250%, 2/7/2022 - 3/18/2022	267,442,686
27,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	27,488,282
75,000,000		Thunder Bay Funding, LLC, 0.150%, 3/1/2022 - 3/28/2022	74,985,625
15,000,000		Thunder Bay Funding, LLC, 0.210%, 7/29/2022	15,000,000
50,000,000		Thunder Bay Funding, LLC, 0.280%, 6/27/2022	50,000,000
20,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	19,986,306
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,982,882
		TOTAL	803,826,867
		Finance - Securities— 8.8%
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	50,000,000
90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	90,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.280%, 6/14/2022	30,000,000
361,000,000		Anglesea Funding LLC, 0.160% - 0.250%, 2/1/2022 - 3/18/2022	360,957,871
40,000,000		Chesham Finance LLC Series VII, (Citibank N.A., New York COL), 0.180%, 2/11/2022	39,998,000
225,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.170%, 2/2/2022 - 5/12/2022	224,945,206
507,000,000		Collateralized Commercial Paper V Co. LLC, 0.160% - 0.361%, 2/2/2022 - 7/8/2022	506,786,867
25,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	24,999,236
230,000,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	229,929,250
		TOTAL	1,557,616,430
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Insurance— 1.0%
$ 180,267,000		MetLife Short Term Funding LLC, 0.110% - 0.140%, 3/11/2022 - 3/16/2022	$ 180,239,234
		Sovereign— 1.7%
41,439,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,436,974
65,000,000		Export Development Canada, 0.090% - 0.130%, 3/7/2022 - 3/15/2022	64,991,809
195,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	194,984,113
		TOTAL	301,412,896
		TOTAL COMMERCIAL PAPER	6,383,758,065
		CERTIFICATES OF DEPOSIT— 20.1%
		Finance - Banking— 20.1%
100,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	100,000,000
400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	400,000,000
45,000,000	[2]	Bank of Montreal, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	45,000,000
50,000,000	[2]	Bank of Montreal, 0.350% (Secured Overnight Financing Rate +0.300%), 2/1/2022	50,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	150,000,000
76,000,000		Bank of Nova Scotia, Toronto, 0.220%, 5/17/2022	76,000,000
205,000,000	[2]	Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	205,000,000
20,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	20,000,000
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	50,000,000
75,000,000	[2]	Canadian Imperial Bank of Commerce, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	75,000,000
100,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	100,000,000
150,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	150,000,000
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	25,000,000
131,500,000		Canadian Imperial Bank of Commerce, 0.350%, 11/7/2022 - 11/10/2022	131,500,000
200,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	200,000,000
350,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/14/2022 - 3/21/2022	350,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
100,000,000	[2]	Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	100,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$ 75,000,000	[2]	Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	$ 75,000,000
210,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	210,000,000
629,500,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	629,500,000
329,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	329,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,521,000,000
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
875,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/7/2022	875,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 2/2/2022	400,000,000
150,000,000		Cooperatieve Rabobank UA, 0.060%, 2/1/2022	150,000,000
150,000,000		DNB Bank ASA, 0.050%, 2/1/2022	150,000,000
380,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	380,000,000
		TOTAL TIME DEPOSITS	1,955,000,000
	[2]	NOTES - VARIABLE— 3.0%
		Finance - Banking— 1.1%
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/3/2022	6,725,000
1,075,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/3/2022	1,075,000
595,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.280%, 2/3/2022	595,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.120%, 2/3/2022	29,435,000
1,195,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 0.150%, 2/3/2022	1,195,000
40,242,481		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	40,242,481
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
21,000,000		Taxable Tender Option Bond Trust 2021-MIZ9080TX, (Series 2021-MIZ9080TX) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 5,935,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	18,290,000
		TOTAL	199,162,481
		Government Agency— 1.9%
5,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	2,100,000
1,695,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.200%, 2/3/2022	1,695,000
6,020,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.120%, 2/3/2022	6,020,000
6,130,000		Frank Dale Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,130,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	30,200,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.120%, 2/3/2022	25,622,500
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	35,960,000
6,650,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.120%, 2/3/2022	6,650,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	21,000,000
5,225,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.150%, 2/3/2022	5,225,000
6,000,000		Riverview Project, Series 2021, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,000,000
13,650,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.120%, 2/3/2022	13,650,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	7,600,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 22,065,000		Sendra Family Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	$ 22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.120%, 2/3/2022	11,260,000
4,860,000		Spingola Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.120%, 2/3/2022	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (FHLB of Dallas LOC), 0.120%, 2/2/2022	4,150,000
4,710,000		The Mulberry Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,710,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	20,945,000
16,400,000		Wingo Family Master Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	16,400,000
		TOTAL	330,177,500
		TOTAL NOTES - VARIABLE	529,339,981
		MUNICIPAL BOND— 0.6%
		Municipal— 0.6%
95,700,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022	95,700,000
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	50,005,030
		OTHER REPURCHASE AGREEMENTS— 17.0%
		Finance - Banking— 17.0%
75,000,000		BMO Capital Markets Corp., 0.20%, dated 1/31/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,000,500 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $91,801,067 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000		BMO Capital Markets Corp., 0.30%, dated 1/31/2022, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,167 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $20,400,680 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a
$200,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term
notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
47,000,000	BNP Paribas S.A. 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	47,000,000
25,000,000	Citigroup Global Markets, Inc., 0.40%, dated 9/7/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,050,278 on 3/7/2022, in which Sovereign with a market value of $25,508,670 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Citigroup Global Markets, Inc., 0.45%, dated 9/7/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,113,125 on 3/7/2022, in which asset-backed securities, collateralized mortgage obligations and Sovereign with a market value of $51,018,488 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	Credit Agricole S.A., 0.12%, dated 1/27/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,750 on 2/3/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, Sovereign and treasury bills with a market value of $76,501,367 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
135,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and Sovereign with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
320,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Credit Suisse Securities (USA) LLC, 0.20%, dated 1/25/2022,
interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,861 on
2/1/2022, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,504,959 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
30,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $30,000,000 collateralized loan agreement will repurchase securities provided as collateral for $30,000,142 on 2/1/2022, in which corporate bonds and Sovereign with a market value of $30,600,000 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
25,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,118 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $25,500,085 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
160,000,000	J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.42%, dated 9/1/2021, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,039,783 on 2/3/2022, in which asset-backed securities with a market value of $112,237,962 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
225,000,000	Mitsubishi UFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 200,000,000
Pershing LLC, 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, commercial paper, common stocks, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as
collateral and held with BNY Mellon as tri-party agent.
		$ 200,000,000
320,000,000	Societe Generale, Paris, 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign securities with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
225,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and sovereign securities with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
50,000,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which U.S. Treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,000,000	Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,216,567 on 4/26/2022 in which convertible bonds with a market value of $122,412,749 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022 in which Exchange traded funds and Common stocks with a market value of $178,518,500 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.57%, dated 1/28/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,066,500 on 2/25/2022 in which American depositary receipts, exchange traded funds and unit investment trust with a market value of $153,009,728 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 175,000,000
Wells Fargo Securities LLC, 0.73%, dated 4/27/2021, interest in a
$175,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $175,319,375 on 4/27/2022 in which American depositary receipts, exchange traded funds and unit investment trust with a market value of $178,518,500 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 175,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,977,000,000
	REPURCHASE AGREEMENT— 1.1%
	Finance - Banking— 1.1%
200,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	200,000,000
	INVESTMENT COMPANIES— 8.5%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.03%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.0% (AT AMORTIZED COST)[4]	17,211,783,603
	OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	355,781,525
	TOTAL NET ASSETS—100%	$17,567,565,128
Semi-Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	N/A	$—	N/A
Net Realized Gain/(Loss)	N/A	$—	N/A
Value as of 1/31/2022	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 1/31/2022	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$77,711	$79,800	$157,511

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$6,383,758,065	$—	$6,383,758,065
Certificates of Deposit	—	3,521,000,000	—	3,521,000,000
Time Deposits	—	1,955,000,000	—	1,955,000,000
Notes - Variable	—	529,339,981	—	529,339,981
Municipal Bond	—	95,700,000	—	95,700,000
U.S. Treasury	—	50,005,030	—	50,005,030
Other Repurchase Agreements	—	2,977,000,000	—	2,977,000,000
Repurchase Agreements	—	200,000,000	—	200,000,000
Investment Company	1,499,980,527	—	—	1,499,980,527
TOTAL SECURITIES	$1,499,980,527	$15,711,803,076	$—	$17,211,783,603

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.010	0.020	0.012	0.005
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.010	0.020	0.012	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.010)	(0.020)	(0.012)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.01%	2.03%	1.22%	0.45%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.23%	0.53%	0.54%	0.51%	0.51%
Net investment income	0.00%[4,5]	0.01%	1.01%	2.06%	1.21%	0.37%
Expense waiver/reimbursement[6]	0.47%[4]	0.41%	0.11%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,676,958	$1,034,830	$1,603,414	$1,678,950	$376,107	$346,013

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.014	0.006	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.006	0.014	0.006	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.006)	(0.014)	(0.006)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.56%	1.42%	0.58%	0.04%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.23%	0.97%	1.13%	1.15%	0.82%
Net investment income	0.00%[4,5]	0.01%	0.54%	1.42%	0.56%	0.02%
Expense waiver/reimbursement[6]	1.08%[4]	1.09%	0.32%	0.16%	0.18%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,331	$38,762	$48,615	$44,257	$42,390	$51,059

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.013	0.023	0.015	0.008
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.013	0.023	0.015	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	1.33%	2.36%	1.53%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.00%[4,5]	0.04%	1.33%	2.36%	1.56%	0.71%
Expense waiver/ reimbursement[6]	0.14%[4]	0.10%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,932,818	$11,788,470	$18,814,127	$16,862,096	$5,770,600	$2,868,583

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,		Period Ended 7/31/2019[1]
		2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.013	0.013
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	—
Total From Investment Operations	0.000[2]	0.000[2]	0.013	0.013
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.013)	(0.013)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total Distributions	(0.000)[2]	(0.000)[2]	(0.013)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.04%	1.33%	1.31%
Ratios to Average Net Assets:
Net expenses[4]	0.17%[5]	0.20%	0.20%	0.20%[5]
Net investment income	0.00%[5,6]	0.04%	1.32%	2.39%[5]
Expense waiver/reimbursement[7]	0.14%[5]	0.10%	0.10%	0.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,421	$187,921	$376,278	$276,284

1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	Represents less than 0.01%.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.021	0.013	0.005
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.011	0.021	0.013	0.005
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.013)	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.09%	2.10%	1.28%	0.50%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.23%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.00%[4,5]	0.01%	1.06%	2.09%	1.31%	0.47%
Expense waiver/ reimbursement[6]	0.39%[4]	0.32%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,434,425	$1,711,361	$3,016,273	$2,757,262	$1,799,914	$1,215,338

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.016	0.008	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.007	0.016	0.008	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.007)	(0.016)	(0.008)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.72%	1.65%	0.83%	0.16%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.22%	0.81%	0.90%	0.90%	0.79%
Net investment income	0.00%[4,5]	0.01%	0.71%	1.64%	0.80%	0.16%
Expense waiver/reimbursement[6]	0.84%[4]	0.78%	0.19%	0.10%	0.13%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,287,790	$1,275,933	$1,125,251	$1,043,702	$998,683	$1,196,268

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.015	0.007	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.006	0.015	0.007	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.006)	(0.015)	(0.007)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.62%	1.51%	0.72%	0.08%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.22%	0.92%	1.03%	1.00%	0.70%
Net investment income	0.00%[4,5]	0.01%	0.63%	1.49%	0.72%	0.02%
Expense waiver/reimbursement[6]	1.09%[4]	1.03%	0.34%	0.21%	0.23%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,512	$42,076	$33,265	$32,789	$29,911	$28,365

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.012	0.022	0.013	0.007
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.012	0.022	0.014	0.007
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.012)	(0.022)	(0.014)	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	1.23%	2.26%	1.43%	0.65%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.23%	0.30%	0.30%	0.30%	0.30%
Net investment income	0.00%[4,5]	0.01%	1.20%	2.25%	1.46%	0.45%
Expense waiver/reimbursement[6]	0.24%[4]	0.18%	0.10%	0.10%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$321,183	$329,279	$548,708	$670,114	$398,852	$203,594

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.009	0.018	0.010	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.009	0.018	0.010	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.018)	(0.010)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.87%	1.85%	1.02%	0.29%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.23%	0.66%	0.70%	0.70%	0.63%
Net investment income	0.00%[4,5]	0.01%	0.86%	1.90%	1.03%	0.15%
Expense waiver/reimbursement[6]	0.64%[4]	0.57%	0.14%	0.10%	0.13%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,673,127	$2,670,993	$3,667,951	$3,502,863	$19,829	$13,188

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,177,000,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	14,034,783,603
Investment in securities, at amortized cost and fair value	17,211,783,603
Cash	361,421,679
Income receivable	2,793,362
Income receivable from affiliated holdings	47,141
Receivable for shares sold	8,915,163
Total Assets	17,584,960,948
Liabilities:
Payable for shares redeemed	15,826,587
Income distribution payable	10,294
Payable for investment adviser fee (Note 4)	36,775
Payable for administrative fee (Note 4)	37,652
Payable for custodian fees	260,674
Payable for transfer agent fees (Note 2)	443,391
Payable for other service fees (Notes 2 and 4)	181,569
Accrued expenses (Note 4)	598,878
Total Liabilities	17,395,820
Net assets for 17,567,492,109 shares outstanding	$17,567,565,128
Net Assets Consist of:
Paid-in capital	$17,567,483,293
Total distributable earnings (loss)	81,835
Total Net Assets	$17,567,565,128
Semi-Annual Shareholder Report
23

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,676,957,615 ÷ 1,676,950,655 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$40,331,183 ÷ 40,331,016 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$9,932,817,655 ÷ 9,932,776,331 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$163,420,632 ÷ 163,419,951 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,434,425,309 ÷ 1,434,419,355 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,287,790,391 ÷ 1,287,785,043 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$37,512,413 ÷ 37,512,258 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$321,182,816 ÷ 321,181,482 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,673,127,114 ÷ 2,673,116,018 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$15,388,584
Dividends received from affiliated holdings*	157,511
TOTAL INCOME	15,546,095
Expenses:
Investment adviser fee (Note 4)	18,310,659
Administrative fee (Note 4)	7,158,798
Custodian fees	313,899
Transfer agent fees (Note 2)	3,159,280
Directors’/Trustees’ fees (Note 4)	52,172
Auditing fees	11,878
Legal fees	4,757
Portfolio accounting fees	140,830
Distribution services fee (Note 4)	5,844,074
Other service fees (Notes 2 and 4)	8,904,765
Share registration costs	146,082
Printing and postage	220,748
Miscellaneous (Note 4)	107,686
TOTAL EXPENSES	44,375,628
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	(13,757,068)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(16,000,520)
TOTAL WAIVERS AND REIMBURSEMENTS	(29,757,588)
Net expenses	14,618,040
Net investment income	928,055
Net realized gain on investments	70,262
Change in net assets resulting from operations	$998,317

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$928,055	$7,423,269
Net realized gain (loss)	70,262	11,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	998,317	7,434,825
Distributions to Shareholders:
Automated Shares	(69,529)	(137,765)
Class R Shares	(1,840)	(3,974)
Wealth Shares	(549,319)	(6,432,149)
Advisor Shares	(9,168)	(127,699)
Service Shares	(80,770)	(233,300)
Cash II Shares	(66,450)	(125,177)
Cash Series Shares	(2,089)	(3,927)
Capital Shares	(16,221)	(50,973)
Trust Shares	(138,013)	(349,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(933,399)	(7,464,085)
Share Transactions:
Proceeds from sale of shares	5,777,191,373	15,284,485,959
Net asset value of shares issued to shareholders in payment of distributions declared	870,356	6,952,724
Cost of shares redeemed	(7,290,185,607)	(25,445,666,626)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,512,123,878)	(10,154,227,943)
Change in net assets	(1,512,058,960)	(10,154,257,203)
Net Assets:
Beginning of period	19,079,624,088	29,233,881,291
End of period	$17,567,565,128	$19,079,624,088
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services
Semi-Annual Shareholder Report
27

recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
28

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $29,757,588 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$699,938	$—	$(556,931)
Class R Shares	45,237	—	(41,245)
Wealth Shares	1,126,506	(53)	—
Advisor Shares	18,556	—	—
Service Shares	163,451	—	(25)
Cash II Shares	767,722	(11,978)	(620,730)
Cash Series Shares	24,949	(1,377)	(19,339)
Capital Shares	32,864	—	—
Trust Shares	280,057	(3)	—
TOTAL	$3,159,280	$(13,411)	$(1,238,270)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Semi-Annual Shareholder Report
29

For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,713,902	$—	$(1,713,902)
Class R Shares	46,295	—	(46,295)
Service Shares	1,957,784	—	(1,957,784)
Cash II Shares	1,618,778	—	(1,618,778)
Cash Series Shares	50,805	—	(50,805)
Capital Shares	157,705	(134)	(157,571)
Trust Shares	3,359,496	—	(3,359,496)
TOTAL	$8,904,765	$(134)	$(8,904,631)
For the six months ended January 31, 2022, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
Semi-Annual Shareholder Report
30

securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,076,332,927	$1,076,332,927	1,092,892,574	$1,092,892,574
Shares issued to shareholders in payment of distributions declared	69,298	69,298	135,800	135,800
Shares redeemed	(434,280,789)	(434,280,789)	(1,661,611,602)	(1,661,611,602)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	642,121,436	$642,121,436	(568,583,228)	$(568,583,228)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,328,446	$9,328,446	25,037,245	$25,037,245
Shares issued to shareholders in payment of distributions declared	1,829	1,829	3,927	3,927
Shares redeemed	(7,760,948)	(7,760,948)	(34,894,798)	(34,894,798)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,569,327	$1,569,327	(9,853,626)	$(9,853,626)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,054,742,509	$3,054,742,509	8,603,643,868	$8,603,643,868
Shares issued to shareholders in payment of distributions declared	495,622	495,622	5,940,168	5,940,168
Shares redeemed	(4,910,926,463)	(4,910,926,463)	(15,635,221,953)	(15,635,221,953)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,855,688,332)	$(1,855,688,332)	(7,025,637,917)	$(7,025,637,917)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	46,791,875	$46,791,875	170,408,084	$170,408,084
Shares issued to shareholders in payment of distributions declared	9,168	9,168	127,699	127,699
Shares redeemed	(71,302,197)	(71,302,197)	(358,892,162)	(358,892,162)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(24,501,154)	$(24,501,154)	(188,356,379)	$(188,356,379)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	543,676,495	$543,676,495	1,287,654,602	$1,287,654,602
Shares issued to shareholders in payment of distributions declared	74,170	74,170	220,581	220,581
Shares redeemed	(820,691,190)	(820,691,190)	(2,592,784,162)	(2,592,784,162)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(276,940,525)	$(276,940,525)	(1,304,908,979)	$(1,304,908,979)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	355,073,064	$355,073,064	1,494,273,060	$1,494,273,060
Shares issued to shareholders in payment of distributions declared	65,704	65,704	124,526	124,526
Shares redeemed	(343,286,146)	(343,286,146)	(1,343,714,244)	(1,343,714,244)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	11,852,622	$11,852,622	150,683,342	$150,683,342
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	18,989,601	$18,989,601	60,002,729	$60,002,729
Shares issued to shareholders in payment of distributions declared	2,066	2,066	3,891	3,891
Shares redeemed	(23,555,822)	(23,555,822)	(51,194,705)	(51,194,705)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,564,155)	$(4,564,155)	8,811,915	$8,811,915
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	110,393,851	$110,393,851	286,065,142	$286,065,142
Shares issued to shareholders in payment of distributions declared	14,496	14,496	47,159	47,159
Shares redeemed	(118,505,289)	(118,505,289)	(505,540,753)	(505,540,753)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,096,942)	$(8,096,942)	(219,428,452)	$(219,428,452)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	561,862,605	$561,862,605	2,264,508,655	$2,264,508,655
Shares issued to shareholders in payment of distributions declared	138,003	138,003	348,973	348,973
Shares redeemed	(559,876,763)	(559,876,763)	(3,261,812,247)	(3,261,812,247)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,123,845	$2,123,845	(996,954,619)	$(996,954,619)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,512,123,878)	$(1,512,123,878)	(10,154,227,943)	$(10,154,227,943)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived $12,585,785 of its fee and voluntarily reimbursed $13,411 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $1,171,283.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$95,775	$(95,775)
Cash II Shares	2,266,871	(2,266,871)
Cash Series Shares	121,931	(121,931)
Trust Shares	3,359,497	(3,359,497)
TOTAL	$5,844,074	$(5,844,074)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers /reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$0.91[2]
Class R Shares	$1,000	$1,000.10	$0.86[3]
Wealth Shares	$1,000	$1,000.10	$0.86[4]
Advisor Shares	$1,000	$1,000.10	$0.86[5]
Service Shares	$1,000	$1,000.10	$0.86[6]
Cash II Shares	$1,000	$1,000.10	$0.86[7]
Cash Series Shares	$1,000	$1,000.10	$0.86[8]
Capital Shares	$1,000	$1,000.10	$0.86[9]
Trust Shares	$1,000	$1,000.10	$0.86[10]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.30	$0.92[2]
Class R Shares	$1,000	$1,024.35	$0.87[3]
Wealth Shares	$1,000	$1,024.35	$0.87[4]
Advisor Shares	$1,000	$1,024.35	$0.87[5]
Service Shares	$1,000	$1,024.35	$0.87[6]
Cash II Shares	$1,000	$1,024.35	$0.87[7]
Cash Series Shares	$1,000	$1,024.35	$0.87[8]
Capital Shares	$1,000	$1,024.35	$0.87[9]
Trust Shares	$1,000	$1,024.35	$0.87[10]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.18%
Class R Shares	0.17%
Wealth Shares	0.17%
Advisor Shares	0.17%
Service Shares	0.17%
Cash II Shares	0.17%
Cash Series Shares	0.17%
Capital Shares	0.17%
Trust Shares	0.17%
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2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.81, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.87, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Advisor Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.

7
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.58, respectively.

8
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.

9
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

10
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
Semi-Annual Shareholder Report
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Semi-Annual Shareholder Report
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
46

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Wealth | PCOXX

Federated Hermes Prime Cash Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	36.3%
Bank Instruments	31.2%
Other Repurchase Agreements and Repurchase Agreements	18.1%
Variable Rate Instruments	3.0%
Municipal Bond	0.6%
U.S. Treasury Securities	0.3%
Cash Equivalent[2]	8.5%
Other Assets and Liabilities—Net[3]	2.0%
TOTAL	100%

1
See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.

2	Cash Equivalents include any investments in money market mutual funds.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	15.4%
31-90 Days	20.0%
91-180 Days	6.1%
181 Days or more	5.4%
Other Assets and Liabilities—Net[3]	2.0%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 16.52% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— 36.3%
		Aerospace/Auto— 0.3%
$ 50,000,000		Toyota Credit De Puerto Rico Corp., (Toyota Motor Corp. SA), 0.150%, 2/7/2022	$ 49,998,750
		Finance - Banking— 17.7%
186,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/16/2022	185,787,325
195,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/12/2022 - 7/5/2022	194,796,167
55,000,000		BPCE SA, 0.145%, 3/10/2022	54,991,803
125,000,000		Canadian Imperial Bank of Commerce, 0.502%, 12/1/2022	124,473,958
100,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	99,727,778
45,000,000		Credit Industriel et Commercial, 0.130%, 2/28/2022	44,995,612
30,000,000		DNB Bank ASA, 0.100%, 2/8/2022	29,999,417
54,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	54,000,000
124,500,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.150% - 0.160%, 2/10/2022 - 3/1/2022	124,491,992
257,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.110% - 0.270%, 2/4/2022 - 4/4/2022	257,417,706
881,565,000		Nationwide Building Society, 0.100% - 0.110%, 2/14/2022 - 2/25/2022	881,520,149
125,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 6/21/2022	124,914,750
65,000,000		Royal Bank of Canada, 0.251%, 10/14/2022	64,884,896
247,000,000		Royal Bank of Canada, New York Branch, 0.220% - 0.402%, 3/18/2022 - 11/15/2022	246,476,238
196,500,000		Sumitomo Mitsui Banking Corp., 0.190% - 0.260%, 2/23/2022 - 3/15/2022	196,467,675
369,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	368,754,038
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231%, 3/11/2022	49,987,861
		TOTAL	3,103,687,365
		Finance - Commercial— 2.2%
107,000,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/25/2022 - 3/9/2022	106,989,440
105,000,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150% - 0.200%, 2/1/2022 - 3/4/2022	104,987,083
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	20,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Commercial— continued
$ 135,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	$ 135,000,000
		TOTAL	386,976,523
		Finance - Retail— 4.6%
26,000,000		CAFCO, LLC, 0.451%, 6/10/2022	25,958,075
70,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	69,997,900
50,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	49,999,555
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,985,556
58,000,000		Old Line Funding, LLC, 0.210%, 7/29/2022	58,000,000
20,000,000		Old Line Funding, LLC, 0.210%, 8/2/2022	20,000,000
50,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	50,000,000
267,500,000		Sheffield Receivables Company LLC, 0.160% - 0.250%, 2/7/2022 - 3/18/2022	267,442,686
27,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	27,488,282
75,000,000		Thunder Bay Funding, LLC, 0.150%, 3/1/2022 - 3/28/2022	74,985,625
15,000,000		Thunder Bay Funding, LLC, 0.210%, 7/29/2022	15,000,000
50,000,000		Thunder Bay Funding, LLC, 0.280%, 6/27/2022	50,000,000
20,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	19,986,306
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,982,882
		TOTAL	803,826,867
		Finance - Securities— 8.8%
50,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	50,000,000
90,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	90,000,000
30,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.280%, 6/14/2022	30,000,000
361,000,000		Anglesea Funding LLC, 0.160% - 0.250%, 2/1/2022 - 3/18/2022	360,957,871
40,000,000		Chesham Finance LLC Series VII, (Citibank N.A., New York COL), 0.180%, 2/11/2022	39,998,000
225,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.170%, 2/2/2022 - 5/12/2022	224,945,206
507,000,000		Collateralized Commercial Paper V Co. LLC, 0.160% - 0.361%, 2/2/2022 - 7/8/2022	506,786,867
25,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	24,999,236
230,000,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	229,929,250
		TOTAL	1,557,616,430
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER— continued
		Insurance— 1.0%
$ 180,267,000		MetLife Short Term Funding LLC, 0.110% - 0.140%, 3/11/2022 - 3/16/2022	$ 180,239,234
		Sovereign— 1.7%
41,439,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,436,974
65,000,000		Export Development Canada, 0.090% - 0.130%, 3/7/2022 - 3/15/2022	64,991,809
195,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	194,984,113
		TOTAL	301,412,896
		TOTAL COMMERCIAL PAPER	6,383,758,065
		CERTIFICATES OF DEPOSIT— 20.1%
		Finance - Banking— 20.1%
100,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	100,000,000
400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	400,000,000
45,000,000	[2]	Bank of Montreal, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	45,000,000
50,000,000	[2]	Bank of Montreal, 0.350% (Secured Overnight Financing Rate +0.300%), 2/1/2022	50,000,000
150,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	150,000,000
76,000,000		Bank of Nova Scotia, Toronto, 0.220%, 5/17/2022	76,000,000
205,000,000	[2]	Bank of Nova Scotia, Toronto, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	205,000,000
20,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	20,000,000
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	50,000,000
75,000,000	[2]	Canadian Imperial Bank of Commerce, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	75,000,000
100,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	100,000,000
150,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	150,000,000
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	25,000,000
131,500,000		Canadian Imperial Bank of Commerce, 0.350%, 11/7/2022 - 11/10/2022	131,500,000
200,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	200,000,000
350,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/14/2022 - 3/21/2022	350,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
100,000,000	[2]	Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	100,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$ 75,000,000	[2]	Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	$ 75,000,000
210,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	210,000,000
629,500,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	629,500,000
329,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	329,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,521,000,000
		TIME DEPOSITS— 11.1%
		Finance - Banking— 11.1%
875,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/7/2022	875,000,000
400,000,000		Australia & New Zealand Banking Group, Melbourne, 0.080%, 2/2/2022	400,000,000
150,000,000		Cooperatieve Rabobank UA, 0.060%, 2/1/2022	150,000,000
150,000,000		DNB Bank ASA, 0.050%, 2/1/2022	150,000,000
380,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	380,000,000
		TOTAL TIME DEPOSITS	1,955,000,000
	[2]	NOTES - VARIABLE— 3.0%
		Finance - Banking— 1.1%
6,725,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/3/2022	6,725,000
1,075,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/3/2022	1,075,000
595,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.280%, 2/3/2022	595,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	19,670,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 0.120%, 2/3/2022	29,435,000
1,195,000		Spira Millennium LLC, Series 2001, (Bank of America N.A. LOC), 0.150%, 2/3/2022	1,195,000
40,242,481		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	40,242,481
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
21,000,000		Taxable Tender Option Bond Trust 2021-MIZ9080TX, (Series 2021-MIZ9080TX) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 5,935,000
18,290,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	18,290,000
		TOTAL	199,162,481
		Government Agency— 1.9%
5,915,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,915,000
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,925,000
1,700,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	1,700,000
2,100,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	2,100,000
1,695,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 0.200%, 2/3/2022	1,695,000
6,020,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.120%, 2/3/2022	6,020,000
6,130,000		Frank Dale Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,130,000
8,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	8,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,740,000
30,200,000		Mike P. Sturdivant, Sr. Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	30,200,000
25,622,500		Naples SI, LLC, (FHLB of Indianapolis LOC), 0.120%, 2/3/2022	25,622,500
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	35,960,000
6,650,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 0.120%, 2/3/2022	6,650,000
21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	21,000,000
5,225,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 0.150%, 2/3/2022	5,225,000
6,000,000		Riverview Project, Series 2021, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,000,000
13,650,000		Rohnert Park 668, L.P., (FHLB of San Francisco LOC), 0.120%, 2/3/2022	13,650,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	7,600,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 22,065,000		Sendra Family Irrevocable Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	$ 22,065,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 0.120%, 2/3/2022	11,260,000
4,860,000		Spingola Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,860,000
2,560,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 0.120%, 2/3/2022	2,560,000
23,765,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	23,765,000
4,150,000		The Mary Jane Beauregard Irrevocable Insurance Trust of 2017, (FHLB of Dallas LOC), 0.120%, 2/2/2022	4,150,000
4,710,000		The Mulberry Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	4,710,000
20,330,000		The Murray D. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	20,330,000
20,945,000		The Ray L. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	20,945,000
16,400,000		Wingo Family Master Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	16,400,000
		TOTAL	330,177,500
		TOTAL NOTES - VARIABLE	529,339,981
		MUNICIPAL BOND— 0.6%
		Municipal— 0.6%
95,700,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022	95,700,000
		U.S. TREASURY— 0.3%
		U.S. Treasury Notes— 0.3%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	50,005,030
		OTHER REPURCHASE AGREEMENTS— 17.0%
		Finance - Banking— 17.0%
75,000,000		BMO Capital Markets Corp., 0.20%, dated 1/31/2022, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $90,000,500 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $91,801,067 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
20,000,000		BMO Capital Markets Corp., 0.30%, dated 1/31/2022, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,000,167 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $20,400,680 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 100,000,000
BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a
$200,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term
notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
47,000,000	BNP Paribas S.A. 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	47,000,000
25,000,000	Citigroup Global Markets, Inc., 0.40%, dated 9/7/2021, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,050,278 on 3/7/2022, in which Sovereign with a market value of $25,508,670 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000	Citigroup Global Markets, Inc., 0.45%, dated 9/7/2021, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,113,125 on 3/7/2022, in which asset-backed securities, collateralized mortgage obligations and Sovereign with a market value of $51,018,488 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
75,000,000	Credit Agricole S.A., 0.12%, dated 1/27/2022, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,750 on 2/3/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes, Sovereign and treasury bills with a market value of $76,501,367 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
135,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and Sovereign with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
320,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and Sovereign with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 125,000,000
Credit Suisse Securities (USA) LLC, 0.20%, dated 1/25/2022,
interest in a $125,000,000 collateralized loan agreement will repurchase securities provided as collateral for $125,004,861 on
2/1/2022, in which asset-backed securities and collateralized mortgage obligations with a market value of $127,504,959 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 125,000,000
30,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $30,000,000 collateralized loan agreement will repurchase securities provided as collateral for $30,000,142 on 2/1/2022, in which corporate bonds and Sovereign with a market value of $30,600,000 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
25,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,000,118 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $25,500,085 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
160,000,000	J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	160,000,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.42%, dated 9/1/2021, interest in a $110,000,000 collateralized loan agreement will repurchase securities provided as collateral for $110,039,783 on 2/3/2022, in which asset-backed securities with a market value of $112,237,962 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
225,000,000	Mitsubishi UFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 200,000,000
Pershing LLC, 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, commercial paper, common stocks, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as
collateral and held with BNY Mellon as tri-party agent.
		$ 200,000,000
320,000,000	Societe Generale, Paris, 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, medium-term notes and sovereign securities with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	320,000,000
225,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and sovereign securities with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
50,000,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which U.S. Treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
120,000,000	Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,216,567 on 4/26/2022 in which convertible bonds with a market value of $122,412,749 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022 in which Exchange traded funds and Common stocks with a market value of $178,518,500 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
150,000,000	Wells Fargo Securities LLC, 0.57%, dated 1/28/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,066,500 on 2/25/2022 in which American depositary receipts, exchange traded funds and unit investment trust with a market value of $153,009,728 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 175,000,000
Wells Fargo Securities LLC, 0.73%, dated 4/27/2021, interest in a
$175,000,000 collateralized loan agreement will repurchase
securities provided as collateral for $175,319,375 on 4/27/2022 in which American depositary receipts, exchange traded funds and unit investment trust with a market value of $178,518,500 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 175,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,977,000,000
	REPURCHASE AGREEMENT— 1.1%
	Finance - Banking— 1.1%
200,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	200,000,000
	INVESTMENT COMPANIES— 8.5%
1,000,000,000	Federated Hermes Institutional Money Market Management, Institutional Shares, 0.03%[3]	999,713,001
500,267,549	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	500,267,526
	TOTAL INVESTMENT COMPANIES	1,499,980,527
	TOTAL INVESTMENT IN SECURITIES—98.0% (AT AMORTIZED COST)[4]	17,211,783,603
	OTHER ASSETS AND LIABILITIES - NET—2.0%[5]	355,781,525
	TOTAL NET ASSETS—100%	$17,567,565,128
Semi-Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Institutional Money Market Management, Institutional Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$999,713,001	$500,267,526	$1,499,980,527
Purchases at Cost	$—	$—	$—
Proceeds from Sales	$—	$—	$—
Change in Unrealized Appreciation/ Depreciation	N/A	$—	N/A
Net Realized Gain/(Loss)	N/A	$—	N/A
Value as of 1/31/2022	$999,713,001	$500,267,526	$1,499,980,527
Shares Held as of 1/31/2022	1,000,000,000	500,267,549	1,500,267,549
Dividend Income	$77,711	$79,800	$157,511

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Commercial Paper	$—	$6,383,758,065	$—	$6,383,758,065
Certificates of Deposit	—	3,521,000,000	—	3,521,000,000
Time Deposits	—	1,955,000,000	—	1,955,000,000
Notes - Variable	—	529,339,981	—	529,339,981
Municipal Bond	—	95,700,000	—	95,700,000
U.S. Treasury	—	50,005,030	—	50,005,030
Other Repurchase Agreements	—	2,977,000,000	—	2,977,000,000
Repurchase Agreements	—	200,000,000	—	200,000,000
Investment Company	1,499,980,527	—	—	1,499,980,527
TOTAL SECURITIES	$1,499,980,527	$15,711,803,076	$—	$17,211,783,603

The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.013	0.023	0.015	0.008
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.013	0.023	0.015	0.008
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.013)	(0.023)	(0.015)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	1.33%	2.36%	1.53%	0.75%
Ratios to Average Net Assets:
Net expenses[3]	0.17%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.00%[4,5]	0.04%	1.33%	2.36%	1.56%	0.71%
Expense waiver/ reimbursement[6]	0.14%[4]	0.10%	0.10%	0.10%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,932,818	$11,788,470	$18,814,127	$16,862,096	$5,770,600	$2,868,583

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately.
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14

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,177,000,000
Investment in securities, including $1,499,980,527 of investment in affiliated holdings*	14,034,783,603
Investment in securities, at amortized cost and fair value	17,211,783,603
Cash	361,421,679
Income receivable	2,793,362
Income receivable from affiliated holdings	47,141
Receivable for shares sold	8,915,163
Total Assets	17,584,960,948
Liabilities:
Payable for shares redeemed	15,826,587
Income distribution payable	10,294
Payable for investment adviser fee (Note 4)	36,775
Payable for administrative fee (Note 4)	37,652
Payable for custodian fees	260,674
Payable for transfer agent fees (Note 2)	443,391
Payable for other service fees (Notes 2 and 4)	181,569
Accrued expenses (Note 4)	598,878
Total Liabilities	17,395,820
Net assets for 17,567,492,109 shares outstanding	$17,567,565,128
Net Assets Consist of:
Paid-in capital	$17,567,483,293
Total distributable earnings (loss)	81,835
Total Net Assets	$17,567,565,128
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,676,957,615 ÷ 1,676,950,655 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$40,331,183 ÷ 40,331,016 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$9,932,817,655 ÷ 9,932,776,331 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$163,420,632 ÷ 163,419,951 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,434,425,309 ÷ 1,434,419,355 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,287,790,391 ÷ 1,287,785,043 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$37,512,413 ÷ 37,512,258 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$321,182,816 ÷ 321,181,482 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,673,127,114 ÷ 2,673,116,018 shares outstanding, no par value, unlimited shares authorized	$1.00

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$15,388,584
Dividends received from affiliated holdings*	157,511
TOTAL INCOME	15,546,095
Expenses:
Investment adviser fee (Note 4)	18,310,659
Administrative fee (Note 4)	7,158,798
Custodian fees	313,899
Transfer agent fees (Note 2)	3,159,280
Directors’/Trustees’ fees (Note 4)	52,172
Auditing fees	11,878
Legal fees	4,757
Portfolio accounting fees	140,830
Distribution services fee (Note 4)	5,844,074
Other service fees (Notes 2 and 4)	8,904,765
Share registration costs	146,082
Printing and postage	220,748
Miscellaneous (Note 4)	107,686
TOTAL EXPENSES	44,375,628
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 4)	(13,757,068)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(16,000,520)
TOTAL WAIVERS AND REIMBURSEMENTS	(29,757,588)
Net expenses	14,618,040
Net investment income	928,055
Net realized gain on investments	70,262
Change in net assets resulting from operations	$998,317

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$928,055	$7,423,269
Net realized gain (loss)	70,262	11,556
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	998,317	7,434,825
Distributions to Shareholders:
Automated Shares	(69,529)	(137,765)
Class R Shares	(1,840)	(3,974)
Wealth Shares	(549,319)	(6,432,149)
Advisor Shares	(9,168)	(127,699)
Service Shares	(80,770)	(233,300)
Cash II Shares	(66,450)	(125,177)
Cash Series Shares	(2,089)	(3,927)
Capital Shares	(16,221)	(50,973)
Trust Shares	(138,013)	(349,121)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(933,399)	(7,464,085)
Share Transactions:
Proceeds from sale of shares	5,777,191,373	15,284,485,959
Net asset value of shares issued to shareholders in payment of distributions declared	870,356	6,952,724
Cost of shares redeemed	(7,290,185,607)	(25,445,666,626)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,512,123,878)	(10,154,227,943)
Change in net assets	(1,512,058,960)	(10,154,257,203)
Net Assets:
Beginning of period	19,079,624,088	29,233,881,291
End of period	$17,567,565,128	$19,079,624,088
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services
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recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $29,757,588 is disclosed in various locations in this Note 2 and Note 4. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$699,938	$—	$(556,931)
Class R Shares	45,237	—	(41,245)
Wealth Shares	1,126,506	(53)	—
Advisor Shares	18,556	—	—
Service Shares	163,451	—	(25)
Cash II Shares	767,722	(11,978)	(620,730)
Cash Series Shares	24,949	(1,377)	(19,339)
Capital Shares	32,864	—	—
Trust Shares	280,057	(3)	—
TOTAL	$3,159,280	$(13,411)	$(1,238,270)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,713,902	$—	$(1,713,902)
Class R Shares	46,295	—	(46,295)
Service Shares	1,957,784	—	(1,957,784)
Cash II Shares	1,618,778	—	(1,618,778)
Cash Series Shares	50,805	—	(50,805)
Capital Shares	157,705	(134)	(157,571)
Trust Shares	3,359,496	—	(3,359,496)
TOTAL	$8,904,765	$(134)	$(8,904,631)
For the six months ended January 31, 2022, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
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securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,076,332,927	$1,076,332,927	1,092,892,574	$1,092,892,574
Shares issued to shareholders in payment of distributions declared	69,298	69,298	135,800	135,800
Shares redeemed	(434,280,789)	(434,280,789)	(1,661,611,602)	(1,661,611,602)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	642,121,436	$642,121,436	(568,583,228)	$(568,583,228)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,328,446	$9,328,446	25,037,245	$25,037,245
Shares issued to shareholders in payment of distributions declared	1,829	1,829	3,927	3,927
Shares redeemed	(7,760,948)	(7,760,948)	(34,894,798)	(34,894,798)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,569,327	$1,569,327	(9,853,626)	$(9,853,626)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	3,054,742,509	$3,054,742,509	8,603,643,868	$8,603,643,868
Shares issued to shareholders in payment of distributions declared	495,622	495,622	5,940,168	5,940,168
Shares redeemed	(4,910,926,463)	(4,910,926,463)	(15,635,221,953)	(15,635,221,953)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,855,688,332)	$(1,855,688,332)	(7,025,637,917)	$(7,025,637,917)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	46,791,875	$46,791,875	170,408,084	$170,408,084
Shares issued to shareholders in payment of distributions declared	9,168	9,168	127,699	127,699
Shares redeemed	(71,302,197)	(71,302,197)	(358,892,162)	(358,892,162)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	(24,501,154)	$(24,501,154)	(188,356,379)	$(188,356,379)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	543,676,495	$543,676,495	1,287,654,602	$1,287,654,602
Shares issued to shareholders in payment of distributions declared	74,170	74,170	220,581	220,581
Shares redeemed	(820,691,190)	(820,691,190)	(2,592,784,162)	(2,592,784,162)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(276,940,525)	$(276,940,525)	(1,304,908,979)	$(1,304,908,979)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	355,073,064	$355,073,064	1,494,273,060	$1,494,273,060
Shares issued to shareholders in payment of distributions declared	65,704	65,704	124,526	124,526
Shares redeemed	(343,286,146)	(343,286,146)	(1,343,714,244)	(1,343,714,244)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	11,852,622	$11,852,622	150,683,342	$150,683,342
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	18,989,601	$18,989,601	60,002,729	$60,002,729
Shares issued to shareholders in payment of distributions declared	2,066	2,066	3,891	3,891
Shares redeemed	(23,555,822)	(23,555,822)	(51,194,705)	(51,194,705)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,564,155)	$(4,564,155)	8,811,915	$8,811,915
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	110,393,851	$110,393,851	286,065,142	$286,065,142
Shares issued to shareholders in payment of distributions declared	14,496	14,496	47,159	47,159
Shares redeemed	(118,505,289)	(118,505,289)	(505,540,753)	(505,540,753)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,096,942)	$(8,096,942)	(219,428,452)	$(219,428,452)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	561,862,605	$561,862,605	2,264,508,655	$2,264,508,655
Shares issued to shareholders in payment of distributions declared	138,003	138,003	348,973	348,973
Shares redeemed	(559,876,763)	(559,876,763)	(3,261,812,247)	(3,261,812,247)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	2,123,845	$2,123,845	(996,954,619)	$(996,954,619)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,512,123,878)	$(1,512,123,878)	(10,154,227,943)	$(10,154,227,943)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived $12,585,785 of its fee and voluntarily reimbursed $13,411 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $1,171,283.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$95,775	$(95,775)
Cash II Shares	2,266,871	(2,266,871)
Cash Series Shares	121,931	(121,931)
Trust Shares	3,359,497	(3,359,497)
TOTAL	$5,844,074	$(5,844,074)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers /reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of fees and expenses of the investments in affiliated funds paid by the Fund’s Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$1,000.10	$0.86[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.35	$0.87[2]

1	Expenses are equal to the Fund’s annualized net expense ratios of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Wealth Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.0%
Other Repurchase Agreements and Repurchase Agreements	27.5%
Bank Instruments	24.6%
Variable Rate Instruments	8.2%
Municipal Bond	0.5%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	13.1%
31-90 Days	22.7%
91-180 Days	7.6%
181 Days or more	5.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 26.9% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 39.0%
		Finance - Banking— 21.2%
$225,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/29/2022	$ 224,133,576
115,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/27/2022 - 7/5/2022	114,869,992
75,000,000		BPCE SA, 0.145%, 3/10/2022	74,988,823
64,000,000		Canadian Imperial Bank of Commerce, 0.503%, 12/1/2022	63,521,707
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,671,776
80,000,000		Commonwealth Bank of Australia, 0.160%, 4/7/2022	79,978,880
20,000,000		DNB Bank ASA, 0.100%, 2/8/2022	19,999,611
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	50,000,000
85,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.160%, 2/10/2022	84,996,600
191,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.200% - 0.270%, 2/24/2022 - 4/4/2022	190,943,051
607,000,000		Nationwide Building Society, 0.100% - 0.105%, 2/14/2022 - 2/22/2022	606,971,753
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,908,184
120,000,000		Royal Bank of Canada, 0.251% - 0.341%, 10/14/2022 - 11/1/2022	119,313,684
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,486,541
80,250,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.205%, 3/2/2022 - 3/3/2022	80,236,777
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,661,156
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,958,717
		TOTAL	2,478,640,828
		Finance - Commercial— 5.3%
147,500,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/16/2022 - 3/10/2022	147,483,403
95,787,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150%, 3/4/2022	95,774,627
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	80,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	140,000,000
139,724,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	139,681,604
		TOTAL	622,939,634
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— 3.6%
$ 20,000,000		CAFCO, LLC, 0.451%, 6/10/2022	$ 19,975,950
75,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	74,997,750
25,000,000		Fairway Finance Co. LLC, 0.150%, 3/2/2022	24,996,979
25,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	24,999,778
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,979,284
13,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	13,003,926
122,000,000		Sheffield Receivables Co., LLC, 0.160% - 0.240%, 2/7/2022 - 3/18/2022	121,976,208
17,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	17,492,543
50,000,000		Thunder Bay Funding, LLC, 0.160%, 3/14/2022	49,990,889
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,983,935
		TOTAL	422,397,242
		Finance - Securities— 6.8%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	40,000,000
8,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	8,000,000
250,000,000		Anglesea Funding LLC, 0.160% - 0.200%, 2/1/2022 - 3/18/2022	249,985,097
45,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.160%, 2/2/2022 - 3/1/2022	44,997,400
415,000,000		Collateralized Commercial Paper V Co. LLC, 0.170% - 0.361%, 3/2/2022 - 7/8/2022	414,661,665
33,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	32,998,992
		TOTAL	790,643,154
		Insurance— 0.9%
110,000,000		MetLife Short Term Funding LLC, 0.140% - 0.140%, 3/15/2022 - 3/16/2022	109,981,800
		Sovereign— 1.2%
41,500,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,497,971
20,000,000		Export Development Canada, (Canada, Government of SUB), 0.090%, 3/7/2022	19,998,300
75,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	74,994,284
		TOTAL	136,490,555
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,562,896,287)	4,561,093,213
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
104,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	103,962,065
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	$ 399,879,268
100,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	99,961,084
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	49,992,506
50,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	50,020,159
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	24,995,573
80,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	80,000,000
181,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/18/2022 - 3/21/2022	181,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
236,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	236,000,000
194,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	194,000,000
175,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	174,614,175
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,645,000,000)	1,644,424,830
		TIME DEPOSITS— 10.5%
		Finance - Banking— 10.5%
580,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/3/2022	580,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.070%, 2/1/2022	500,000,000
145,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	145,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,225,000,000)	1,225,000,000
	[2]	NOTES - VARIABLE— 8.2%
		Finance - Banking— 5.5%
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 2/3/2022	28,500,000
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.120%, 2/2/2022	4,025,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.090%, 2/2/2022	31,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.080%, 2/2/2022	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 2/3/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 2/3/2022	7,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	$ 7,595,000
12,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	12,865,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.070%, 2/2/2022	14,500,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2022	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.210%, 2/3/2022	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.170%, 2/3/2022	3,775,000
152,500,000		Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	152,446,468
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	18,965,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 2/3/2022	20,000,000
68,236,712		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	68,236,712
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
12,000,000		Taxable Tender Option Bond Trust 2021-MIZ9074TX, (Series 2021-MIZ-9074TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	12,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	4,680,000
3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	3,000,000
21,100,000		Taxable Tender Option Bond Trust 2021-MIZ9081TX, (Series 2021-MIZ9081TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,100,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 13,200,000		Taxable Tender Option Bond Trust 2021-MIZ9082TX, (Series 2021-MIZ9082TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 13,200,000
5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	5,935,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	3,600,000
6,085,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.190%, 2/3/2022	6,085,000
		TOTAL	649,873,180
		Government Agency— 2.7%
5,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,285,000
42,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,830,000
29,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	29,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,705,000
5,485,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 2/3/2022	5,485,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/2/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 2/3/2022	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	9,080,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	$ 5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	5,975,000
		TOTAL	311,375,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $961,301,713)	961,248,180
		MUNICIPAL BOND— 0.5%
		Municipal— 0.5%
55,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022 (IDENTIFIED COST $55,500,000)	55,504,007
		U.S. TREASURY— 0.4%
		U.S. Treasury Notes— 0.4%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022 (IDENTIFIED COST $50,005,030)	50,048,738
		OTHER REPURCHASE AGREEMENTS— 22.3%
		Finance - Banking— 22.3%
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,130,000		BNP Paribas SA, 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	100,130,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$100,000,000
BofA Securities, Inc. 0.69%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,172,500 on 5/3/2022, in which
American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $102,056,696 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	BofA Securities, Inc. 0.69%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,431,250 on 5/3/2022, in which American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $255,141,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
95,000,000	BofA Securities, Inc. 0.10%, dated 1/31/2022, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,000,264 on 2/1/2022, in which commercial paper with a market value of $96,900,270 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
165,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, treasury bills, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, treasury notes, and sovereign debt with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
165,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, and sovereign debt with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
105,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
60,000,000	HSBC Securities (USA), Inc., 0.27%, dated 1/31/2022, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,000,600 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt with a market value of $81,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
49,140,000	ING Financial Markets LLC, 0.14%, dated 1/31/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,194 on 2/1/2022, in which corporate bonds and medium-term notes with a market value of $51,000,376 have been received as collateral and held with BNY Mellon as tri-party agent.	49,140,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 61,500,000
J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with market value of $255,000,000 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 61,500,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.17%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,472 on 2/1/2022, in which municipal bonds and asset-backed securities with a market value of $102,000,482 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
303,095,000	MUFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	303,095,000
185,000,000	Pershing LLC., 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
303,130,000	Societe Generale, Paris 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	303,130,000
125,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, treasury bonds, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
47,130,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,444 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	47,130,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a
$70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,126,331 on 4/26/2022, with a market value of $71,407,348 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 70,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022, in which exchange-traded funds with a market value of $153,070,172 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,609,125,000)	2,609,125,000
	REPURCHASE AGREEMENTS— 5.2%
	Finance - Banking— 5.2%
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215.	500,000,000
103,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	103,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $603,000,000)	603,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,711,828,030)[3]	11,709,443,968
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(20,500,137)
	TOTAL NET ASSETS—100%	$11,688,943,831

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0003)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	(0.0001)	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	—	(0.0008)
Total Distributions	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0002	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	(0.01)%	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.03%[4]	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/ reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,659,457	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0001	0.0112	0.0218	0.0134	0.0040
Net realized and unrealized gain (loss)	(0.0003)	(0.0002)	0.0003	0.0002	0.0000[1]	0.0012
Total From Investment Operations	(0.0002)	(0.0001)	0.0115	0.0220	0.0134	0.0052
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0040)
Distributions from net realized gain	—	—	—	—	—	(0.0009)
Total Distributions	(0.0001)	(0.0001)	(0.0112)	(0.0218)	(0.0135)	(0.0049)
Net Asset Value, End of Period	$1.0002	$1.0005	$1.0007	$1.0004	$1.0002	$1.0003
Total Return[2]	(0.02)%	(0.01)%	1.15%	2.22%	1.35%	0.43%
Ratios to Average Net Assets:
Net expenses[3]	0.18%[4]	0.24%	0.40%	0.37%	0.39%	0.45%
Net investment income	0.01%[4]	0.01%	1.22%	2.21%	1.33%	0.13%
Expense waiver/reimbursement[5]	0.31%[4]	0.28%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,487	$32,413	$83,818	$93,979	$47,817	$37,873

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022[1]	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0006	0.0131	0.0234	0.0151	0.0058
Net realized and unrealized gain (loss)	(0.0001)	(0.0005)	0.0004	0.0002	0.0000[2]	0.0010
Total From Investment Operations	0.0001	0.0001	0.0135	0.0236	0.0151	0.0068
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0058)
Distributions from net realized gain	—	—	—	—	—	(0.0008)
Total Distributions	(0.0001)	(0.0004)	(0.0131)	(0.0234)	(0.0151)	(0.0066)
Net Asset Value, End of Period	$1.0005	$1.0005	$1.0008	$1.0004	$1.0002	$1.0002
Total Return[3]	0.01%	0.01%	1.35%	2.39%	1.52%	0.60%
Ratios to Average Net Assets:
Net expenses[4]	0.16%[5]	0.20%	0.20%	0.20%	0.23%	0.25%
Net investment income	0.01%[5]	0.05%	1.19%	2.31%	1.52%	0.34%
Expense waiver/reimbursement[6]	0.17%[5]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$4,501	$23,527	$14,374	$25,206	$14,549

1
Certain ratios included in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.

2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,212,125,000
Investment in securities	8,497,318,968
Investment in securities, at value (identified cost $11,711,828,030)	11,709,443,968
Income receivable	1,929,991
Receivable for shares sold	300
Total Assets	11,711,374,259
Liabilities:
Payable for investments purchased	9,000,000
Bank overdraft	12,587,083
Income distribution payable	435,463
Payable to adviser (Note 5)	21,492
Payable for administrative fee (Note 5)	25,043
Accrued expenses (Note 5)	361,347
Total Liabilities	22,430,428
Net assets for 11,686,723,926 shares outstanding	$11,688,943,831
Net Assets Consist of:
Paid-in capital	$11,692,732,645
Total distributable earnings (loss)	(3,788,814)
Total Net Assets	$11,688,943,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,659,457,037 ÷ 11,657,242,876 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$29,486,694 ÷ 29,480,950 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0005*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$12,381,845
Expenses:
Investment adviser fee (Note 5)	13,371,382
Administrative fee (Note 5)	5,227,961
Custodian fees	243,560
Transfer agent fees	90,097
Directors’/Trustees’ fees (Note 5)	40,549
Auditing fees	12,449
Legal fees	4,537
Portfolio accounting fees	135,632
Other service fees (Notes 2 and 5)	25,572
Share registration costs	32,208
Printing and postage	10,057
Miscellaneous (Note 5)	61,625
TOTAL EXPENSES	19,255,629
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(8,873,921)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(22,758)
TOTAL WAIVERS AND REIMBURSEMENT	(8,896,679)
Net expenses	10,358,950
Net investment income	2,022,895
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,055
Net change in unrealized appreciation of investments	(3,513,001)
Net realized and unrealized gain (loss) on investments	(3,510,946)
Change in net assets resulting from operations	$(1,488,051)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,022,895	$17,271,664
Net realized gain (loss)	2,055	113,108
Net change in unrealized appreciation/depreciation	(3,513,001)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,488,051)	11,253,315
Distributions to Shareholders:
Institutional Shares	(1,990,591)	(17,245,644)
Service Shares	(1,237)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,991,876)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	7,207,211,309	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	290,001	3,142,765
Cost of shares redeemed	(10,850,647,601)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,643,146,291)	(8,377,159,777)
Change in net assets	(3,646,626,218)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$11,688,943,831	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
⯀
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
⯀
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Semi-Annual Shareholder Report
18

⯀
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
⯀
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Semi-Annual Shareholder Report
19

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Semi-Annual Shareholder Report
20

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $8,896,679 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$25,332	$(2,332)	$(20,227)
Capital Shares	240	(112)	(87)
TOTAL	$25,572	$(2,444)	$(20,314)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,980,641,235	$6,983,016,757	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	289,028	289,112	3,128,894	3,130,517
Shares redeemed	(10,615,300,226)	(10,619,030,786)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,634,369,963)	$(3,635,724,917)	(8,303,214,883)	$(8,306,750,957)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,115,890	$224,194,552	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	850	851	4,099	4,101
Shares redeemed	(227,033,209)	(227,116,248)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,916,469)	$(2,920,845)	(51,365,822)	$(51,388,021)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,641,784,784)	$(3,643,146,291)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $11,711,828,030. The net unrealized depreciation of investments for federal tax purposes was $2,384,062. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,774 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,500,836.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $8,873,921 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $2,444 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$999.90	$0.76[2]
Service Shares	$1,000	$999.80	$0.91[3]
Capital Shares	$1,000	$1,000.10	$0.81[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$0.77[2]
Service Shares	$1,000	$1,024.30	$0.92[3]
Capital Shares	$1,000	$1,024.40	$0.82[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.18%
Capital Shares	0.16%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
35

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
Semi-Annual Shareholder Report
36

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report
37

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
39

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
40

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450200 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | POIXX

Federated Hermes Institutional Prime Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.0%
Other Repurchase Agreements and Repurchase Agreements	27.5%
Bank Instruments	24.6%
Variable Rate Instruments	8.2%
Municipal Bond	0.5%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	13.1%
31-90 Days	22.7%
91-180 Days	7.6%
181 Days or more	5.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 26.9% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 39.0%
		Finance - Banking— 21.2%
$225,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/29/2022	$ 224,133,576
115,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/27/2022 - 7/5/2022	114,869,992
75,000,000		BPCE SA, 0.145%, 3/10/2022	74,988,823
64,000,000		Canadian Imperial Bank of Commerce, 0.503%, 12/1/2022	63,521,707
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,671,776
80,000,000		Commonwealth Bank of Australia, 0.160%, 4/7/2022	79,978,880
20,000,000		DNB Bank ASA, 0.100%, 2/8/2022	19,999,611
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	50,000,000
85,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.160%, 2/10/2022	84,996,600
191,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.200% - 0.270%, 2/24/2022 - 4/4/2022	190,943,051
607,000,000		Nationwide Building Society, 0.100% - 0.105%, 2/14/2022 - 2/22/2022	606,971,753
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,908,184
120,000,000		Royal Bank of Canada, 0.251% - 0.341%, 10/14/2022 - 11/1/2022	119,313,684
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,486,541
80,250,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.205%, 3/2/2022 - 3/3/2022	80,236,777
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,661,156
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,958,717
		TOTAL	2,478,640,828
		Finance - Commercial— 5.3%
147,500,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/16/2022 - 3/10/2022	147,483,403
95,787,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150%, 3/4/2022	95,774,627
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	80,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	140,000,000
139,724,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	139,681,604
		TOTAL	622,939,634
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— 3.6%
$ 20,000,000		CAFCO, LLC, 0.451%, 6/10/2022	$ 19,975,950
75,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	74,997,750
25,000,000		Fairway Finance Co. LLC, 0.150%, 3/2/2022	24,996,979
25,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	24,999,778
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,979,284
13,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	13,003,926
122,000,000		Sheffield Receivables Co., LLC, 0.160% - 0.240%, 2/7/2022 - 3/18/2022	121,976,208
17,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	17,492,543
50,000,000		Thunder Bay Funding, LLC, 0.160%, 3/14/2022	49,990,889
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,983,935
		TOTAL	422,397,242
		Finance - Securities— 6.8%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	40,000,000
8,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	8,000,000
250,000,000		Anglesea Funding LLC, 0.160% - 0.200%, 2/1/2022 - 3/18/2022	249,985,097
45,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.160%, 2/2/2022 - 3/1/2022	44,997,400
415,000,000		Collateralized Commercial Paper V Co. LLC, 0.170% - 0.361%, 3/2/2022 - 7/8/2022	414,661,665
33,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	32,998,992
		TOTAL	790,643,154
		Insurance— 0.9%
110,000,000		MetLife Short Term Funding LLC, 0.140% - 0.140%, 3/15/2022 - 3/16/2022	109,981,800
		Sovereign— 1.2%
41,500,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,497,971
20,000,000		Export Development Canada, (Canada, Government of SUB), 0.090%, 3/7/2022	19,998,300
75,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	74,994,284
		TOTAL	136,490,555
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,562,896,287)	4,561,093,213
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
104,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	103,962,065
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	$ 399,879,268
100,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	99,961,084
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	49,992,506
50,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	50,020,159
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	24,995,573
80,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	80,000,000
181,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/18/2022 - 3/21/2022	181,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
236,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	236,000,000
194,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	194,000,000
175,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	174,614,175
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,645,000,000)	1,644,424,830
		TIME DEPOSITS— 10.5%
		Finance - Banking— 10.5%
580,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/3/2022	580,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.070%, 2/1/2022	500,000,000
145,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	145,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,225,000,000)	1,225,000,000
	[2]	NOTES - VARIABLE— 8.2%
		Finance - Banking— 5.5%
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 2/3/2022	28,500,000
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.120%, 2/2/2022	4,025,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.090%, 2/2/2022	31,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.080%, 2/2/2022	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 2/3/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 2/3/2022	7,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	$ 7,595,000
12,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	12,865,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.070%, 2/2/2022	14,500,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2022	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.210%, 2/3/2022	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.170%, 2/3/2022	3,775,000
152,500,000		Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	152,446,468
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	18,965,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 2/3/2022	20,000,000
68,236,712		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	68,236,712
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
12,000,000		Taxable Tender Option Bond Trust 2021-MIZ9074TX, (Series 2021-MIZ-9074TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	12,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	4,680,000
3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	3,000,000
21,100,000		Taxable Tender Option Bond Trust 2021-MIZ9081TX, (Series 2021-MIZ9081TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,100,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 13,200,000		Taxable Tender Option Bond Trust 2021-MIZ9082TX, (Series 2021-MIZ9082TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 13,200,000
5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	5,935,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	3,600,000
6,085,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.190%, 2/3/2022	6,085,000
		TOTAL	649,873,180
		Government Agency— 2.7%
5,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,285,000
42,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,830,000
29,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	29,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,705,000
5,485,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 2/3/2022	5,485,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/2/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 2/3/2022	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	9,080,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	$ 5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	5,975,000
		TOTAL	311,375,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $961,301,713)	961,248,180
		MUNICIPAL BOND— 0.5%
		Municipal— 0.5%
55,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022 (IDENTIFIED COST $55,500,000)	55,504,007
		U.S. TREASURY— 0.4%
		U.S. Treasury Notes— 0.4%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022 (IDENTIFIED COST $50,005,030)	50,048,738
		OTHER REPURCHASE AGREEMENTS— 22.3%
		Finance - Banking— 22.3%
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,130,000		BNP Paribas SA, 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	100,130,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$100,000,000
BofA Securities, Inc. 0.69%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,172,500 on 5/3/2022, in which
American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $102,056,696 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	BofA Securities, Inc. 0.69%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,431,250 on 5/3/2022, in which American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $255,141,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
95,000,000	BofA Securities, Inc. 0.10%, dated 1/31/2022, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,000,264 on 2/1/2022, in which commercial paper with a market value of $96,900,270 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
165,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, treasury bills, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, treasury notes, and sovereign debt with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
165,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, and sovereign debt with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
105,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
60,000,000	HSBC Securities (USA), Inc., 0.27%, dated 1/31/2022, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,000,600 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt with a market value of $81,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
49,140,000	ING Financial Markets LLC, 0.14%, dated 1/31/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,194 on 2/1/2022, in which corporate bonds and medium-term notes with a market value of $51,000,376 have been received as collateral and held with BNY Mellon as tri-party agent.	49,140,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 61,500,000
J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with market value of $255,000,000 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 61,500,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.17%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,472 on 2/1/2022, in which municipal bonds and asset-backed securities with a market value of $102,000,482 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
303,095,000	MUFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	303,095,000
185,000,000	Pershing LLC., 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
303,130,000	Societe Generale, Paris 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	303,130,000
125,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, treasury bonds, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
47,130,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,444 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	47,130,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a
$70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,126,331 on 4/26/2022, with a market value of $71,407,348 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 70,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022, in which exchange-traded funds with a market value of $153,070,172 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,609,125,000)	2,609,125,000
	REPURCHASE AGREEMENTS— 5.2%
	Finance - Banking— 5.2%
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215.	500,000,000
103,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	103,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $603,000,000)	603,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,711,828,030)[3]	11,709,443,968
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(20,500,137)
	TOTAL NET ASSETS—100%	$11,688,943,831

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0003)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	(0.0001)	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	—	(0.0008)
Total Distributions	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0002	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	(0.01)%	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.03%[4]	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/ reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,659,457	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,212,125,000
Investment in securities	8,497,318,968
Investment in securities, at value (identified cost $11,711,828,030)	11,709,443,968
Income receivable	1,929,991
Receivable for shares sold	300
Total Assets	11,711,374,259
Liabilities:
Payable for investments purchased	9,000,000
Bank overdraft	12,587,083
Income distribution payable	435,463
Payable to adviser (Note 5)	21,492
Payable for administrative fee (Note 5)	25,043
Accrued expenses (Note 5)	361,347
Total Liabilities	22,430,428
Net assets for 11,686,723,926 shares outstanding	$11,688,943,831
Net Assets Consist of:
Paid-in capital	$11,692,732,645
Total distributable earnings (loss)	(3,788,814)
Total Net Assets	$11,688,943,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,659,457,037 ÷ 11,657,242,876 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$29,486,694 ÷ 29,480,950 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0005*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$12,381,845
Expenses:
Investment adviser fee (Note 5)	13,371,382
Administrative fee (Note 5)	5,227,961
Custodian fees	243,560
Transfer agent fees	90,097
Directors’/Trustees’ fees (Note 5)	40,549
Auditing fees	12,449
Legal fees	4,537
Portfolio accounting fees	135,632
Other service fees (Notes 2 and 5)	25,572
Share registration costs	32,208
Printing and postage	10,057
Miscellaneous (Note 5)	61,625
TOTAL EXPENSES	19,255,629
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(8,873,921)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(22,758)
TOTAL WAIVERS AND REIMBURSEMENT	(8,896,679)
Net expenses	10,358,950
Net investment income	2,022,895
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,055
Net change in unrealized appreciation of investments	(3,513,001)
Net realized and unrealized gain (loss) on investments	(3,510,946)
Change in net assets resulting from operations	$(1,488,051)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,022,895	$17,271,664
Net realized gain (loss)	2,055	113,108
Net change in unrealized appreciation/depreciation	(3,513,001)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,488,051)	11,253,315
Distributions to Shareholders:
Institutional Shares	(1,990,591)	(17,245,644)
Service Shares	(1,237)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,991,876)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	7,207,211,309	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	290,001	3,142,765
Cost of shares redeemed	(10,850,647,601)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,643,146,291)	(8,377,159,777)
Change in net assets	(3,646,626,218)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$11,688,943,831	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
⯀
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
⯀
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
⯀
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
⯀
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered,
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such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $8,896,679 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$25,332	$(2,332)	$(20,227)
Capital Shares	240	(112)	(87)
TOTAL	$25,572	$(2,444)	$(20,314)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted
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securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,980,641,235	$6,983,016,757	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	289,028	289,112	3,128,894	3,130,517
Shares redeemed	(10,615,300,226)	(10,619,030,786)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,634,369,963)	$(3,635,724,917)	(8,303,214,883)	$(8,306,750,957)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,115,890	$224,194,552	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	850	851	4,099	4,101
Shares redeemed	(227,033,209)	(227,116,248)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,916,469)	$(2,920,845)	(51,365,822)	$(51,388,021)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,641,784,784)	$(3,643,146,291)	(8,373,590,601)	$(8,377,159,777)
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4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $11,711,828,030. The net unrealized depreciation of investments for federal tax purposes was $2,384,062. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,774 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,500,836.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $8,873,921 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $2,444 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$999.90	$0.76[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$0.77[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
Semi-Annual Shareholder Report
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
Semi-Annual Shareholder Report
31

the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Semi-Annual Shareholder Report
32

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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34

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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35

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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37

Federated Hermes Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	38.8%
Other Repurchase Agreements and Repurchase Agreements	27.9%
Bank Instruments	24.4%
Variable Rate Instruments	8.1%
Municipal Bonds	0.5%
U.S. Treasury and Agency Securities	0.4%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2022 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.3%
8,591,738,875	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.06%[1] (IDENTIFIED COST $8,598,061,344)	$8,593,457,222
	OTHER REPURCHASE AGREEMENTS— 0.6%
	Finance - Banking— 0.6%
$ 50,000,000	BMO Capital Markets Corp., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which asset-backed securities corporate bonds, medium-term notes and Sovereign with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $8,648,061,344)[2]	8,643,457,222
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	4,928,215
	TOTAL NET ASSETS—100%	$8,648,385,437
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2021	$12,792,147,546
Purchases at Cost	$4,045,422,301
Proceeds from Sales	$(8,240,904,799)
Change in Unrealized Appreciation/Depreciation	$(2,577,522)
Net Realized Gain/(Loss)	$(630,304)
Value as of 1/31/2022	$8,593,457,222
Shares Held as of 1/31/2022	8,591,738,875
Dividend Income	$1,583,386
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
Semi-Annual Shareholder Report

Fund as capital gains received. At January 31, 2022, POF represents 99.3% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$8,593,457,222	$—	$—	$8,593,457,222
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$8,593,457,222	$50,000,000	$—	$8,643,457,222
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0075
Net realized and unrealized gain (loss)	(0.0004)	(0.0002)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	(0.0002)	0.0006	0.0139	0.0240	0.0156	0.0077
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0003)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Net Asset Value, End of Period	$0.9999	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	(0.02)%	0.06%	1.39%	2.43%	1.57%	0.78%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4,5]	—%	0.00%[5]	—%	0.00%[5]	0.20%
Net investment income	0.03%[4]	0.08%	1.36%	2.41%	1.59%	0.77%
Expense waiver/ reimbursement[6]	0.29%[4]	0.29%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,150,150	$12,120,572	$15,937,441	$13,599,422	$6,992,551	$4,454,446

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0002	0.0111	0.0214	0.0131	0.0050
Net realized and unrealized gain (loss)	(0.0003)	(0.0003)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	(0.0002)	(0.0001)	0.0114	0.0215	0.0131	0.0052
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0002)	(0.0111)	(0.0214)	(0.0131)	(0.0050)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0002)	(0.0002)	(0.0111)	(0.0214)	(0.0131)	(0.0050)
Net Asset Value, End of Period	$0.9999	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	(0.02)%	(0.01)%	1.14%	2.18%	1.31%	0.53%
Ratios to Average Net Assets:
Net expenses[3]	0.02%[4]	0.08%	0.25%	0.25%	0.25%	0.45%
Net investment income	0.01%[4]	0.01%	1.04%	2.20%	1.26%	0.34%
Expense waiver/reimbursement[5]	0.52%[4]	0.46%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$476,203	$701,955	$1,687,886	$1,055,438	$186,643	$129,412

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0001	0.0003	0.0126	0.0230	0.0146	0.0064
Net realized and unrealized gain (loss)	(0.0003)	(0.0003)	0.0003	(0.0000)[1]	(0.0000)[1]	0.0003
Total From Investment Operations	(0.0002)	—	0.0129	0.0230	0.0146	0.0067
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0003)	(0.0126)	(0.0229)	(0.0146)	(0.0065)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0002)	(0.0003)	(0.0126)	(0.0229)	(0.0146)	(0.0065)
Net Asset Value, End of Period	$0.9999	$1.0003	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	(0.02)%	0.00%[3]	1.29%	2.33%	1.47%	0.68%
Ratios to Average Net Assets:
Net expenses[4]	0.02%[5]	0.06%	0.10%	0.10%	0.10%	0.30%
Net investment income	0.01%[5]	0.02%	1.24%	2.31%	1.40%	0.34%
Expense waiver/reimbursement[6]	0.37%[5]	0.33%	0.29%	0.29%	0.29%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$22,032	$20,922	$19,074	$16,566	$12,185	$20,587

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $8,593,457,222 of investment in affiliated holdings* (identified cost $8,648,061,344)	$8,643,457,222
Cash	438,939
Income receivable	399,332
Receivable for shares sold	10,367,598
Total Assets	8,654,663,091
Liabilities:
Payable for shares redeemed	5,700,242
Income distribution payable	263,883
Payable for investment adviser fee (Note 5)	43,661
Payable for administrative fee (Note 5)	18,519
Payable for Directors’/Trustees’ fees (Note 5)	217
Payable for other service fees (Notes 2 and 5)	7,457
Accrued expenses (Note 5)	243,675
Total Liabilities	6,277,654
Net assets for 8,649,084,471 shares outstanding	$8,648,385,437
Net Assets Consist of:
Paid-in capital	$8,653,788,405
Total distributable earnings (loss)	(5,402,968)
Total Net Assets	$8,648,385,437
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$8,150,149,851 ÷ 8,150,808,606 shares outstanding, no par value, unlimited shares authorized	$0.9999
Service Shares:
$476,203,439 ÷ 476,241,350 shares outstanding, no par value, unlimited shares authorized	$0.9999
Capital Shares:
$22,032,147 ÷ 22,034,515 shares outstanding, no par value, unlimited shares authorized	$0.9999

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$1,583,386
Interest	52,286
TOTAL INCOME	1,635,672
Expenses:
Investment adviser fee (Note 5)	10,876,873
Administrative fee (Note 5)	4,251,840
Custodian fees	154,429
Transfer agent fees	75,400
Directors’/Trustees’ fees (Note 5)	32,735
Auditing fees	12,448
Legal fees	4,760
Portfolio accounting fees	110,550
Other service fees (Notes 2 and 5)	741,275
Share registration costs	51,299
Printing and postage	19,689
Miscellaneous (Note 5)	60,646
TOTAL EXPENSES	16,391,944
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(10,876,873)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,453,826)
TOTAL WAIVERS AND REIMBURSEMENTS	(16,330,699)
Net expenses	61,245
Net investment income	1,574,427
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*	(630,304)
Net change in unrealized depreciation of investments in an affiliated holding*	(2,577,522)
Net realized and unrealized gain (loss) on investments	(3,207,826)
Change in net assets resulting from operations	$(1,633,399)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,574,427	$11,908,591
Net realized gain (loss)	(630,304)	2,616,301
Net change in unrealized appreciation/depreciation	(2,577,522)	(6,530,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,633,399)	7,994,819
Distributions to Shareholders:
Institutional Shares	(2,774,903)	(13,019,895)
Service Shares	(101,520)	(193,751)
Capital Shares	(3,955)	(6,051)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,880,378)	(13,219,697)
Share Transactions:
Proceeds from sale of shares	17,542,128,173	49,680,032,925
Net asset value of shares issued to shareholders in payment of distributions declared	922,389	4,229,653
Cost of shares redeemed	(21,733,600,579)	(54,479,989,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,190,550,017)	(4,795,726,959)
Change in net assets	(4,195,063,794)	(4,800,951,837)
Net Assets:
Beginning of period	12,843,449,231	17,644,401,068
End of period	$8,648,385,437	$12,843,449,231
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Semi-Annual Shareholder Report

◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $16,330,699 is disclosed in various locations in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$730,674	$(1,774)	$(669,977)
Capital Shares	10,601	(55)	(8,223)
TOTAL	$741,275	$(1,829)	$(678,200)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,493,180,692	$17,496,218,193	48,981,048,371	$48,998,521,164
Shares issued to shareholders in payment of distributions declared	817,897	817,941	4,030,582	4,032,084
Shares redeemed	(21,459,448,551)	(21,463,200,799)	(52,796,548,875)	(52,814,602,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,965,449,962)	$(3,966,164,665)	(3,811,469,922)	$(3,812,049,054)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,307,781	$43,314,097	664,745,362	$664,998,659
Shares issued to shareholders in payment of distributions declared	100,516	100,521	192,418	192,481
Shares redeemed	(268,880,979)	(268,919,814)	(1,650,094,556)	(1,650,722,974)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(225,472,682)	$(225,505,196)	(985,156,776)	$(985,531,834)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,595,517	$2,595,883	16,507,178	$16,513,102
Shares issued to shareholders in payment of distributions declared	3,927	3,927	5,086	5,088
Shares redeemed	(1,479,678)	(1,479,966)	(14,659,841)	(14,664,261)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,119,766	$1,119,844	1,852,423	$1,853,929
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,189,802,878)	$(4,190,550,017)	(4,794,774,275)	$(4,795,726,959)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $8,648,061,344. The net unrealized depreciation of investments for federal tax purposes was $4,604,122. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $4,604,122.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived and/or reimbursed all of its fee.
Semi-Annual Shareholder Report

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily reimbursed $4,773,797 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $1,829 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
Semi-Annual Shareholder Report

9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$999.80	$—[2]
Service Shares	$1,000	$999.80	$0.10[3]
Capital Shares	$1,000	$999.80	$0.10[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.21	$—[2]
Service Shares	$1,000	$1,025.10	$0.10[3]
Capital Shares	$1,000	$1,025.10	$0.10[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%
Service Shares	0.02%
Capital Shares	0.02%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 22 through 47.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.0%
Other Repurchase Agreements and Repurchase Agreements	27.5%
Bank Instruments	24.6%
Variable Rate Instruments	8.2%
Municipal Bond	0.5%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	13.1%
31-90 Days	22.7%
91-180 Days	7.6%
181 Days or more	5.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 26.9% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 39.0%
		Finance - Banking— 21.2%
$225,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/29/2022	$ 224,133,576
115,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/27/2022 - 7/5/2022	114,869,992
75,000,000		BPCE SA, 0.145%, 3/10/2022	74,988,823
64,000,000		Canadian Imperial Bank of Commerce, 0.503%, 12/1/2022	63,521,707
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,671,776
80,000,000		Commonwealth Bank of Australia, 0.160%, 4/7/2022	79,978,880
20,000,000		DNB Bank ASA, 0.100%, 2/8/2022	19,999,611
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	50,000,000
85,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.160%, 2/10/2022	84,996,600
191,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.200% - 0.270%, 2/24/2022 - 4/4/2022	190,943,051
607,000,000		Nationwide Building Society, 0.100% - 0.105%, 2/14/2022 - 2/22/2022	606,971,753
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,908,184
120,000,000		Royal Bank of Canada, 0.251% - 0.341%, 10/14/2022 - 11/1/2022	119,313,684
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,486,541
80,250,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.205%, 3/2/2022 - 3/3/2022	80,236,777
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,661,156
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,958,717
		TOTAL	2,478,640,828
		Finance - Commercial— 5.3%
147,500,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/16/2022 - 3/10/2022	147,483,403
95,787,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150%, 3/4/2022	95,774,627
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	80,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	140,000,000
139,724,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	139,681,604
		TOTAL	622,939,634
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— 3.6%
$ 20,000,000		CAFCO, LLC, 0.451%, 6/10/2022	$ 19,975,950
75,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	74,997,750
25,000,000		Fairway Finance Co. LLC, 0.150%, 3/2/2022	24,996,979
25,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	24,999,778
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,979,284
13,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	13,003,926
122,000,000		Sheffield Receivables Co., LLC, 0.160% - 0.240%, 2/7/2022 - 3/18/2022	121,976,208
17,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	17,492,543
50,000,000		Thunder Bay Funding, LLC, 0.160%, 3/14/2022	49,990,889
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,983,935
		TOTAL	422,397,242
		Finance - Securities— 6.8%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	40,000,000
8,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	8,000,000
250,000,000		Anglesea Funding LLC, 0.160% - 0.200%, 2/1/2022 - 3/18/2022	249,985,097
45,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.160%, 2/2/2022 - 3/1/2022	44,997,400
415,000,000		Collateralized Commercial Paper V Co. LLC, 0.170% - 0.361%, 3/2/2022 - 7/8/2022	414,661,665
33,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	32,998,992
		TOTAL	790,643,154
		Insurance— 0.9%
110,000,000		MetLife Short Term Funding LLC, 0.140% - 0.140%, 3/15/2022 - 3/16/2022	109,981,800
		Sovereign— 1.2%
41,500,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,497,971
20,000,000		Export Development Canada, (Canada, Government of SUB), 0.090%, 3/7/2022	19,998,300
75,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	74,994,284
		TOTAL	136,490,555
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,562,896,287)	4,561,093,213
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
104,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	103,962,065
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	$ 399,879,268
100,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	99,961,084
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	49,992,506
50,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	50,020,159
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	24,995,573
80,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	80,000,000
181,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/18/2022 - 3/21/2022	181,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
236,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	236,000,000
194,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	194,000,000
175,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	174,614,175
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,645,000,000)	1,644,424,830
		TIME DEPOSITS— 10.5%
		Finance - Banking— 10.5%
580,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/3/2022	580,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.070%, 2/1/2022	500,000,000
145,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	145,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,225,000,000)	1,225,000,000
	[2]	NOTES - VARIABLE— 8.2%
		Finance - Banking— 5.5%
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 2/3/2022	28,500,000
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.120%, 2/2/2022	4,025,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.090%, 2/2/2022	31,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.080%, 2/2/2022	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 2/3/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 2/3/2022	7,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	$ 7,595,000
12,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	12,865,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.070%, 2/2/2022	14,500,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2022	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.210%, 2/3/2022	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.170%, 2/3/2022	3,775,000
152,500,000		Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	152,446,468
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	18,965,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 2/3/2022	20,000,000
68,236,712		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	68,236,712
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
12,000,000		Taxable Tender Option Bond Trust 2021-MIZ9074TX, (Series 2021-MIZ-9074TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	12,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	4,680,000
3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	3,000,000
21,100,000		Taxable Tender Option Bond Trust 2021-MIZ9081TX, (Series 2021-MIZ9081TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,100,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 13,200,000		Taxable Tender Option Bond Trust 2021-MIZ9082TX, (Series 2021-MIZ9082TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 13,200,000
5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	5,935,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	3,600,000
6,085,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.190%, 2/3/2022	6,085,000
		TOTAL	649,873,180
		Government Agency— 2.7%
5,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,285,000
42,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,830,000
29,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	29,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,705,000
5,485,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 2/3/2022	5,485,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/2/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 2/3/2022	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	9,080,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	$ 5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	5,975,000
		TOTAL	311,375,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $961,301,713)	961,248,180
		MUNICIPAL BOND— 0.5%
		Municipal— 0.5%
55,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022 (IDENTIFIED COST $55,500,000)	55,504,007
		U.S. TREASURY— 0.4%
		U.S. Treasury Notes— 0.4%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022 (IDENTIFIED COST $50,005,030)	50,048,738
		OTHER REPURCHASE AGREEMENTS— 22.3%
		Finance - Banking— 22.3%
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,130,000		BNP Paribas SA, 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	100,130,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$100,000,000
BofA Securities, Inc. 0.69%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,172,500 on 5/3/2022, in which
American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $102,056,696 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	BofA Securities, Inc. 0.69%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,431,250 on 5/3/2022, in which American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $255,141,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
95,000,000	BofA Securities, Inc. 0.10%, dated 1/31/2022, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,000,264 on 2/1/2022, in which commercial paper with a market value of $96,900,270 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
165,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, treasury bills, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, treasury notes, and sovereign debt with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
165,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, and sovereign debt with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
105,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
60,000,000	HSBC Securities (USA), Inc., 0.27%, dated 1/31/2022, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,000,600 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt with a market value of $81,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
49,140,000	ING Financial Markets LLC, 0.14%, dated 1/31/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,194 on 2/1/2022, in which corporate bonds and medium-term notes with a market value of $51,000,376 have been received as collateral and held with BNY Mellon as tri-party agent.	49,140,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 61,500,000
J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with market value of $255,000,000 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 61,500,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.17%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,472 on 2/1/2022, in which municipal bonds and asset-backed securities with a market value of $102,000,482 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
303,095,000	MUFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	303,095,000
185,000,000	Pershing LLC., 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
303,130,000	Societe Generale, Paris 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	303,130,000
125,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, treasury bonds, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
47,130,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,444 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	47,130,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a
$70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,126,331 on 4/26/2022, with a market value of $71,407,348 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 70,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022, in which exchange-traded funds with a market value of $153,070,172 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,609,125,000)	2,609,125,000
	REPURCHASE AGREEMENTS— 5.2%
	Finance - Banking— 5.2%
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215.	500,000,000
103,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	103,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $603,000,000)	603,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,711,828,030)[3]	11,709,443,968
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(20,500,137)
	TOTAL NET ASSETS—100%	$11,688,943,831

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0003)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	(0.0001)	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	—	(0.0008)
Total Distributions	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0002	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	(0.01)%	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.03%[4]	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/ reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,659,457	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,212,125,000
Investment in securities	8,497,318,968
Investment in securities, at value (identified cost $11,711,828,030)	11,709,443,968
Income receivable	1,929,991
Receivable for shares sold	300
Total Assets	11,711,374,259
Liabilities:
Payable for investments purchased	9,000,000
Bank overdraft	12,587,083
Income distribution payable	435,463
Payable to adviser (Note 5)	21,492
Payable for administrative fee (Note 5)	25,043
Accrued expenses (Note 5)	361,347
Total Liabilities	22,430,428
Net assets for 11,686,723,926 shares outstanding	$11,688,943,831
Net Assets Consist of:
Paid-in capital	$11,692,732,645
Total distributable earnings (loss)	(3,788,814)
Total Net Assets	$11,688,943,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,659,457,037 ÷ 11,657,242,876 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$29,486,694 ÷ 29,480,950 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0005*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$12,381,845
Expenses:
Investment adviser fee (Note 5)	13,371,382
Administrative fee (Note 5)	5,227,961
Custodian fees	243,560
Transfer agent fees	90,097
Directors’/Trustees’ fees (Note 5)	40,549
Auditing fees	12,449
Legal fees	4,537
Portfolio accounting fees	135,632
Other service fees (Notes 2 and 5)	25,572
Share registration costs	32,208
Printing and postage	10,057
Miscellaneous (Note 5)	61,625
TOTAL EXPENSES	19,255,629
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(8,873,921)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(22,758)
TOTAL WAIVERS AND REIMBURSEMENT	(8,896,679)
Net expenses	10,358,950
Net investment income	2,022,895
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,055
Net change in unrealized appreciation of investments	(3,513,001)
Net realized and unrealized gain (loss) on investments	(3,510,946)
Change in net assets resulting from operations	$(1,488,051)
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,022,895	$17,271,664
Net realized gain (loss)	2,055	113,108
Net change in unrealized appreciation/depreciation	(3,513,001)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,488,051)	11,253,315
Distributions to Shareholders:
Institutional Shares	(1,990,591)	(17,245,644)
Service Shares	(1,237)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,991,876)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	7,207,211,309	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	290,001	3,142,765
Cost of shares redeemed	(10,850,647,601)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,643,146,291)	(8,377,159,777)
Change in net assets	(3,646,626,218)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$11,688,943,831	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $8,896,679 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$25,332	$(2,332)	$(20,227)
Capital Shares	240	(112)	(87)
TOTAL	$25,572	$(2,444)	$(20,314)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,980,641,235	$6,983,016,757	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	289,028	289,112	3,128,894	3,130,517
Shares redeemed	(10,615,300,226)	(10,619,030,786)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,634,369,963)	$(3,635,724,917)	(8,303,214,883)	$(8,306,750,957)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,115,890	$224,194,552	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	850	851	4,099	4,101
Shares redeemed	(227,033,209)	(227,116,248)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,916,469)	$(2,920,845)	(51,365,822)	$(51,388,021)
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,641,784,784)	$(3,643,146,291)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $11,711,828,030. The net unrealized depreciation of investments for federal tax purposes was $2,384,062. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,774 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,500,836.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $8,873,921 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $2,444 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$999.90	$0.76[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$0.77[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Semi-Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | PVOXX

Federated Hermes Institutional Prime Value Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Commercial Paper	38.8%
Other Repurchase Agreements and Repurchase Agreements	27.9%
Bank Instruments	24.4%
Variable Rate Instruments	8.1%
Municipal Bonds	0.5%
U.S. Treasury and Agency Securities	0.4%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
January 31, 2022 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY— 99.3%
8,591,738,875	Federated Hermes Institutional Prime Obligations Fund, Institutional Shares, 0.06%[1] (IDENTIFIED COST $8,598,061,344)	$8,593,457,222
	OTHER REPURCHASE AGREEMENTS— 0.6%
	Finance - Banking— 0.6%
$ 50,000,000	BMO Capital Markets Corp., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which asset-backed securities corporate bonds, medium-term notes and Sovereign with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $50,000,000)	50,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $8,648,061,344)[2]	8,643,457,222
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	4,928,215
	TOTAL NET ASSETS—100%	$8,648,385,437
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Federated Hermes Institutional Prime Obligations Fund, Institutional Shares
Value as of 7/31/2021	$12,792,147,546
Purchases at Cost	$4,045,422,301
Proceeds from Sales	$(8,240,904,799)
Change in Unrealized Appreciation/Depreciation	$(2,577,522)
Net Realized Gain/(Loss)	$(630,304)
Value as of 1/31/2022	$8,593,457,222
Shares Held as of 1/31/2022	8,591,738,875
Dividend Income	$1,583,386
The Fund invests in Federated Hermes Institutional Prime Obligations Fund (POF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the
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2

Fund as capital gains received. At January 31, 2022, POF represents 99.3% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund’s financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$8,593,457,222	$—	$—	$8,593,457,222
Repurchase Agreement	—	50,000,000	—	50,000,000
TOTAL SECURITIES	$8,593,457,222	$50,000,000	$—	$8,643,457,222
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0075
Net realized and unrealized gain (loss)	(0.0004)	(0.0002)	0.0003	0.0001	(0.0000)[1]	0.0002
Total From Investment Operations	(0.0002)	0.0006	0.0139	0.0240	0.0156	0.0077
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Distributions from net realized gain	(0.0001)	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]
Total Distributions	(0.0003)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0075)
Net Asset Value, End of Period	$0.9999	$1.0004	$1.0006	$1.0003	$1.0002	$1.0002
Total Return[2]	(0.02)%	0.06%	1.39%	2.43%	1.57%	0.78%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4,5]	—%	0.00%[5]	—%	0.00%[5]	0.20%
Net investment income	0.03%[4]	0.08%	1.36%	2.41%	1.59%	0.77%
Expense waiver/ reimbursement[6]	0.29%[4]	0.29%	0.29%	0.29%	0.29%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,150,150	$12,120,572	$15,937,441	$13,599,422	$6,992,551	$4,454,446

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
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The financial highlights of the Service Shares and Capital Shares are presented separately.
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Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $8,593,457,222 of investment in affiliated holdings* (identified cost $8,648,061,344)	$8,643,457,222
Cash	438,939
Income receivable	399,332
Receivable for shares sold	10,367,598
Total Assets	8,654,663,091
Liabilities:
Payable for shares redeemed	5,700,242
Income distribution payable	263,883
Payable for investment adviser fee (Note 5)	43,661
Payable for administrative fee (Note 5)	18,519
Payable for Directors’/Trustees’ fees (Note 5)	217
Payable for other service fees (Notes 2 and 5)	7,457
Accrued expenses (Note 5)	243,675
Total Liabilities	6,277,654
Net assets for 8,649,084,471 shares outstanding	$8,648,385,437
Net Assets Consist of:
Paid-in capital	$8,653,788,405
Total distributable earnings (loss)	(5,402,968)
Total Net Assets	$8,648,385,437
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$8,150,149,851 ÷ 8,150,808,606 shares outstanding, no par value, unlimited shares authorized	$0.9999
Service Shares:
$476,203,439 ÷ 476,241,350 shares outstanding, no par value, unlimited shares authorized	$0.9999
Capital Shares:
$22,032,147 ÷ 22,034,515 shares outstanding, no par value, unlimited shares authorized	$0.9999

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$1,583,386
Interest	52,286
TOTAL INCOME	1,635,672
Expenses:
Investment adviser fee (Note 5)	10,876,873
Administrative fee (Note 5)	4,251,840
Custodian fees	154,429
Transfer agent fees	75,400
Directors’/Trustees’ fees (Note 5)	32,735
Auditing fees	12,448
Legal fees	4,760
Portfolio accounting fees	110,550
Other service fees (Notes 2 and 5)	741,275
Share registration costs	51,299
Printing and postage	19,689
Miscellaneous (Note 5)	60,646
TOTAL EXPENSES	16,391,944
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(10,876,873)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(5,453,826)
TOTAL WAIVERS AND REIMBURSEMENTS	(16,330,699)
Net expenses	61,245
Net investment income	1,574,427
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*	(630,304)
Net change in unrealized depreciation of investments in an affiliated holding*	(2,577,522)
Net realized and unrealized gain (loss) on investments	(3,207,826)
Change in net assets resulting from operations	$(1,633,399)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,574,427	$11,908,591
Net realized gain (loss)	(630,304)	2,616,301
Net change in unrealized appreciation/depreciation	(2,577,522)	(6,530,073)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,633,399)	7,994,819
Distributions to Shareholders:
Institutional Shares	(2,774,903)	(13,019,895)
Service Shares	(101,520)	(193,751)
Capital Shares	(3,955)	(6,051)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,880,378)	(13,219,697)
Share Transactions:
Proceeds from sale of shares	17,542,128,173	49,680,032,925
Net asset value of shares issued to shareholders in payment of distributions declared	922,389	4,229,653
Cost of shares redeemed	(21,733,600,579)	(54,479,989,537)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,190,550,017)	(4,795,726,959)
Change in net assets	(4,195,063,794)	(4,800,951,837)
Net Assets:
Beginning of period	12,843,449,231	17,644,401,068
End of period	$8,648,385,437	$12,843,449,231
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $16,330,699 is disclosed in various locations in Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$730,674	$(1,774)	$(669,977)
Capital Shares	10,601	(55)	(8,223)
TOTAL	$741,275	$(1,829)	$(678,200)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,493,180,692	$17,496,218,193	48,981,048,371	$48,998,521,164
Shares issued to shareholders in payment of distributions declared	817,897	817,941	4,030,582	4,032,084
Shares redeemed	(21,459,448,551)	(21,463,200,799)	(52,796,548,875)	(52,814,602,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,965,449,962)	$(3,966,164,665)	(3,811,469,922)	$(3,812,049,054)
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13

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	43,307,781	$43,314,097	664,745,362	$664,998,659
Shares issued to shareholders in payment of distributions declared	100,516	100,521	192,418	192,481
Shares redeemed	(268,880,979)	(268,919,814)	(1,650,094,556)	(1,650,722,974)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(225,472,682)	$(225,505,196)	(985,156,776)	$(985,531,834)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,595,517	$2,595,883	16,507,178	$16,513,102
Shares issued to shareholders in payment of distributions declared	3,927	3,927	5,086	5,088
Shares redeemed	(1,479,678)	(1,479,966)	(14,659,841)	(14,664,261)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,119,766	$1,119,844	1,852,423	$1,853,929
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,189,802,878)	$(4,190,550,017)	(4,794,774,275)	$(4,795,726,959)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $8,648,061,344. The net unrealized depreciation of investments for federal tax purposes was $4,604,122. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $4,604,122.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee with respect to the Underlying Fund’s average daily net assets. To avoid charging duplicative fees, the Adviser has agreed to waive and/or reimburse its fee with respect to the Fund’s net assets invested in the Underlying Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived and/or reimbursed all of its fee.
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14

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily reimbursed $4,773,797 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $1,829 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund’s share of the fees and expenses of the Underlying Fund paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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15

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$999.80	$—[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$—[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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19

Federated Hermes Institutional Prime Obligations Fund
Financial INFORMATION
Federated Hermes Institutional Prime Value Obligations Fund invests primarily in Federated Hermes Institutional Prime Obligations Fund. Therefore, the Federated Hermes Institutional Prime Obligations Fund’s financial information is included on pages 21 through 46.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
20

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	39.0%
Other Repurchase Agreements and Repurchase Agreements	27.5%
Bank Instruments	24.6%
Variable Rate Instruments	8.2%
Municipal Bond	0.5%
U.S. Treasury Securities	0.4%
Other Assets and Liabilities—Net[2]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[2]	51.1%
8-30 Days	13.1%
31-90 Days	22.7%
91-180 Days	7.6%
181 Days or more	5.7%
Other Assets and Liabilities—Net[3]	(0.2)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Overnight securities comprised 26.9% of the Fund’s portfolio.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COMMERCIAL PAPER— 39.0%
		Finance - Banking— 21.2%
$225,000,000		Bank of Nova Scotia, Toronto, 0.200% - 0.300%, 6/3/2022 - 9/29/2022	$ 224,133,576
115,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 0.200% - 0.371%, 4/27/2022 - 7/5/2022	114,869,992
75,000,000		BPCE SA, 0.145%, 3/10/2022	74,988,823
64,000,000		Canadian Imperial Bank of Commerce, 0.503%, 12/1/2022	63,521,707
50,000,000		Canadian Imperial Holdings, Inc., 0.351%, 11/8/2022	49,671,776
80,000,000		Commonwealth Bank of Australia, 0.160%, 4/7/2022	79,978,880
20,000,000		DNB Bank ASA, 0.100%, 2/8/2022	19,999,611
50,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.065%, 2/1/2022	50,000,000
85,000,000		Gotham Funding Corp., (MUFG Bank Ltd. LIQ), 0.160%, 2/10/2022	84,996,600
191,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 0.200% - 0.270%, 2/24/2022 - 4/4/2022	190,943,051
607,000,000		Nationwide Building Society, 0.100% - 0.105%, 2/14/2022 - 2/22/2022	606,971,753
70,000,000		Royal Bank of Canada, 0.210% - 0.241%, 4/14/2022 - 7/7/2022	69,908,184
120,000,000		Royal Bank of Canada, 0.251% - 0.341%, 10/14/2022 - 11/1/2022	119,313,684
80,000,000		Royal Bank of Canada, New York Branch, 0.371% - 0.402%, 11/9/2022 - 11/15/2022	79,486,541
80,250,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.205%, 3/2/2022 - 3/3/2022	80,236,777
440,000,000		Toronto Dominion Bank, 0.200% - 0.251%, 4/20/2022 - 7/7/2022	439,661,156
130,000,000		Westpac Banking Corp. Ltd., Sydney, 0.231% - 0.241%, 3/11/2022 - 3/24/2022	129,958,717
		TOTAL	2,478,640,828
		Finance - Commercial— 5.3%
147,500,000		Atlantic Asset Securitization LLC, 0.120% - 0.160%, 2/16/2022 - 3/10/2022	147,483,403
95,787,000		Bennington Stark Capital Co., LLC, (Societe Generale, Paris LIQ), 0.150%, 3/4/2022	95,774,627
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.150%, 3/8/2022	80,000,000
20,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.160%, 4/6/2022	20,000,000
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 0.210%, 5/23/2022	140,000,000
139,724,000		Ridgefield Funding Company, LLC Series A, 0.150% - 0.270%, 2/4/2022 - 4/4/2022	139,681,604
		TOTAL	622,939,634
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
22

Principal Amount			Value
	[1]	COMMERCIAL PAPER— continued
		Finance - Retail— 3.6%
$ 20,000,000		CAFCO, LLC, 0.451%, 6/10/2022	$ 19,975,950
75,000,000		Chariot Funding LLC, 0.120%, 2/10/2022	74,997,750
25,000,000		Fairway Finance Co. LLC, 0.150%, 3/2/2022	24,996,979
25,000,000		Old Line Funding, LLC, 0.160%, 2/3/2022	24,999,778
50,000,000		Old Line Funding, LLC, 0.160%, 4/7/2022	49,979,284
13,000,000		Old Line Funding, LLC, 0.280%, 6/27/2022	13,003,926
122,000,000		Sheffield Receivables Co., LLC, 0.160% - 0.240%, 2/7/2022 - 3/18/2022	121,976,208
17,500,000		Starbird Funding Corp., 0.260%, 4/1/2022	17,492,543
50,000,000		Thunder Bay Funding, LLC, 0.160%, 3/14/2022	49,990,889
25,000,000		Thunder Bay Funding, LLC, 0.290%, 4/27/2022	24,983,935
		TOTAL	422,397,242
		Finance - Securities— 6.8%
40,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.200%, 5/18/2022	40,000,000
8,000,000		Anglesea Funding LLC, (Bank of Nova Scotia, Toronto COL)/(Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 0.220%, 7/8/2022	8,000,000
250,000,000		Anglesea Funding LLC, 0.160% - 0.200%, 2/1/2022 - 3/18/2022	249,985,097
45,000,000		Collateralized Commercial Paper FLEX Co., LLC, 0.160% - 0.160%, 2/2/2022 - 3/1/2022	44,997,400
415,000,000		Collateralized Commercial Paper V Co. LLC, 0.170% - 0.361%, 3/2/2022 - 7/8/2022	414,661,665
33,000,000		Great Bear Funding LLC, (Bank of Nova Scotia, Toronto COL), 0.110%, 2/11/2022	32,998,992
		TOTAL	790,643,154
		Insurance— 0.9%
110,000,000		MetLife Short Term Funding LLC, 0.140% - 0.140%, 3/15/2022 - 3/16/2022	109,981,800
		Sovereign— 1.2%
41,500,000		Erste Abwicklungsanstalt, 0.110%, 2/17/2022	41,497,971
20,000,000		Export Development Canada, (Canada, Government of SUB), 0.090%, 3/7/2022	19,998,300
75,000,000		Nederlandse Waterschapsbank NV, 0.110% - 0.115%, 2/11/2022 - 3/4/2022	74,994,284
		TOTAL	136,490,555
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $4,562,896,287)	4,561,093,213
		CERTIFICATES OF DEPOSIT— 14.1%
		Finance - Banking— 14.1%
104,000,000	[2]	Bank of Montreal, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	103,962,065
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
23

Principal Amount			Value
		CERTIFICATES OF DEPOSIT— continued
		Finance - Banking— continued
$400,000,000		Bank of Montreal, 0.210% - 0.240%, 3/3/2022 - 7/26/2022	$ 399,879,268
100,000,000	[2]	Bank of Nova Scotia, Toronto, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	99,961,084
50,000,000	[2]	Bank of Nova Scotia, Toronto, 0.300% (Secured Overnight Financing Rate +0.250%), 2/1/2022	49,992,506
50,000,000	[2]	Canadian Imperial Bank of Commerce, 0.250% (Secured Overnight Financing Rate +0.200%), 2/1/2022	50,020,159
25,000,000	[2]	Canadian Imperial Bank of Commerce, 0.260% (Secured Overnight Financing Rate +0.210%), 2/1/2022	24,995,573
80,000,000		Mizuho Bank Ltd., 0.250%, 3/22/2022 - 3/23/2022	80,000,000
181,000,000		MUFG Bank Ltd., 0.170% - 0.180%, 2/18/2022 - 3/21/2022	181,000,000
50,000,000		Royal Bank of Canada, 0.210%, 3/9/2022	50,000,000
236,000,000		Sumitomo Mitsui Banking Corp., 0.200% - 0.250%, 2/28/2022 - 3/28/2022	236,000,000
194,000,000		Sumitomo Mitsui Trust Bank Ltd., 0.150% - 0.220%, 2/2/2022 - 3/14/2022	194,000,000
175,000,000		Toronto Dominion Bank, 0.220% - 0.320%, 4/1/2022 - 11/23/2022	174,614,175
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $1,645,000,000)	1,644,424,830
		TIME DEPOSITS— 10.5%
		Finance - Banking— 10.5%
580,000,000		ABN Amro Bank NV, 0.080%, 2/1/2022 - 2/3/2022	580,000,000
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.070%, 2/1/2022	500,000,000
145,000,000		Mizuho Bank Ltd., 0.070%, 2/1/2022	145,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $1,225,000,000)	1,225,000,000
	[2]	NOTES - VARIABLE— 8.2%
		Finance - Banking— 5.5%
28,500,000		Calhoun County, TX Navigation District Environmental Facilities (Formosa Plastic Corp.), (Series 2006) Weekly VRDNs, (Bank of America N.A. LOC), 0.080%, 2/3/2022	28,500,000
4,025,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.120%, 2/2/2022	4,025,000
31,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 C-2) Weekly VRDNs, (State Street Bank and Trust Co. LOC), 0.090%, 2/2/2022	31,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.080%, 2/2/2022	16,700,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.120%, 2/3/2022	3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.120%, 2/3/2022	7,000,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
24

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	$ 7,595,000
12,865,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	12,865,000
14,500,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.070%, 2/2/2022	14,500,000
15,365,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	15,365,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 0.120%, 2/3/2022	9,000,000
34,000,000		Nuveen Floating Rate Income Fund, (Series A), (Sumitomo Mitsui Banking Corp. LOC), 0.210%, 2/3/2022	34,000,000
3,775,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.170%, 2/3/2022	3,775,000
152,500,000		Royal Bank of Canada, New York Branch, 0.200% (Secured Overnight Financing Rate +0.150%), 2/1/2022	152,446,468
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.100%, 2/3/2022	18,965,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 0.120%, 2/3/2022	20,000,000
68,236,712		Taxable Tender Option Bond Trust 2021-MIZ9060TX, (Series 2021-MIZ9060TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.340%, 2/1/2022	68,236,712
30,000,000		Taxable Tender Option Bond Trust 2021-MIZ9070TX, (Series 2021-MIZ9070TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	30,000,000
25,000,000		Taxable Tender Option Bond Trust 2021-MIZ9071TX, (Series 2021-MIZ9071TX) VRDNs, (GTD by Mizuho Bank Ltd.)/(Mizuho Bank Ltd. LIQ), 0.490%, 2/1/2022	25,000,000
12,000,000		Taxable Tender Option Bond Trust 2021-MIZ9074TX, (Series 2021-MIZ-9074TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	12,000,000
10,000,000		Taxable Tender Option Bond Trust 2021-MIZ9075TX, (Series MIZ-9075TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	10,000,000
4,680,000		Taxable Tender Option Bond Trust 2021-MIZ9077TX, (Series 2021-MIZ9077TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	4,680,000
3,000,000		Taxable Tender Option Bond Trust 2021-MIZ9078TX, (Series 2021-MIZ9078TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	3,000,000
21,100,000		Taxable Tender Option Bond Trust 2021-MIZ9081TX, (Series 2021-MIZ9081TX) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.180%, 2/3/2022	21,100,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
25

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Finance - Banking— continued
$ 13,200,000		Taxable Tender Option Bond Trust 2021-MIZ9082TX, (Series 2021-MIZ9082TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	$ 13,200,000
5,935,000		Taxable Tender Option Bond Trust 2021-MIZ9083TX, (Series 2021-MIZ9083TX) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 0.340%, 2/1/2022	5,935,000
68,300,000		Triborough Bridge & Tunnel Authority, NY, (Taxable Series E) Weekly VRDNs, (Bank of America N.A. LOC), 0.100%, 2/3/2022	68,300,000
3,600,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.100%, 2/2/2022	3,600,000
6,085,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.190%, 2/3/2022	6,085,000
		TOTAL	649,873,180
		Government Agency— 2.7%
5,285,000		1320 W Jefferson LLC, (FHLB of San Francisco LOC), 0.120%, 2/2/2022	5,285,000
42,450,000		Archer 1 LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	42,450,000
9,015,000		Austen Children’s Gift Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	9,015,000
6,830,000		Baker Life Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,830,000
29,850,000		BWF Forge TL Properties Owner LLC, (FHLB of Des Moines LOC)/(FHLB of San Francisco LOC), 0.120%, 2/3/2022	29,850,000
5,705,000		Catania Family Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,705,000
5,485,000		Herman & Kittle Capital, LLC, Canterbury House Apartments- Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 0.120%, 2/3/2022	5,485,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	16,000,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	4,270,000
11,570,000		Joseph L. Goggins Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	11,570,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/2/2022	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	17,030,000
22,610,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 0.120%, 2/3/2022	22,610,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	19,640,000
9,080,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 0.120%, 2/3/2022	9,080,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE— continued
		Government Agency— continued
$ 5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	$ 5,010,000
6,980,000		RK Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	6,980,000
6,255,000		Sibley Family Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,255,000
6,610,000		The CLC Irrevocable Insurance Trust, (FHLB of Des Moines LOC), 0.120%, 2/3/2022	6,610,000
5,120,000		The Eugene Kim Irrevocable Life Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,120,000
22,830,000		The Gregory P. Berry Trust, (FHLB of Des Moines LOC), 0.120%, 2/2/2022	22,830,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 0.120%, 2/3/2022	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 0.110%, 2/3/2022	5,975,000
		TOTAL	311,375,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $961,301,713)	961,248,180
		MUNICIPAL BOND— 0.5%
		Municipal— 0.5%
55,500,000		Metropolitan Transportation Authority, NY (Fully Appropriated COVID Operating Grants-Federally Taxable), (Series A) GANs, 0.777%, 11/15/2022 (IDENTIFIED COST $55,500,000)	55,504,007
		U.S. TREASURY— 0.4%
		U.S. Treasury Notes— 0.4%
50,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022 (IDENTIFIED COST $50,005,030)	50,048,738
		OTHER REPURCHASE AGREEMENTS— 22.3%
		Finance - Banking— 22.3%
100,000,000		BMO Capital Markets Corp., 0.25%, dated 2/8/2021, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,255,411 on 7/12/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign with a market value of $204,258,377 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
100,130,000		BNP Paribas SA, 0.15%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,000,625 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and Sovereign with a market value of $153,048,760 have been received as collateral and held with BNY Mellon as tri-party agent.	100,130,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
27

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$100,000,000
BofA Securities, Inc. 0.69%, dated 9/4/2020, interest in a
$100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,172,500 on 5/3/2022, in which
American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $102,056,696 have been received as collateral and held with BNY Mellon as tri-party agent.
		$ 100,000,000
250,000,000	BofA Securities, Inc. 0.69%, dated 9/9/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,431,250 on 5/3/2022, in which American depositary receipts, convertible bonds, exchange-traded funds and Sovereign with a market value of $255,141,738 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
95,000,000	BofA Securities, Inc. 0.10%, dated 1/31/2022, interest in a $95,000,000 collateralized loan agreement will repurchase securities provided as collateral for $95,000,264 on 2/1/2022, in which commercial paper with a market value of $96,900,270 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
165,000,000	Credit Agricole S.A., 0.13%, dated 12/20/2021, interest in a $535,000,000 collateralized loan agreement will repurchase securities provided as collateral for $535,013,524 on 2/9/2022, in which asset-backed securities, treasury bills, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, treasury notes, and sovereign debt with a market value of $545,746,058 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
165,000,000	Credit Agricole S.A., 0.22%, dated 1/12/2022, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,012,833 on 2/9/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, commercial paper, medium-term notes, and sovereign debt with a market value of $306,001,870 have been received as collateral and held with BNY Mellon as tri-party agent.	165,000,000
105,000,000	HSBC Securities (USA), Inc., 0.17%, dated 1/31/2022, interest in a $155,000,000 collateralized loan agreement will repurchase securities provided as collateral for $155,000,732 on 2/1/2022, in which corporate bonds, medium-term notes and Sovereign debt with a market value of $158,100,224 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
60,000,000	HSBC Securities (USA), Inc., 0.27%, dated 1/31/2022, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,000,600 on 2/1/2022, in which asset-backed securities, corporate bonds, medium-term notes and Sovereign debt with a market value of $81,600,001 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
49,140,000	ING Financial Markets LLC, 0.14%, dated 1/31/2022, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,000,194 on 2/1/2022, in which corporate bonds and medium-term notes with a market value of $51,000,376 have been received as collateral and held with BNY Mellon as tri-party agent.	49,140,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
28

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 61,500,000
J.P. Morgan Securities LLC, 0.32%, dated 1/12/2022, interest in a
$250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,073,333 on 2/14/2022, in which corporate bonds with market value of $255,000,000 have been
received as collateral and held with BNY Mellon as tri-party agent.
		$ 61,500,000
75,000,000	Mizuho Securities USA, Inc., 0.27%, dated 1/31/2022, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,001,125 on 2/1/2022, in which common stocks with a market value of $153,004,640 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
100,000,000	Mizuho Securities USA, Inc., 0.17%, dated 1/31/2022, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,000,472 on 2/1/2022, in which municipal bonds and asset-backed securities with a market value of $102,000,482 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
303,095,000	MUFG Securities Americas, Inc., 0.22%, dated 1/31/2022, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,003,361 on 2/1/2022, in which American depositary receipts, common stocks, convertible bonds, exchange-traded funds and unit investment trust with a market value of $561,013,715 have been received as collateral and held with BNY Mellon as tri-party agent.	303,095,000
185,000,000	Pershing LLC., 0.32%, dated 12/22/2021, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,024,889 on 2/9/2022, in which asset-backed securities, corporate bonds, common stocks, commercial paper, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,004,304 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
303,130,000	Societe Generale, Paris 0.22%, dated 1/31/2022, interest in a $650,000,000 collateralized loan agreement will repurchase securities provided as collateral for $650,003,972 on 2/1/2022, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $663,016,207 have been received as collateral and held with BNY Mellon as tri-party agent.	303,130,000
125,000,000	Societe Generale, Paris, 0.13%, dated 1/31/2022, interest in a $350,000,000 collateralized loan agreement will repurchase securities provided as collateral for $350,001,264 on 2/1/2022, in which asset-backed securities, treasury bonds, corporate bonds, collateralized mortgage obligations, medium-term notes and sovereign debt with a market value of $357,005,217 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
47,130,000	Standard Chartered Bank, 0.16%, dated 1/31/2022, interest in a $100,000,444 collateralized loan agreement will repurchase securities provided as collateral for $100,000,444 on 2/1/2022, in which treasury bonds with a market value of $102,000,551 have been received as collateral and held with BNY Mellon as tri-party agent.	47,130,000
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS— continued
	Finance - Banking— continued
$ 70,000,000
Wells Fargo Securities LLC, 0.73%, dated 1/27/2022, interest in a
$70,000,000 collateralized loan agreement will repurchase securities provided as collateral for $70,126,331 on 4/26/2022, with a market value of $71,407,348 have been received as collateral and held with
BNY Mellon as tri-party agent.
		$ 70,000,000
150,000,000	Wells Fargo Securities LLC, 0.66%, dated 5/20/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,074,250 on 2/3/2022, in which exchange-traded funds with a market value of $153,070,172 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,609,125,000)	2,609,125,000
	REPURCHASE AGREEMENTS— 5.2%
	Finance - Banking— 5.2%
500,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,650,002,521 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/16/2063 and the market value of those underlying securities was $1,690,202,215.	500,000,000
103,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/1/2051 and the market value of those underlying securities was $3,060,315,432.	103,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $603,000,000)	603,000,000
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $11,711,828,030)[3]	11,709,443,968
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(20,500,137)
	TOTAL NET ASSETS—100%	$11,688,943,831

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
30

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GANs	—Grant Anticipation Notes
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MHF	—Maryland Housing Fund
PLC	—Public Limited Company
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
31

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003	$1.0000
Income From Investment Operations:
Net investment income (loss)	0.0002	0.0008	0.0136	0.0239	0.0156	0.0063
Net realized and unrealized gain (loss)	(0.0003)	(0.0002)	0.0003	0.0001	0.0000[1]	0.0011
Total From Investment Operations	(0.0001)	0.0006	0.0139	0.0240	0.0156	0.0074
Less Distributions:
Distributions from net investment income	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0063)
Distributions from net realized gain	—	—	—	—	—	(0.0008)
Total Distributions	(0.0002)	(0.0008)	(0.0136)	(0.0239)	(0.0156)	(0.0071)
Net Asset Value, End of Period	$1.0002	$1.0005	$1.0007	$1.0004	$1.0003	$1.0003
Total Return[2]	(0.01)%	0.05%	1.39%	2.43%	1.57%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.15%[4]	0.15%	0.15%	0.15%	0.17%	0.20%
Net investment income	0.03%[4]	0.08%	1.37%	2.41%	1.62%	0.40%
Expense waiver/ reimbursement[5]	0.13%[4]	0.13%	0.13%	0.13%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,659,457	$15,298,656	$23,611,390	$21,146,776	$10,941,508	$787,309

1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Service Shares and Capital Shares are presented separately.
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
32

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements and other repurchase agreements	$3,212,125,000
Investment in securities	8,497,318,968
Investment in securities, at value (identified cost $11,711,828,030)	11,709,443,968
Income receivable	1,929,991
Receivable for shares sold	300
Total Assets	11,711,374,259
Liabilities:
Payable for investments purchased	9,000,000
Bank overdraft	12,587,083
Income distribution payable	435,463
Payable to adviser (Note 5)	21,492
Payable for administrative fee (Note 5)	25,043
Accrued expenses (Note 5)	361,347
Total Liabilities	22,430,428
Net assets for 11,686,723,926 shares outstanding	$11,688,943,831
Net Assets Consist of:
Paid-in capital	$11,692,732,645
Total distributable earnings (loss)	(3,788,814)
Total Net Assets	$11,688,943,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$11,659,457,037 ÷ 11,657,242,876 shares outstanding, no par value, unlimited shares authorized	$1.0002
Service Shares:
$29,486,694 ÷ 29,480,950 shares outstanding, no par value, unlimited shares authorized	$1.0002
Capital Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0005*

*	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
33

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$12,381,845
Expenses:
Investment adviser fee (Note 5)	13,371,382
Administrative fee (Note 5)	5,227,961
Custodian fees	243,560
Transfer agent fees	90,097
Directors’/Trustees’ fees (Note 5)	40,549
Auditing fees	12,449
Legal fees	4,537
Portfolio accounting fees	135,632
Other service fees (Notes 2 and 5)	25,572
Share registration costs	32,208
Printing and postage	10,057
Miscellaneous (Note 5)	61,625
TOTAL EXPENSES	19,255,629
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(8,873,921)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(22,758)
TOTAL WAIVERS AND REIMBURSEMENT	(8,896,679)
Net expenses	10,358,950
Net investment income	2,022,895
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	2,055
Net change in unrealized appreciation of investments	(3,513,001)
Net realized and unrealized gain (loss) on investments	(3,510,946)
Change in net assets resulting from operations	$(1,488,051)
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
34

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,022,895	$17,271,664
Net realized gain (loss)	2,055	113,108
Net change in unrealized appreciation/depreciation	(3,513,001)	(6,131,457)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,488,051)	11,253,315
Distributions to Shareholders:
Institutional Shares	(1,990,591)	(17,245,644)
Service Shares	(1,237)	(4,862)
Capital Shares	(48)	(8,147)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,991,876)	(17,258,653)
Share Transactions:
Proceeds from sale of shares	7,207,211,309	36,831,815,005
Net asset value of shares issued to shareholders in payment of distributions declared	290,001	3,142,765
Cost of shares redeemed	(10,850,647,601)	(45,212,117,547)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,643,146,291)	(8,377,159,777)
Change in net assets	(3,646,626,218)	(8,383,165,115)
Net Assets:
Beginning of period	15,335,570,049	23,718,735,164
End of period	$11,688,943,831	$15,335,570,049
See Notes which are an integral part of the Financial Statements
Federated Hermes Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
35

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations
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indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and
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certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $8,896,679 is disclosed in Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$25,332	$(2,332)	$(20,227)
Capital Shares	240	(112)	(87)
TOTAL	$25,572	$(2,444)	$(20,314)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,980,641,235	$6,983,016,757	36,196,687,324	$36,215,427,054
Shares issued to shareholders in payment of distributions declared	289,028	289,112	3,128,894	3,130,517
Shares redeemed	(10,615,300,226)	(10,619,030,786)	(44,503,031,101)	(44,525,308,528)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,634,369,963)	$(3,635,724,917)	(8,303,214,883)	$(8,306,750,957)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	224,115,890	$224,194,552	320,686,975	$320,849,653
Shares issued to shareholders in payment of distributions declared	850	851	4,099	4,101
Shares redeemed	(227,033,209)	(227,116,248)	(372,056,896)	(372,241,775)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,916,469)	$(2,920,845)	(51,365,822)	$(51,388,021)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	295,358,986	$295,538,298
Shares issued to shareholders in payment of distributions declared	38	38	8,141	8,147
Shares redeemed	(4,498,390)	(4,500,567)	(314,377,023)	(314,567,244)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,498,352)	$(4,500,529)	(19,009,896)	$(19,020,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,641,784,784)	$(3,643,146,291)	(8,373,590,601)	$(8,377,159,777)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $11,711,828,030. The net unrealized depreciation of investments for federal tax purposes was $2,384,062. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $116,774 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,500,836.
As of July 31, 2021, the Fund had a capital loss carryforward of $1,455,235 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,455,235	$—	$1,455,235
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $8,873,921 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2022, FSSC reimbursed $2,444 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of January 31, 2022, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual	$1,000.00	$999.90	$0.76[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	$0.77[2]

1
Expenses are equal to the Fund’s Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Hermes Treasury Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	61.2%
U.S. Treasury Securities	37.5%
Other Assets and Liabilities—Net[2]	1.3%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.6%
8-30 Days	1.9%
31-90 Days	1.8%
91-180 Days	7.6%
181 Days or more	9.8%
Other Assets and Liabilities—Net[2]	1.3%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 37.5%
$ 30,000,000	[1]	United States Treasury Bills, 0.055%, 2/3/2022	$ 29,999,908
290,000,000	[1]	United States Treasury Bills, 0.055%, 2/22/2022	289,990,697
600,000,000	[1]	United States Treasury Bills, 0.055%, 3/1/2022	599,974,333
340,000,000	[1]	United States Treasury Bills, 0.060%, 4/21/2022	339,955,234
210,000,000	[1]	United States Treasury Bills, 0.060%, 4/28/2022	209,969,900
120,000,000	[1]	United States Treasury Bills, 0.065%, 5/5/2022	119,979,850
800,000,000	[1]	United States Treasury Bills, 0.065%, 5/12/2022	799,855,554
230,000,000	[1]	United States Treasury Bills, 0.070%, 3/29/2022	229,974,955
375,000,000	[1]	United States Treasury Bills, 0.075%, 7/14/2022	374,872,657
565,000,000	[1]	United States Treasury Bills, 0.080%, 8/11/2022	564,760,188
95,000,000	[1]	United States Treasury Bills, 0.123%, 10/6/2022	94,920,154
540,000,000	[1]	United States Treasury Bills, 0.160%, 6/23/2022	539,659,199
378,000,000	[1]	United States Treasury Bills, 0.160% - 0.163%, 11/3/2022	377,535,288
650,000,000	[1]	United States Treasury Bills, 0.210%, 6/30/2022	649,435,040
400,000,000	[1]	United States Treasury Bills, 0.220%, 7/7/2022	399,618,667
94,000,000	[1]	United States Treasury Bills, 0.240%, 12/1/2022	93,810,120
190,000,000	[1]	United States Treasury Bills, 0.630%, 1/26/2023	188,806,325
1,216,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	1,216,049,519
1,268,000,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	1,268,054,813
280,000,000	[2]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill -0.015%), 2/1/2022	279,980,802
563,000,000	[2]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill +0.035%), 2/1/2022	562,984,986
636,000,000	[2]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	636,033,889
2,550,000,000	[2]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	2,550,006,738
1,333,200,000	[2]	United States Treasury Floating Rate Notes, 0.304% (91-day T-Bill +0.114%), 2/1/2022	1,333,268,828
247,000,000		United States Treasury Notes, 0.125% - 2.125%, 12/31/2022	249,277,156
325,000,000		United States Treasury Notes, 0.125%, 6/30/2022	325,065,529
265,000,000		United States Treasury Notes, 0.125% - 2.000%, 11/30/2022	267,424,788
542,000,000		United States Treasury Notes, 0.125% - 1.875%, 8/31/2022	545,205,738
590,000,000		United States Treasury Notes, 0.125%, 10/31/2022	590,116,508
494,000,000		United States Treasury Notes, 0.125% - 1.875%, 9/30/2022	496,918,794
267,000,000		United States Treasury Notes, 1.375%, 10/15/2022	269,417,450
360,000,000		United States Treasury Notes, 1.500%, 9/15/2022	363,155,813
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Principal Amount		Value
	U.S. TREASURIES— continued
$ 306,000,000	United States Treasury Notes, 1.625%, 11/15/2022	$ 309,618,565
54,000,000	United States Treasury Notes, 1.750%, 4/30/2022	54,217,470
185,000,000	United States Treasury Notes, 1.750%, 5/15/2022	185,877,030
100,000,000	United States Treasury Notes, 1.750%, 6/15/2022	100,616,186
100,000,000	United States Treasury Notes, 1.875%, 5/31/2022	100,587,903
227,000,000	United States Treasury Notes, 1.875%, 7/31/2022	228,990,629
	TOTAL	17,835,987,203
	REPURCHASE AGREEMENTS— 61.2%
240,000,000	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 1/19/2022 under which Bank of Montreal will repurchase securities provided as collateral for $250,043,750 on 3/23/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $255,009,237.	240,000,000
190,000,000	Interest in $950,000,000 joint repurchase agreement 0.12%, dated 1/18/2022 under which Bank of Montreal will repurchase securities provided as collateral for $950,231,167 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $969,045,224.	190,000,000
250,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,000,382 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $255,000,393.	250,000,000
5,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,007 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $5,100,058.	5,000,000
25,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $25,000,035 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $25,500,056.	25,000,000
600,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which BNP Paribas S.A. will repurchase securities provided as collateral for $600,000,833 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2031 and the market value of those underlying securities was $612,000,868.	600,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 490,000,000
Repurchase agreement 0.05%, dated 1/31/2022 under which BNP
Paribas S.A. will repurchase securities provided as collateral for
$490,000,681 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities
was $499,800,768.
		$ 490,000,000
390,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which BofA Securities, Inc. will repurchase securities provided as collateral for $390,000,542 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $397,800,629.	390,000,000
335,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which BofA Securities, Inc. will repurchase securities provided as collateral for $335,000,465 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2027 and the market value of those underlying securities was $341,700,548.	335,000,000
250,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,382 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $255,000,429.	250,000,000
300,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.06%, dated 1/26/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,068,750 on 2/28/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $1,275,093,265.	300,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,319 on 2/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2027 and the market value of those underlying securities was $510,088,077.	465,000,000
200,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $200,000,306 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $204,000,321.	200,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 100,000,000
Repurchase agreement 0.06%, dated 1/31/2022 under which DNB
Bank ASA will repurchase securities provided as collateral for
$100,000,167 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities
was $102,000,050.
		$ 100,000,000
19,000,000,000	Repurchase agreement 0.05%, dated 1/31/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $19,000,026,389 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $19,000,026,449.	19,000,000,000
1,000,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,001,528 on 2/1/2022. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2030 and the market value of those underlying securities was $1,020,000,073.	1,000,000,000
760,000,000	Interest in $800,000,000 joint repurchase agreement 0.06%, dated 1/27/2022 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $800,008,000 on 2/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $816,000,002.	760,000,000
450,002,412	Repurchase agreement 0.06%, dated 1/31/2022 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,003,162 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $459,443,499.	450,002,412
500,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $500,000,764 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2028 and the market value of those underlying securities was $510,080,280.	500,000,000
100,000,000	Interest in $2,275,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,275,003,476 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $2,320,503,552.	100,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 300,000,000
Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 11/15/2021 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,153,333 on
2/15/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,020,132,615.
		$ 300,000,000
200,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which NatWest Markets Securities, Inc. will repurchase securities provided as collateral for $200,000,306 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2028 and the market value of those underlying securities was $204,000,058.	200,000,000
583,616,875	Repurchase agreement 0.06%, dated 1/31/2022 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $583,617,848 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2051 and the market value of those underlying securities was $595,329,389.	583,616,875
82,961,250	Repurchase agreement 0.06%, dated 1/31/2022 under which Prudential Legacy Insurance Co. will repurchase securities provided as collateral for $82,961,388 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $84,632,871.	82,961,250
1,750,000,000	Repurchase agreement 0.06%, dated 1/31/2022 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,750,002,674 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,785,002,736.	1,750,000,000
500,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $3,060,004,676.	500,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$ 19,087,500
Repurchase agreement 0.06%, dated 1/31/2022 under which
United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $19,087,532 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $19,501,750.
		$ 19,087,500
	TOTAL REPURCHASE AGREEMENTS	29,085,668,037
	TOTAL INVESTMENT IN SECURITIES—98.7% (AT AMORTIZED COST)[3]	46,921,655,240
	OTHER ASSETS AND LIABILITIES - NET—1.3%[4]	639,043,370
	TOTAL NET ASSETS—100%	$47,560,698,610

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.008	0.019	0.010	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.008	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.008)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.84%	1.88%	1.03%	0.17%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%	0.43%	0.48%	0.42%	0.46%
Net investment income	0.01%[5]	0.01%	0.82%	1.87%	1.02%	0.16%
Expense waiver/reimbursement[6]	0.56%[5]	0.52%	0.18%	0.11%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,615,058	$2,390,301	$2,076,883	$2,138,942	$2,059,409	$1,435,990

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.011	0.022	0.013	0.004
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.011	0.022	0.013	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.022)	(0.013)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	1.09%	2.18%	1.25%	0.44%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%	0.19%	0.18%	0.19%	0.20%
Net investment income	0.01%[5]	0.01%	0.99%	2.17%	1.24%	0.43%
Expense waiver/ reimbursement[6]	0.22%[5]	0.17%	0.10%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,641,430	$40,668,867	$49,615,082	$33,350,766	$25,992,845	$24,203,284

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.009	0.019	0.010	0.002
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.009	0.019	0.010	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.009)	(0.019)	(0.010)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.88%	1.93%	1.00%	0.21%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.12%	0.39%	0.43%	0.44%	0.43%
Net investment income	0.01%[5]	0.01%	0.84%	1.92%	0.96%	0.22%
Expense waiver/reimbursement[6]	0.46%[5]	0.41%	0.15%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,254,307	$5,363,707	$5,512,396	$4,672,058	$3,584,885	$5,208,323

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.010	0.021	0.012	0.003
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.010	0.021	0.012	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.010)	(0.021)	(0.012)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.99%	2.08%	1.15%	0.34%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.11%	0.28%	0.28%	0.29%	0.30%
Net investment income	0.01%[5]	0.01%	0.90%	2.07%	1.12%	0.35%
Expense waiver/reimbursement[6]	0.31%[5]	0.27%	0.11%	0.11%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,167,042	$1,859,069	$2,119,651	$1,250,599	$1,114,276	$1,857,588

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[1]	0.000[1]	0.007	0.017	0.008	0.001
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	(0.000)[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.007	0.017	0.008	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.007)	(0.017)	(0.008)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.72%	1.67%	0.75%	0.08%
Ratios to Average Net Assets:
Net expenses[4]	0.07%[5]	0.13%	0.54%	0.68%	0.69%	0.57%
Net investment income	0.01%[5]	0.01%	0.66%	1.67%	0.77%	0.09%
Expense waiver/reimbursement[6]	0.71%[5]	0.65%	0.25%	0.11%	0.10%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$882,861	$754,675	$1,379,716	$860,830	$512,289	$909,570

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements	$29,085,668,037
Investment in securities	17,835,987,203
Investment in securities, at amortized cost and fair value	46,921,655,240
Cash	620,137,924
Income receivable	11,247,107
Receivable for shares sold	25,160,007
Total Assets	47,578,200,278
Liabilities:
Payable for shares redeemed	16,786,574
Income distribution payable	143,492
Payable for investment adviser fee (Note 4)	13,478
Payable for administrative fee (Note 4)	101,879
Payable for distribution services fee (Note 4)	155
Accrued expenses (Note 4)	456,090
Total Liabilities	17,501,668
Net assets for 47,560,518,397 shares outstanding	$47,560,698,610
Net Assets Consist of:
Paid-in capital	$47,560,711,400
Total distributable earnings (loss)	(12,790)
Total Net Assets	$47,560,698,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$2,615,058,310 ÷ 2,615,048,398 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$36,641,429,689 ÷ 36,641,290,828 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,254,307,329 ÷ 5,254,287,418 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,167,042,433 ÷ 2,167,034,249 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$882,860,849 ÷ 882,857,504 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$18,714,484
Expenses:
Investment adviser fee (Note 4)	50,359,830
Administrative fee (Note 4)	19,687,138
Custodian fees	709,218
Transfer agent fees (Note 2)	1,389,546
Directors’/Trustees’ fees (Note 4)	136,340
Auditing fees	12,449
Legal fees	4,780
Portfolio accounting fees	124,769
Distribution services fee (Note 4)	1,036,516
Other service fees (Notes 2 and 4)	11,723,023
Share registration costs	90,368
Printing and postage	79,037
Miscellaneous (Note 4)	137,770
TOTAL EXPENSES	85,490,784
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(50,130,329)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(18,035,062)
TOTAL WAIVERS AND REIMBURSEMENTS	(68,165,391)
Net expenses	17,325,393
Net investment income	1,389,091
Net realized loss on investments	(8,701)
Change in net assets resulting from operations	$1,380,390
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,389,091	$7,054,702
Net realized gain (loss)	(8,701)	73,708
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,380,390	7,128,410
Distributions to Shareholders:
Automated Shares	(76,877)	(209,741)
Institutional Shares	(1,178,865)	(6,197,196)
Service Shares	(154,986)	(484,814)
Capital Shares	(58,653)	(166,570)
Trust Shares	(24,562)	(87,784)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,493,943)	(7,146,105)
Share Transactions:
Proceeds from sale of shares	119,534,864,445	502,424,154,556
Net asset value of shares issued to shareholders in payment of distributions declared	569,912	2,662,531
Cost of shares redeemed	(123,011,240,786)	(512,093,908,564)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,475,806,429)	(9,667,091,477)
Change in net assets	(3,475,919,982)	(9,667,109,172)
Net Assets:
Beginning of period	51,036,618,592	60,703,727,764
End of period	$47,560,698,610	$51,036,618,592
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
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value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $68,165,391 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,253,287	$(1,245,893)
Institutional Shares	113,480	—
Service Shares	14,771	—
Capital Shares	5,641	—
Trust Shares	2,367	—
TOTAL	$1,389,546	$(1,245,893)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,239,039	$(3,239,039)
Service Shares	6,480,031	(6,480,031)
Capital Shares	967,437	(967,437)
Trust Shares	1,036,516	(1,036,516)
TOTAL	$11,723,023	$(11,723,023)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,483,652,708	$1,483,652,708	3,534,186,315	$3,534,187,820
Shares issued to shareholders in payment of distributions declared	75,190	75,190	205,073	205,073
Shares redeemed	(1,258,966,978)	(1,258,966,978)	(3,220,977,585)	(3,220,977,585)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	224,760,920	$224,760,920	313,413,803	$313,415,308
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	103,961,070,304	$103,961,070,304	475,862,853,089	$475,862,876,318
Shares issued to shareholders in payment of distributions declared	416,184	416,184	2,162,558	2,162,558
Shares redeemed	(107,988,828,163)	(107,988,828,163)	(484,811,234,930)	(484,811,234,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,027,341,675)	$(4,027,341,675)	(8,946,219,283)	$(8,946,196,054)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,634,868,253	$10,634,868,253	16,207,570,121	$16,207,573,365
Shares issued to shareholders in payment of distributions declared	41,465	41,465	165,128	165,128
Shares redeemed	(10,744,298,348)	(10,744,298,348)	(16,356,429,399)	(16,356,429,399)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(109,388,630)	$(109,388,630)	(148,694,150)	$(148,690,906)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,612,624,120	$2,612,624,120	4,834,374,253	$4,834,375,459
Shares issued to shareholders in payment of distributions declared	33,239	33,239	90,600	90,600
Shares redeemed	(2,304,680,968)	(2,304,680,968)	(5,095,047,779)	(5,095,047,779)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	307,976,391	$307,976,391	(260,582,926)	$(260,581,720)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	842,649,060	$842,649,060	1,985,141,150	$1,985,141,594
Shares issued to shareholders in payment of distributions declared	3,834	3,834	39,172	39,172
Shares redeemed	(714,466,329)	(714,466,329)	(2,610,218,871)	(2,610,218,871)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	128,186,565	$128,186,565	(625,038,549)	$(625,038,105)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,475,806,429)	$(3,475,806,429)	(9,667,121,105)	$(9,667,091,477)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived $50,130,329 of its fee and voluntarily reimbursed $4,029,630 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,036,516	$(1,036,516)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers and/or reimbursements of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date
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of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.00	$0.35[2]
Institutional Shares	$1,000	$1,000.00	$0.35[3]
Service Shares	$1,000	$1,000.00	$0.35[4]
Capital Shares	$1,000	$1,000.00	$0.35[5]
Trust Shares	$1,000	$1,000.00	$0.35[6]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.85	$0.36[2]
Institutional Shares	$1,000	$1,024.85	$0.36[3]
Service Shares	$1,000	$1,024.85	$0.36[4]
Capital Shares	$1,000	$1,024.85	$0.36[5]
Trust Shares	$1,000	$1,024.85	$0.36[6]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.07%
Institutional Shares	0.07%
Service Shares	0.07%
Capital Shares	0.07%
Trust Shares	0.07%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.81, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.30, respectively.

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5
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.

6
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Treasury Obligations Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Hermes Trust for U.S. Treasury Obligations

A Portfolio of Federated Hermes Money Market Obligations Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	37.6%
Repurchase Agreements	62.4%
Other Assets and Liabilities—Net[2,3]	(0.0)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
At January 31, 2022, the Fund’s effective maturity schedule1 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.2%
8-30 Days	1.9%
31-90 Days	2.6%
91-180 Days	6.6%
181 Days or more	9.7%
Other Assets and Liabilities—Net[2,3]	(0.0)%
Total	100%

1	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
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1

Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount			Value
		U.S. TREASURIES— 37.6%
$ 3,800,000	[1]	United States Treasury Bills, 0.055%, 2/3/2022	$ 3,799,988
16,000,000	[1]	United States Treasury Bills, 0.055%, 2/22/2022	15,999,487
35,000,000	[1]	United States Treasury Bills, 0.055%, 3/1/2022	34,998,503
19,600,000	[1]	United States Treasury Bills, 0.060%, 4/21/2022	19,597,419
12,000,000	[1]	United States Treasury Bills, 0.060%, 4/28/2022	11,998,280
2,000,000	[1]	United States Treasury Bills, 0.065%, 5/5/2022	1,999,664
50,000,000	[1]	United States Treasury Bills, 0.065%, 5/12/2022	49,990,972
20,000,000	[1]	United States Treasury Bills, 0.070%, 3/29/2022	19,997,822
25,000,000	[1]	United States Treasury Bills, 0.075%, 7/14/2022	24,991,510
35,000,000	[1]	United States Treasury Bills, 0.080%, 8/11/2022	34,985,144
5,000,000	[1]	United States Treasury Bills, 0.123%, 10/6/2022	4,995,798
28,000,000	[1]	United States Treasury Bills, 0.160%, 6/23/2022	27,982,329
22,000,000	[1]	United States Treasury Bills, 0.163%, 11/3/2022	21,972,958
38,000,000	[1]	United States Treasury Bills, 0.210%, 6/30/2022	37,966,972
20,000,000	[1]	United States Treasury Bills, 0.220%, 7/7/2022	19,980,933
4,000,000	[1]	United States Treasury Bills, 0.240%, 12/1/2022	3,991,920
10,000,000	[1]	United States Treasury Bills, 0.630%, 1/26/2023	9,937,175
61,000,000	[2]	United States Treasury Floating Rate Notes, 0.219% (91-day T-Bill +0.029%), 2/1/2022	61,002,299
69,500,000	[2]	United States Treasury Floating Rate Notes, 0.224% (91-day T-Bill +0.034%), 2/1/2022	69,502,942
16,000,000	[2]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill -0.015%), 2/1/2022	15,998,990
33,000,000	[2]	United States Treasury Floating Rate Notes, 0.225% (91-day T-Bill +0.035%), 2/1/2022	32,999,098
52,000,000	[2]	United States Treasury Floating Rate Notes, 0.239% (91-day T-Bill +0.049%), 2/1/2022	52,002,930
156,250,000	[2]	United States Treasury Floating Rate Notes, 0.245% (91-day T-Bill +0.055%), 2/1/2022	156,250,051
70,000,000	[2]	United States Treasury Floating Rate Notes, 0.304% (91-day T-Bill +0.114%), 2/1/2022	70,002,404
30,750,000		United States Treasury Notes, 0.125%, 10/31/2022	30,756,100
14,354,000		United States Treasury Notes, 1.375%, 10/15/2022	14,483,955
23,000,000		United States Treasury Notes, 1.500%, 9/15/2022	23,201,621
14,000,000		United States Treasury Notes, 1.625%, 11/15/2022	14,165,970
13,000,000		United States Treasury Notes, 1.750%, 5/15/2022	13,061,634
6,000,000		United States Treasury Notes, 1.875%, 5/31/2022	6,035,274
13,000,000		United States Treasury Notes, 1.875%, 7/31/2022	13,114,001
31,000,000		United States Treasury Notes, 1.875%, 8/31/2022	31,180,209
31,000,000		United States Treasury Notes, 1.875%, 9/30/2022	31,177,986
15,000,000		United States Treasury Notes, 2.000%, 11/30/2022	15,229,016
15,000,000		United States Treasury Notes, 2.125%, 12/31/2022	15,152,525
Semi-Annual Shareholder Report
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Principal Amount		Value
	U.S. TREASURIES— continued
$ 20,000,000	United States Treasury Notes, 2.375%, 3/15/2022	$ 20,052,962
	TOTAL	1,030,556,841
	REPURCHASE AGREEMENTS— 62.4%
10,000,000	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 1/19/2022 under which Bank of Montreal will repurchase securities provided as collateral for $250,043,750 on 3/23/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2051 and the market value of those underlying securities was $255,009,237.	10,000,000
10,000,000	Interest in $950,000,000 joint repurchase agreement 0.12%, dated 1/18/2022 under which Bank of Montreal will repurchase securities provided as collateral for $950,231,167 on 4/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $969,045,224.	10,000,000
20,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.06%, dated 1/26/2022 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,068,750 on 2/28/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2027 and the market value of those underlying securities was $1,275,093,265.	20,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,319 on 2/9/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2027 and the market value of those underlying securities was $510,088,077.	35,000,000
750,000,000	Interest in $750,000,000 joint repurchase agreement 0.05%, dated 1/31/2022 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $750,001,042 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $750,001,054.	750,000,000
250,000,000	Interest in $250,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $250,000,382 on 2/1/2022. The securities provided as collateral at the end of the period held with State Street Bank & Co. as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $255,000,033.	250,000,000
40,000,000	Interest in $800,000,000 joint repurchase agreement 0.06%, dated 1/27/2022 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $800,008,000 on 2/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $816,000,002.	40,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS— continued
$446,000,000
Interest in $2,275,000,000 joint repurchase agreement 0.06%, dated
1/31/2022 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,275,003,476 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY
Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $2,320,503,552.
		$ 446,000,000
150,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.06%, dated 1/31/2022 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,004,583 on 2/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2050 and the market value of those underlying securities was $3,060,004,676.	150,000,000
	TOTAL REPURCHASE AGREEMENTS	1,711,000,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	2,741,556,841
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(876,806)
	TOTAL NET ASSETS—100%	$2,740,680,035

1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of January 31, 2022, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	(0.000)[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.011	0.021	0.012	0.004
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.011)	(0.021)	(0.012)	(0.004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	1.07%	2.16%	1.25%	0.44%
Ratios to Average Net Assets:
Net expenses[4]	0.08%[5]	0.13%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.00%[3,5]	0.01%	0.94%	2.18%	1.23%	0.47%
Expense waiver/reimbursement[6]	0.22%[5]	0.17%	0.11%	0.11%	0.13%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,214,117	$1,464,865	$2,334,139	$1,344,393	$360,889	$288,652

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.014	0.005	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.006	0.014	0.005	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.006)	(0.014)	(0.005)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.58%	1.45%	0.54%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.08%[5]	0.13%	0.67%	0.90%	0.90%	0.62%
Net investment income	0.00%[3,5]	0.00%[3]	0.53%	1.44%	0.53%	0.02%
Expense waiver/reimbursement[6]	0.93%[5]	0.87%	0.34%	0.11%	0.13%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$717,028	$735,469	$750,118	$591,844	$635,165	$751,234

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Total From Investment Operations	0.000[1]	0.000[1]	0.005	0.013	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Total Distributions	(0.000)[1]	(0.000)[1]	(0.005)	(0.013)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.50%	1.31%	0.40%	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	0.08%[5]	0.13%	0.76%	1.04%	1.05%	0.64%
Net investment income	0.00%[3,5]	0.00%[3]	0.47%	1.32%	0.30%	0.00%[3]
Expense waiver/reimbursement[6]	1.16%[5]	1.10%	0.48%	0.21%	0.23%	0.64%
Supplemental Data:
Net assets, end of period (000 omitted)	$809,535	$767,050	$653,747	$496,252	$341,124	$660,717

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in repurchase agreements	$1,711,000,000
Investment in securities	1,030,556,841
Investment in securities, at amortized cost and fair value	2,741,556,841
Cash	119,462
Income receivable	828,286
Receivable for shares sold	154,341
Total Assets	2,742,658,930
Liabilities:
Payable for shares redeemed	1,759,640
Payable for investment adviser fee (Note 4)	44,540
Payable for administrative fee (Note 4)	5,875
Payable for portfolio accounting fees	71,428
Accrued expenses (Note 4)	97,412
Total Liabilities	1,978,895
Net assets for 2,740,680,871 shares outstanding	$2,740,680,035
Net Assets Consist of:
Paid-in capital	$2,740,680,901
Total distributable earnings (loss)	(866)
Total Net Assets	$2,740,680,035
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$1,214,116,972 ÷ 1,214,117,343 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$717,028,109 ÷ 717,028,327 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$809,534,954 ÷ 809,535,201 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Interest	$1,111,793
Expenses:
Investment adviser fee (Note 4)	2,912,435
Administrative fee (Note 4)	1,138,949
Custodian fees	44,724
Transfer agent fees (Note 2)	765,877
Directors’/Trustees’ fees (Note 4)	8,378
Auditing fees	10,233
Legal fees	5,629
Portfolio accounting fees	101,855
Distribution services fee (Note 4)	3,720,430
Other service fees (Notes 2 and 4)	1,932,116
Share registration costs	67,796
Printing and postage	32,746
Miscellaneous (Note 4)	41,500
TOTAL EXPENSES	10,782,668
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	(2,908,226)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(6,762,679)
TOTAL WAIVERS AND REIMBURSEMENTS	(9,670,905)
Net expenses	1,111,763
Net investment income	30
Net realized loss on investments	(372)
Change in net assets resulting from operations	$(342)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$30	$127,278
Net realized gain (loss)	(372)	3,411
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(342)	130,689
Distributions to Shareholders:
Institutional Shares	(2,176)	(128,157)
Cash II Shares	(1,151)	(678)
Cash Series Shares	(1,297)	(544)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,624)	(129,379)
Share Transactions:
Proceeds from sale of shares	2,224,487,768	5,025,976,951
Net asset value of shares issued to shareholders in payment of distributions declared	3,303	66,790
Cost of shares redeemed	(2,451,189,798)	(5,796,664,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(226,698,727)	(770,621,144)
Change in net assets	(226,703,693)	(770,619,834)
Net Assets:
Beginning of period	2,967,383,728	3,738,003,562
End of period	$2,740,680,035	$2,967,383,728
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Fund’s Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair
Semi-Annual Shareholder Report
11

value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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12

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $9,670,905 is disclosed in various locations in Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$8,685	$(14)	$—
Cash II Shares	387,099	—	(382,451)
Cash Series Shares	370,093	—	(365,007)
TOTAL	$765,877	$(14)	$(747,458)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2022, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$917,686	$(917,686)
Cash Series Shares	1,014,430	(1,014,430)
TOTAL	$1,932,116	$(1,932,116)
For the six months ended January 31, 2022, the Fund’s Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report
13

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	946,462,867	$946,462,867	2,318,100,584	$2,318,100,584
Shares issued to shareholders in payment of distributions declared	904	904	65,594	65,594
Shares redeemed	(1,197,209,230)	(1,197,209,230)	(3,187,440,884)	(3,187,440,884)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(250,745,459)	$(250,745,459)	(869,274,706)	$(869,274,706)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	173,290,034	$173,290,034	839,112,903	$839,112,903
Shares issued to shareholders in payment of distributions declared	1,125	1,125	656	656
Shares redeemed	(191,730,656)	(191,730,656)	(853,762,845)	(853,762,845)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(18,439,497)	$(18,439,497)	(14,649,286)	$(14,649,286)
Semi-Annual Shareholder Report
14

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,104,734,867	$1,104,734,867	1,868,763,464	$1,868,763,464
Shares issued to shareholders in payment of distributions declared	1,274	1,274	540	540
Shares redeemed	(1,062,249,912)	(1,062,249,912)	(1,755,461,156)	(1,755,461,156)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	42,486,229	$42,486,229	113,302,848	$113,302,848
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(226,698,727)	$(226,698,727)	(770,621,144)	$(770,621,144)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund’s Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund’s Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2022, the Adviser voluntarily waived $2,908,226 of its fee. In addition, the Adviser voluntarily reimbursed $14 and $362,661 of transfer agent fees and other operating expenses, respectively.
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15

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,285,209	$(1,285,209)
Cash Series Shares	2,435,221	(2,435,221)
TOTAL	$3,720,430	$(3,720,430)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund’s Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest
Semi-Annual Shareholder Report
16

expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $162,530,150. Net realized loss recognized on these transactions was $12,040.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
6. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$0.40[2]
Cash II Shares	$1,000	$1,000.00	$0.40[3]
Cash Series Shares	$1,000	$1,000.00	$0.40[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.80	$0.41[2]
Cash II Shares	$1,000	$1,024.80	$0.41[3]
Cash Series Shares	$1,000	$1,024.80	$0.41[4]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.08%
Cash II Shares	0.08%
Cash Series Shares	0.08%

2
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.

3
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.54 and $4.58, respectively.

4
Actual and Hypothetical expenses paid during the period utilizing the Fund’s Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under
Expense Limitation), multiplied by the average account value over the period, multiplied by
184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.29 and $5.35, respectively.

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also considered the additional yield support provided by the Adviser and/or its affiliates, in the form of voluntary fee waivers and/or expense reimbursements, in order for the Fund to maintain a positive yield.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
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The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s
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performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
31

Federated Hermes Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2022